Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2012
Registrant Name	dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Central Index Key	dei_EntityCentralIndexKey	0001209466
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 31, 2012
PowerShares Dynamic Banking Portfolio (Prospectus Summary) | PowerShares Dynamic Banking Portfolio | PowerShares Dynamic Banking Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJB
PowerShares Dynamic Biotechnology & Genome Portfolio (Prospectus Summary) | PowerShares Dynamic Biotechnology & Genome Portfolio | PowerShares Dynamic Biotechnology & Genome Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBE
PowerShares Dynamic Building & Construction Portfolio (Prospectus Summary) | PowerShares Dynamic Building & Construction Portfolio | PowerShares Dynamic Building & Construction Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKB
PowerShares Dynamic Energy Exploration & Production Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Exploration & Production Portfolio | PowerShares Dynamic Energy Exploration & Production Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXE
PowerShares Dynamic Food & Beverage Portfolio (Prospectus Summary) | PowerShares Dynamic Food & Beverage Portfolio | PowerShares Dynamic Food & Beverage Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBJ
PowerShares Dynamic Insurance Portfolio (Prospectus Summary) | PowerShares Dynamic Insurance Portfolio | PowerShares Dynamic Insurance Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIC
PowerShares Dynamic Leisure & Entertainment Portfolio (Prospectus Summary) | PowerShares Dynamic Leisure & Entertainment Portfolio | PowerShares Dynamic Leisure & Entertainment Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEJ
PowerShares Dynamic Media Portfolio (Prospectus Summary) | PowerShares Dynamic Media Portfolio | PowerShares Dynamic Media Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBS
PowerShares Dynamic Networking Portfolio (Prospectus Summary) | PowerShares Dynamic Networking Portfolio | PowerShares Dynamic Networking Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXQ
PowerShares Dynamic Oil & Gas Services Portfolio (Prospectus Summary) | PowerShares Dynamic Oil & Gas Services Portfolio | PowerShares Dynamic Oil & Gas Services Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXJ
PowerShares Dynamic Pharmaceuticals Portfolio (Prospectus Summary) | PowerShares Dynamic Pharmaceuticals Portfolio | PowerShares Dynamic Pharmaceuticals Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PJP
PowerShares Dynamic Retail Portfolio (Prospectus Summary) | PowerShares Dynamic Retail Portfolio | PowerShares Dynamic Retail Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMR
PowerShares Dynamic Semiconductors Portfolio (Prospectus Summary) | PowerShares Dynamic Semiconductors Portfolio | PowerShares Dynamic Semiconductors Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSI
PowerShares Dynamic Software Portfolio (Prospectus Summary) | PowerShares Dynamic Software Portfolio | PowerShares Dynamic Software Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSJ
PowerShares Dynamic MagniQuant Portfolio (Prospectus Summary) | PowerShares Dynamic MagniQuant Portfolio | PowerShares Dynamic MagniQuant Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIQ
PowerShares Dynamic Market Portfolio (Prospectus Summary) | PowerShares Dynamic Market Portfolio | PowerShares Dynamic Market Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWC
PowerShares Dynamic OTC Portfolio (Prospectus Summary) | PowerShares Dynamic OTC Portfolio | PowerShares Dynamic OTC Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWO
PowerShares FTSE RAFI U.S. 1000 Portfolio (Prospectus Summary) | PowerShares FTSE RAFI U.S. 1000 Portfolio | PowerShares FTSE RAFI U.S. 1000 Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRF
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (Prospectus Summary) | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRFZ
PowerShares Buyback Achievers Portfolio (Prospectus Summary) | PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PKW
PowerShares Dividend Achievers Portfolio (Prospectus Summary) | PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFM
PowerShares Financial Preferred Portfolio (Prospectus Summary) | PowerShares Financial Preferred Portfolio | PowerShares Financial Preferred Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGF
PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary) | PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEY
PowerShares International Dividend Achievers Portfolio (Prospectus Summary) | PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PID
PowerShares Dynamic Basic Materials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Basic Materials Sector Portfolio | PowerShares Dynamic Basic Materials Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYZ
PowerShares Dynamic Consumer Discretionary Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Discretionary Sector Portfolio | PowerShares Dynamic Consumer Discretionary Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEZ
PowerShares Dynamic Consumer Staples Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Staples Sector Portfolio | PowerShares Dynamic Consumer Staples Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSL
PowerShares Dynamic Energy Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Sector Portfolio | PowerShares Dynamic Energy Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXI
PowerShares Dynamic Financial Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Financial Sector Portfolio | PowerShares Dynamic Financial Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFI
PowerShares Dynamic Healthcare Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Healthcare Sector Portfolio | PowerShares Dynamic Healthcare Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTH
PowerShares Dynamic Industrials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Industrials Sector Portfolio | PowerShares Dynamic Industrials Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRN
PowerShares Dynamic Technology Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Technology Sector Portfolio | PowerShares Dynamic Technology Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTF
PowerShares Dynamic Utilities Portfolio (Prospectus Summary) | PowerShares Dynamic Utilities Portfolio | PowerShares Dynamic Utilities Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUI
PowerShares NASDAQ Internet Portfolio (Prospectus Summary) | PowerShares NASDAQ Internet Portfolio | PowerShares NASDAQ Internet Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNQI
PowerShares Aerospace & Defense Portfolio (Prospectus Summary) | PowerShares Aerospace & Defense Portfolio | PowerShares Aerospace & Defense Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPA
PowerShares Cleantech Portfolio (Prospectus Summary) | PowerShares Cleantech Portfolio | PowerShares Cleantech Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZD
PowerShares DWA Technical Leaders (TM) Portfolio (Prospectus Summary) | PowerShares DWA Technical Leaders (TM) Portfolio | PowerShares DWA Technical Leaders (TM) Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PDP
PowerShares Global Listed Private Equity Portfolio (Prospectus Summary) | PowerShares Global Listed Private Equity Portfolio | PowerShares Global Listed Private Equity Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSP
PowerShares Golden Dragon China Portfolio (Prospectus Summary) | PowerShares Golden Dragon China Portfolio | PowerShares Golden Dragon China Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PGJ
PowerShares Lux Nanotech Portfolio (Prospectus Summary) | PowerShares Lux Nanotech Portfolio | PowerShares Lux Nanotech Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXN
PowerShares Morningstar StockInvestor Core Portfolio (Prospectus Summary) | PowerShares Morningstar StockInvestor Core Portfolio | PowerShares Morningstar StockInvestor Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PYH
Powershares S&P 500 BuyWrite Portfolio (Prospectus Summary) | Powershares S&P 500 BuyWrite Portfolio | Powershares S&P 500 BuyWrite Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBP
PowerShares S&P 500 High Quality Portfolio (Prospectus Summary) | PowerShares S&P 500 High Quality Portfolio | PowerShares S&P 500 High Quality Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PIV
PowerShares Water Resources Portfolio (Prospectus Summary) | PowerShares Water Resources Portfolio | PowerShares Water Resources Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHO
PowerShares Wilderhill Clean Energy Portfolio (Prospectus Summary) | PowerShares Wilderhill Clean Energy Portfolio | PowerShares Wilderhill Clean Energy Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBW
PowerShares WilderHill Progressive Energy Portfolio (Prospectus Summary) | PowerShares WilderHill Progressive Energy Portfolio | PowerShares WilderHill Progressive Energy Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PUW
PowerShares Dynamic Large Cap Growth Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Growth Portfolio | PowerShares Dynamic Large Cap Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWB
PowerShares Dynamic Large Cap Value Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Value Portfolio | PowerShares Dynamic Large Cap Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWV
PowerShares Zacks Micro Cap Portfolio (Prospectus Summary) | PowerShares Zacks Micro Cap Portfolio | PowerShares Zacks Micro Cap Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PZI
PowerShares Fundamental Pure Large Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Growth Portfolio | PowerShares Fundamental Pure Large Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXLG
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio | PowerShares Fundamental Pure Large Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXLC
PowerShares Fundamental Pure Large Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Value Portfolio | PowerShares Fundamental Pure Large Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXLV
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio | PowerShares Fundamental Pure Mid Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXMG
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio | PowerShares Fundamental Pure Mid Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXMC
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio | PowerShares Fundamental Pure Mid Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXMV
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio | PowerShares Fundamental Pure Small Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWT
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio | PowerShares Fundamental Pure Small Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PXSC
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PWY

PowerShares Dynamic Banking Portfolio (Prospectus Summary) | PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Banking Portfolio
Investment Objective
The PowerShares Dynamic Banking Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Banking IntellidexSM Index (the "Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Banking Portfolio
Management Fees		0.50%
Other Expenses		1.33%
Total Annual Fund Operating Expenses	[1]	1.83%
Fee Waivers and Expense Assumption	[1]	1.18%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1][2]	0.65%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses are equal to the Total Annual Fund Operating Expenses
After Fee Waivers and Expense Assumption in the first year and the Total Annual
Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Banking Portfolio	66	461	880	2,051

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of banking companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was composed of common stocks of 30 U.S. banking companies. These companies include money center banks, regional banks or thrifts that are engaged principally in providing a range of consumer and commercial products and services, including depository and cash management services;
consumer and commercial loans; residential and commercial real estate loans; and
other related banking products and services. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the
"Intellidex Provider") includes common stocks of banking companies in the
Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Banking Industry Concentration Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the banking industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Increased competition also may affect adversely the profitability or viability of banks.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 12.36%. Best Quarter Worst Quarter 24.51% (4th Quarter 2011) (25.53)% (1st Quarter 2009)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Banking Portfolio	Return Before Taxes	(9.32%)	(11.93%)	(11.39%)	Oct 12, 2006
PowerShares Dynamic Banking Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(9.95%)	(12.67%)	(12.16%)	Oct 12, 2006
PowerShares Dynamic Banking Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(6.06%)	(10.05%)	(9.61%)	Oct 12, 2006
PowerShares Dynamic Banking Portfolio Dynamic Banking IntellidexSM Index	Dynamic Banking IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(8.67%)	(11.04%)	(10.51%)	Oct 12, 2006
PowerShares Dynamic Banking Portfolio S&P Composite 1500 Commercial Banks Index	S&P Composite 1500 Commercial Banks Index (reflects no deduction for fees, expenses or taxes)	(9.54%)	(13.06%)	(12.19%)	Oct 12, 2006
PowerShares Dynamic Banking Portfolio Dow Jones US Banks Index	Dow Jones US Banks Index (reflects no deduction for fees, expenses or taxes)	(25.37%)	(19.53%)	(18.26%)	Oct 12, 2006
PowerShares Dynamic Banking Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.61%	Oct 12, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Banking Portfolio (Prospectus Summary) | PowerShares Dynamic Banking Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Banking Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Banking Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of
		the Dynamic Banking IntellidexSM Index (the "Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of
		the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	120.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses are equal to the Total Annual Fund Operating Expenses
After Fee Waivers and Expense Assumption in the first year and the Total Annual
Fund Operating Expenses thereafter. This example does not include the brokerage
		commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of banking companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was composed of common stocks of 30 U.S. banking companies. These companies include money center banks, regional banks or thrifts that are engaged principally in providing a range of consumer and commercial products and services, including depository and cash management services;
consumer and commercial loans; residential and commercial real estate loans; and
other related banking products and services. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the
"Intellidex Provider") includes common stocks of banking companies in the
Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Banking Industry Concentration Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the banking industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Increased competition also may affect adversely the profitability or viability of banks.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 12.36%. Best Quarter Worst Quarter 24.51% (4th Quarter 2011) (25.53)% (1st Quarter 2009)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Banking Portfolio (Prospectus Summary) | PowerShares Dynamic Banking Portfolio | Dynamic Banking IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Banking IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(8.67%)
5 Years	rr_AverageAnnualReturnYear05	(11.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Banking Portfolio (Prospectus Summary) | PowerShares Dynamic Banking Portfolio | S&P Composite 1500 Commercial Banks Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Commercial Banks Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.54%)
5 Years	rr_AverageAnnualReturnYear05	(13.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Banking Portfolio (Prospectus Summary) | PowerShares Dynamic Banking Portfolio | Dow Jones US Banks Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones US Banks Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(25.37%)
5 Years	rr_AverageAnnualReturnYear05	(19.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(18.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Banking Portfolio (Prospectus Summary) | PowerShares Dynamic Banking Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Banking Portfolio (Prospectus Summary) | PowerShares Dynamic Banking Portfolio | PowerShares Dynamic Banking Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.33%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(1.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.65%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	461
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	880
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,051
Annual Return 2007	rr_AnnualReturn2007	(22.24%)
Annual Return 2008	rr_AnnualReturn2008	(12.65%)
Annual Return 2009	rr_AnnualReturn2009	(22.78%)
Annual Return 2010	rr_AnnualReturn2010	11.39%
Annual Return 2011	rr_AnnualReturn2011	(9.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.51%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.53%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.32%)
5 Years	rr_AverageAnnualReturnYear05	(11.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.39%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Banking Portfolio (Prospectus Summary) | PowerShares Dynamic Banking Portfolio | PowerShares Dynamic Banking Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.95%)
5 Years	rr_AverageAnnualReturnYear05	(12.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Banking Portfolio (Prospectus Summary) | PowerShares Dynamic Banking Portfolio | PowerShares Dynamic Banking Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.06%)
5 Years	rr_AverageAnnualReturnYear05	(10.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(9.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006

[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Biotechnology & Genome Portfolio (Prospectus Summary) | PowerShares Dynamic Biotechnology & Genome Portfolio
PowerShares Dynamic Biotechnology & Genome Portfolio
Investment Objective
The PowerShares Dynamic Biotechnology & Genome Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Biotechnology & Genome IntellidexSM Index
(the "Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Biotechnology & Genome Portfolio
Management Fees		0.50%
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.64%
Fee Waivers and Expense Assumption	[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.63%
[1]	Invesco PowerShares Capital Management LLC (the" Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Biotechnology & Genome Portfolio	64	204	356	797

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 53% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of biotechnology companies and genome companies that comprise the Underlying Intellidex.
As of June 30, 2012, the Underlying Intellidex was composed of common stocks of 30
U.S. biotechnology and genome companies. These companies are engaged principally in the research, development, manufacture and marketing and distribution of various biotechnological products, services and processes, and are companies that benefit significantly from scientific and technological advances in biotechnology and genetic engineering and research. These companies may include, for example, companies involved in the research, development or production of pharmaceuticals, including veterinary drugs. Strictly in accordance with its guidelines and mandated procedures,
NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of biotechnology and genome companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Biotechnology/Genome Industry Concentration Risk. The biotechnology and genome industry can be significantly affected by patent considerations, including the termination of patent protections for their products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology and genome industry is an emerging growth industry, and therefore biotechnology and genome companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology and genome companies must contend with high development costs, which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying
Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund.
The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 16.01%. Best Quarter Worst Quarter 21.89% (3rd Quarter 2009) (23.47)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and /or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Biotechnology & Genome Portfolio	Return Before Taxes	(8.20%)	2.63%	4.94%	Jun 23, 2005
PowerShares Dynamic Biotechnology & Genome Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(8.20%)	2.60%	4.91%	Jun 23, 2005
PowerShares Dynamic Biotechnology & Genome Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.33%)	2.23%	4.26%	Jun 23, 2005
PowerShares Dynamic Biotechnology & Genome Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	2.84%	Jun 23, 2005
PowerShares Dynamic Biotechnology & Genome Portfolio Dynamic Biotechnology & Genome IntellidexSM Index	Dynamic Biotechnology & Genome IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(7.53%)	3.38%	5.42%	Jun 23, 2005
PowerShares Dynamic Biotechnology & Genome Portfolio S&P Composite 1500 Biotech Index	S&P Composite 1500 Biotech Index (reflects no deduction for fees, expenses or taxes)	20.41%	4.79%	7.10%	Jun 23, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Biotechnology & Genome Portfolio (Prospectus Summary) | PowerShares Dynamic Biotechnology & Genome Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Biotechnology & Genome Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Biotechnology & Genome Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Biotechnology & Genome IntellidexSM Index
		(the "Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the
Fund's portfolio turnover rate was 53% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result
		of the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	53.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy
		and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of biotechnology companies and genome companies that comprise the Underlying Intellidex.
As of June 30, 2012, the Underlying Intellidex was composed of common stocks of 30
U.S. biotechnology and genome companies. These companies are engaged principally in the research, development, manufacture and marketing and distribution of various biotechnological products, services and processes, and are companies that benefit significantly from scientific and technological advances in biotechnology and genetic engineering and research. These companies may include, for example, companies involved in the research, development or production of pharmaceuticals, including veterinary drugs. Strictly in accordance with its guidelines and mandated procedures,
NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of biotechnology and genome companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments
		in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Biotechnology/Genome Industry Concentration Risk. The biotechnology and genome industry can be significantly affected by patent considerations, including the termination of patent protections for their products, intense competition both domestically and internationally, rapid technological change and obsolescence, government regulation and expensive insurance costs due to the risk of product liability lawsuits. In addition, the biotechnology and genome industry is an emerging growth industry, and therefore biotechnology and genome companies may be thinly capitalized and more volatile than companies with greater capitalizations. Biotechnology and genome companies must contend with high development costs, which may be exacerbated by the inability to raise prices to cover costs because of managed care pressure, government regulation or price controls.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying
Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund.
		The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 16.01%. Best Quarter Worst Quarter 21.89% (3rd Quarter 2009) (23.47)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and /or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before
		taxes and /or returns after taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Biotechnology & Genome Portfolio (Prospectus Summary) | PowerShares Dynamic Biotechnology & Genome Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Biotechnology & Genome Portfolio (Prospectus Summary) | PowerShares Dynamic Biotechnology & Genome Portfolio | Dynamic Biotechnology & Genome IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Biotechnology & Genome IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.53%)
5 Years	rr_AverageAnnualReturnYear05	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	5.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Biotechnology & Genome Portfolio (Prospectus Summary) | PowerShares Dynamic Biotechnology & Genome Portfolio | S&P Composite 1500 Biotech Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Biotech Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.41%
5 Years	rr_AverageAnnualReturnYear05	4.79%
Since Inception	rr_AverageAnnualReturnSinceInception	7.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Biotechnology & Genome Portfolio (Prospectus Summary) | PowerShares Dynamic Biotechnology & Genome Portfolio | PowerShares Dynamic Biotechnology & Genome Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.63%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	204
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	356
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	797
Annual Return 2006	rr_AnnualReturn2006	2.08%
Annual Return 2007	rr_AnnualReturn2007	5.71%
Annual Return 2008	rr_AnnualReturn2008	(26.42%)
Annual Return 2009	rr_AnnualReturn2009	21.64%
Annual Return 2010	rr_AnnualReturn2010	31.09%
Annual Return 2011	rr_AnnualReturn2011	(8.20%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.47%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.20%)
5 Years	rr_AverageAnnualReturnYear05	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Biotechnology & Genome Portfolio (Prospectus Summary) | PowerShares Dynamic Biotechnology & Genome Portfolio | PowerShares Dynamic Biotechnology & Genome Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.20%)
5 Years	rr_AverageAnnualReturnYear05	2.60%
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Biotechnology & Genome Portfolio (Prospectus Summary) | PowerShares Dynamic Biotechnology & Genome Portfolio | PowerShares Dynamic Biotechnology & Genome Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.33%)
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005

[1]	Invesco PowerShares Capital Management LLC (the" Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Building & Construction Portfolio (Prospectus Summary) | PowerShares Dynamic Building & Construction Portfolio
PowerShares Dynamic Building & Construction Portfolio
Investment Objective
The PowerShares Dynamic Building & Construction Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Building & Construction IntellidexSM Index (the
"Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Building & Construction Portfolio
Management Fees		0.50%
Other Expenses		0.51%
Total Annual Fund Operating Expenses		1.01%
Fee Waivers and Expense Assumption	[1]	0.38%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.63%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Building & Construction Portfolio	64	284	521	1,202

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of building and construction companies that comprise the Underlying Intellidex.
As of June 30, 2012, the Underlying Intellidex was composed of common stocks of 30 U.S. building and construction companies. These companies are engaged primarily in providing construction and related engineering services for building and remodeling residential properties, commercial or industrial buildings, or working on large-scale infrastructure projects, such as highways, tunnels, bridges, dams, power lines and airports. These companies also may include manufacturers of building materials for home improvement and general construction projects and specialized machinery used for building and construction; companies that provide installation, maintenance or repair work;
and land developers. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of building and construction companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Building and Construction Industry Concentration Risk. Companies in the building and construction industry are affected by supply and demand both for their specific products or services and for industrial sector products in general. The building and construction industry also may be significantly affected by changes in government spending, zoning laws, economic conditions, interest rates, taxation, real estate values and overbuilding. The products of companies that operate in the building and construction industry may face obsolescence due to rapid technological developments and frequent new product introduction. In addition, government regulation, world events and economic conditions affect the performance of companies in these industries.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 15.53%. Best Quarter Worst Quarter 20.81% (4th Quarter 2011) (24.71)% (3rd Quarter 2011)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Building & Construction Portfolio	Return Before Taxes	(6.93%)	(5.00%)	(2.83%)	Oct 26, 2005
PowerShares Dynamic Building & Construction Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(6.98%)	(5.41%)	(3.18%)	Oct 26, 2005
PowerShares Dynamic Building & Construction Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.51%)	(4.40%)	(2.56%)	Oct 26, 2005
PowerShares Dynamic Building & Construction Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	3.03%	Oct 26, 2005
PowerShares Dynamic Building & Construction Portfolio Dynamic Building & Construction IntellidexSM Index	Dynamic Building & Construction IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(6.25%)	(4.38%)	(1.98%)	Oct 26, 2005
PowerShares Dynamic Building & Construction Portfolio S&P Composite 1500 Construction & Engineering Index	S&P Composite 1500 Construction & Engineering Index (reflects no deduction for fees, expenses or taxes)	(14.86%)	0.64%	5.87%	Oct 26, 2005
PowerShares Dynamic Building & Construction Portfolio S&P Composite 1500 Homebuilders Index	S&P Composite 1500 Homebuilders Index (reflects no deduction for fees, expenses or taxes)	(5.37%)	(18.40%)	(16.93%)	Oct 26, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Building & Construction Portfolio (Prospectus Summary) | PowerShares Dynamic Building & Construction Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Building & Construction Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Building & Construction Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Building & Construction IntellidexSM Index (the
		"Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
		Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of building and construction companies that comprise the Underlying Intellidex.
As of June 30, 2012, the Underlying Intellidex was composed of common stocks of 30 U.S. building and construction companies. These companies are engaged primarily in providing construction and related engineering services for building and remodeling residential properties, commercial or industrial buildings, or working on large-scale infrastructure projects, such as highways, tunnels, bridges, dams, power lines and airports. These companies also may include manufacturers of building materials for home improvement and general construction projects and specialized machinery used for building and construction; companies that provide installation, maintenance or repair work;
and land developers. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of building and construction companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate
		its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Building and Construction Industry Concentration Risk. Companies in the building and construction industry are affected by supply and demand both for their specific products or services and for industrial sector products in general. The building and construction industry also may be significantly affected by changes in government spending, zoning laws, economic conditions, interest rates, taxation, real estate values and overbuilding. The products of companies that operate in the building and construction industry may face obsolescence due to rapid technological developments and frequent new product introduction. In addition, government regulation, world events and economic conditions affect the performance of companies in these industries.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 15.53%. Best Quarter Worst Quarter 20.81% (4th Quarter 2011) (24.71)% (3rd Quarter 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Building & Construction Portfolio (Prospectus Summary) | PowerShares Dynamic Building & Construction Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Building & Construction Portfolio (Prospectus Summary) | PowerShares Dynamic Building & Construction Portfolio | Dynamic Building & Construction IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Building & Construction IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.25%)
5 Years	rr_AverageAnnualReturnYear05	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Building & Construction Portfolio (Prospectus Summary) | PowerShares Dynamic Building & Construction Portfolio | S&P Composite 1500 Construction & Engineering Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Construction & Engineering Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.86%)
5 Years	rr_AverageAnnualReturnYear05	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	5.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Building & Construction Portfolio (Prospectus Summary) | PowerShares Dynamic Building & Construction Portfolio | S&P Composite 1500 Homebuilders Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Homebuilders Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.37%)
5 Years	rr_AverageAnnualReturnYear05	(18.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Building & Construction Portfolio (Prospectus Summary) | PowerShares Dynamic Building & Construction Portfolio | PowerShares Dynamic Building & Construction Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.63%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	521
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,202
Annual Return 2006	rr_AnnualReturn2006	1.75%
Annual Return 2007	rr_AnnualReturn2007	10.47%
Annual Return 2008	rr_AnnualReturn2008	(35.39%)
Annual Return 2009	rr_AnnualReturn2009	1.76%
Annual Return 2010	rr_AnnualReturn2010	14.48%
Annual Return 2011	rr_AnnualReturn2011	(6.93%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.71%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.93%)
5 Years	rr_AverageAnnualReturnYear05	(5.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.83%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Building & Construction Portfolio (Prospectus Summary) | PowerShares Dynamic Building & Construction Portfolio | PowerShares Dynamic Building & Construction Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.98%)
5 Years	rr_AverageAnnualReturnYear05	(5.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Building & Construction Portfolio (Prospectus Summary) | PowerShares Dynamic Building & Construction Portfolio | PowerShares Dynamic Building & Construction Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.51%)
5 Years	rr_AverageAnnualReturnYear05	(4.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Energy Exploration & Production Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Exploration & Production Portfolio
PowerShares Dynamic Energy Exploration & Production Portfolio
Investment Objective
The PowerShares Dynamic Energy Exploration & Production Portfolio (the "Fund")
seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Energy Exploration & Production IntellidexSM
Index (the "Underlying Intellidex").

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Energy Exploration & Production Portfolio
Management Fees		0.50%
Other Expenses		0.23%
Total Annual Fund Operating Expenses		0.73%
Fee Waivers and Expense Assumption	[1]	0.08%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.65%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell
Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Energy Exploration & Production Portfolio	66	225	398	899

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of companies engaged in energy exploration and production that comprise the
Underlying Intellidex. As of June 30, 2012, the Underlying Intellidex was
composed of common stocks of 30 U.S. companies involved in the exploration and production of natural resources used to produce energy. These companies are engaged principally in exploration, extraction and production of crude oil and natural gas from land-based or offshore wells. These companies include petroleum refineries that process the crude oil into finished products, such as gasoline and automotive lubricants, and companies involved in gathering and processing natural gas, and manufacturing natural gas liquid. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the
"Intellidex Provider") includes common stocks of enrgy exploration and production companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Energy Exploration and Production Industry Concentration Risk. Companies in the
energy exploration and production industry are subject to extensive government regulation, which may increase the cost of business and limit these companies'
earnings. In addition, these companies are at risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this industry could be adversely affected by levels and volatility of global energy prices, commodity price volatility, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments and labor relations.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 3.67%. Best Quarter Worst Quarter 29.80% (2nd Quarter 2008) (33.65)% (3rd Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and /or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Energy Exploration & Production Portfolio	Return Before Taxes	(1.57%)	4.21%	6.19%	Oct 26, 2005
PowerShares Dynamic Energy Exploration & Production Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(2.01%)	3.98%	5.97%	Oct 26, 2005
PowerShares Dynamic Energy Exploration & Production Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.02%)	3.48%	5.24%	Oct 26, 2005
PowerShares Dynamic Energy Exploration & Production Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	3.03%	Oct 26, 2005
PowerShares Dynamic Energy Exploration & Production Portfolio Dynamic Energy Exploration & Production IntellidexSM Index	Dynamic Energy Exploration & Production IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(0.84%)	4.92%	6.83%	Oct 26, 2005
PowerShares Dynamic Energy Exploration & Production Portfolio S&P Composite 1500 Oil & Gas Exploration & Production Index	S&P Composite 1500 Oil & Gas Exploration & Production Index (reflects no deduction for fees, expenses or taxes)	(7.59%)	6.37%	6.91%	Oct 26, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Energy Exploration & Production Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Exploration & Production Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Energy Exploration & Production Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Energy Exploration & Production Portfolio (the "Fund")
seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Energy Exploration & Production IntellidexSM
Index (the "Underlying Intellidex").

Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 94% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
		Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell
		Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of companies engaged in energy exploration and production that comprise the
Underlying Intellidex. As of June 30, 2012, the Underlying Intellidex was
composed of common stocks of 30 U.S. companies involved in the exploration and production of natural resources used to produce energy. These companies are engaged principally in exploration, extraction and production of crude oil and natural gas from land-based or offshore wells. These companies include petroleum refineries that process the crude oil into finished products, such as gasoline and automotive lubricants, and companies involved in gathering and processing natural gas, and manufacturing natural gas liquid. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the
"Intellidex Provider") includes common stocks of enrgy exploration and production companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Energy Exploration and Production Industry Concentration Risk. Companies in the
energy exploration and production industry are subject to extensive government regulation, which may increase the cost of business and limit these companies'
earnings. In addition, these companies are at risk of civil liability from accidents resulting in injury or loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Companies in this industry could be adversely affected by levels and volatility of global energy prices, commodity price volatility, changes in exchange rates and interest rates, imposition of import controls, increased competition, capital expenditures on exploration and production, depletion of resources, development of alternative energy sources and energy conservation efforts, technological developments and labor relations.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 3.67%. Best Quarter Worst Quarter 29.80% (2nd Quarter 2008) (33.65)% (3rd Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and /or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and /or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Energy Exploration & Production Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Exploration & Production Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Energy Exploration & Production Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Exploration & Production Portfolio | Dynamic Energy Exploration & Production IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Energy Exploration & Production IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.84%)
5 Years	rr_AverageAnnualReturnYear05	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Energy Exploration & Production Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Exploration & Production Portfolio | S&P Composite 1500 Oil & Gas Exploration & Production Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Oil & Gas Exploration & Production Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.59%)
5 Years	rr_AverageAnnualReturnYear05	6.37%
Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Energy Exploration & Production Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Exploration & Production Portfolio | PowerShares Dynamic Energy Exploration & Production Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.73%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.65%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	398
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	899
Annual Return 2006	rr_AnnualReturn2006	12.67%
Annual Return 2007	rr_AnnualReturn2007	35.11%
Annual Return 2008	rr_AnnualReturn2008	(44.97%)
Annual Return 2009	rr_AnnualReturn2009	20.03%
Annual Return 2010	rr_AnnualReturn2010	39.90%
Annual Return 2011	rr_AnnualReturn2011	(1.57%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.65%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.57%)
5 Years	rr_AverageAnnualReturnYear05	4.21%
Since Inception	rr_AverageAnnualReturnSinceInception	6.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Energy Exploration & Production Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Exploration & Production Portfolio | PowerShares Dynamic Energy Exploration & Production Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.01%)
5 Years	rr_AverageAnnualReturnYear05	3.98%
Since Inception	rr_AverageAnnualReturnSinceInception	5.97%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Energy Exploration & Production Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Exploration & Production Portfolio | PowerShares Dynamic Energy Exploration & Production Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.02%)
5 Years	rr_AverageAnnualReturnYear05	3.48%
Since Inception	rr_AverageAnnualReturnSinceInception	5.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Food & Beverage Portfolio (Prospectus Summary) | PowerShares Dynamic Food & Beverage Portfolio
PowerShares Dynamic Food & Beverage Portfolio
Investment Objective
The PowerShares Dynamic Food & Beverage Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Food & Beverage IntellidexSM Index (the "Underlying
Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Food & Beverage Portfolio
Management Fees		0.50%
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.64%
Fee Waivers and Expense Assumption	[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.63%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Food & Beverage Portfolio	64	204	356	797

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when
Fund Shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of food and beverage companies that comprise the Underlying Intellidex. As of
June 30, 2012, the Underlying Intellidex was composed of common stocks of 30
U.S. food and beverage companies. These companies are engaged principally in the manufacture, sale or distribution of food and beverage products, agricultural products and products related to the development of new food technologies. These companies may include, for example, companies that sell products and services, such as meat and poultry processing and wholesale and retail distribution, and warehousing of food and food-related products, including restaurants, grocery stores, brewers, distillers and vintners; and companies that manufacture and distribute products including soft drinks, packaged food products (such as cereals, pet foods, and frozen foods), health food and dietary products.
Strictly in accordance with its guidelines and mandated procedures, NYSE Arca,
Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of food and beverage companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Food and Beverage Industry Concentration Risk. The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying
Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 5.07%. Best Quarter Worst Quarter 12.23% (2nd Quarter 2009) (13.67)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Food & Beverage Portfolio	Return Before Taxes	6.23%	4.92%	5.64%	Jun 23, 2005
PowerShares Dynamic Food & Beverage Portfolio After Taxes on Distributions	Return After Taxes on Distributions	5.88%	4.28%	5.06%	Jun 23, 2005
PowerShares Dynamic Food & Beverage Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.05%	3.83%	4.52%	Jun 23, 2005
PowerShares Dynamic Food & Beverage Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	2.84%	Jun 23, 2005
PowerShares Dynamic Food & Beverage Portfolio Dynamic Food & Beverage IntellidexSM Index	Dynamic Food & Beverage IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	6.93%	5.63%	6.34%	Jun 23, 2005
PowerShares Dynamic Food & Beverage Portfolio S&P Composite 1500 Food Beverage & Tobacco Index	S&P Composite 1500 Food Beverage & Tobacco Index (reflects no deduction for fees, expenses or taxes)	17.68%	10.70%	11.48%	Jun 23, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Food & Beverage Portfolio (Prospectus Summary) | PowerShares Dynamic Food & Beverage Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Food & Beverage Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Food & Beverage Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Food & Beverage IntellidexSM Index (the "Underlying
		Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when
Fund Shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 134% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and
		redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	134.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy
		and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of food and beverage companies that comprise the Underlying Intellidex. As of
June 30, 2012, the Underlying Intellidex was composed of common stocks of 30
U.S. food and beverage companies. These companies are engaged principally in the manufacture, sale or distribution of food and beverage products, agricultural products and products related to the development of new food technologies. These companies may include, for example, companies that sell products and services, such as meat and poultry processing and wholesale and retail distribution, and warehousing of food and food-related products, including restaurants, grocery stores, brewers, distillers and vintners; and companies that manufacture and distribute products including soft drinks, packaged food products (such as cereals, pet foods, and frozen foods), health food and dietary products.
Strictly in accordance with its guidelines and mandated procedures, NYSE Arca,
Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of food and beverage companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Food and Beverage Industry Concentration Risk. The food and beverage industry is highly competitive and can be significantly affected by demographic and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, government regulation, adverse changes in general economic conditions, evolving consumer preferences, nutritional and health-related concerns, federal, state and local food inspection and processing controls, consumer product liability claims, consumer boycotts, risks of product tampering and the availability and expense of liability insurance.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying
Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 5.07%. Best Quarter Worst Quarter 12.23% (2nd Quarter 2009) (13.67)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
		401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Food & Beverage Portfolio (Prospectus Summary) | PowerShares Dynamic Food & Beverage Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Food & Beverage Portfolio (Prospectus Summary) | PowerShares Dynamic Food & Beverage Portfolio | Dynamic Food & Beverage IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Food & Beverage IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.93%
5 Years	rr_AverageAnnualReturnYear05	5.63%
Since Inception	rr_AverageAnnualReturnSinceInception	6.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Food & Beverage Portfolio (Prospectus Summary) | PowerShares Dynamic Food & Beverage Portfolio | S&P Composite 1500 Food Beverage & Tobacco Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Food Beverage & Tobacco Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	17.68%
5 Years	rr_AverageAnnualReturnYear05	10.70%
Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Food & Beverage Portfolio (Prospectus Summary) | PowerShares Dynamic Food & Beverage Portfolio | PowerShares Dynamic Food & Beverage Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.63%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	204
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	356
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	797
Annual Return 2006	rr_AnnualReturn2006	15.58%
Annual Return 2007	rr_AnnualReturn2007	6.10%
Annual Return 2008	rr_AnnualReturn2008	(21.77%)
Annual Return 2009	rr_AnnualReturn2009	10.81%
Annual Return 2010	rr_AnnualReturn2010	30.11%
Annual Return 2011	rr_AnnualReturn2011	6.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.67%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.23%
5 Years	rr_AverageAnnualReturnYear05	4.92%
Since Inception	rr_AverageAnnualReturnSinceInception	5.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Food & Beverage Portfolio (Prospectus Summary) | PowerShares Dynamic Food & Beverage Portfolio | PowerShares Dynamic Food & Beverage Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.88%
5 Years	rr_AverageAnnualReturnYear05	4.28%
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Food & Beverage Portfolio (Prospectus Summary) | PowerShares Dynamic Food & Beverage Portfolio | PowerShares Dynamic Food & Beverage Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.05%
5 Years	rr_AverageAnnualReturnYear05	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	4.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Insurance Portfolio (Prospectus Summary) | PowerShares Dynamic Insurance Portfolio
PowerShares Dynamic Insurance Portfolio
Investment Objective
The PowerShares Dynamic Insurance Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Insurance IntellidexSM Index (the "Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Insurance Portfolio
Management Fees		0.50%
Other Expenses		1.80%
Total Annual Fund Operating Expenses	[1]	2.30%
Fee Waivers and Expense Assumption	[2]	1.67%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1][2]	0.63%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors  may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Insurance Portfolio	64	558	1,078	2,506

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of insurance companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was composed of common stocks of 30 U.S.
insurance companies. These companies are engaged principally in underwriting or distributing and reselling life, health and property/casualty insurance policies. The Underlying Intellidex may include companies that provide coverage for various types of property and casualty risks; guarantee payment to a beneficiary when an insured person ceases to generate income, typically at death or retirement; or protect against financial loss resulting from medical bills and/or the financial consequences of poor health. The Underlying Intellidex also may include insurance brokerage and reinsurance companies. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the
"Intellidex Provider") includes common stocks of insurance companies in the
Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Insurance Industry Concentration Risk. Many factors, including changes in interest rates, general economic conditions, the imposition of premium rate caps, competition and pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law, can significantly affect companies in the insurance industry. In addition, different segments of the insurance industry can be significantly affected by mortality and morbidity rates, actuarial miscalculations, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts, and availability and cost of reinsurance.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.80%. Best Quarter Worst Quarter 18.28% (3rd Quarter 2009) (23.71)% (1st Quarter 2009)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Insurance Portfolio	Return Before Taxes	(6.40%)	(2.38%)	1.06%	Oct 26, 2005
PowerShares Dynamic Insurance Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(7.11%)	(2.95%)	0.52%	Oct 26, 2005
PowerShares Dynamic Insurance Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.16%)	(2.33%)	0.59%	Oct 26, 2005
PowerShares Dynamic Insurance Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	3.03%	Oct 26, 2005
PowerShares Dynamic Insurance Portfolio Dynamic Insurance IntellidexSM Index	Dynamic Insurance IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(5.71%)	(1.72%)	1.70%	Oct 26, 2005
PowerShares Dynamic Insurance Portfolio S&P Composite 1500 Insurance Index	S&P Composite 1500 Insurance Index (reflects no deduction for fees, expenses or taxes)	(6.90%)	(12.19%)	(7.58%)	Oct 26, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Insurance Portfolio (Prospectus Summary) | PowerShares Dynamic Insurance Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Insurance Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Insurance Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and
		yield of the Dynamic Insurance IntellidexSM Index (the "Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 87% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
		Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors  may pay to
		buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of insurance companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was composed of common stocks of 30 U.S.
insurance companies. These companies are engaged principally in underwriting or distributing and reselling life, health and property/casualty insurance policies. The Underlying Intellidex may include companies that provide coverage for various types of property and casualty risks; guarantee payment to a beneficiary when an insured person ceases to generate income, typically at death or retirement; or protect against financial loss resulting from medical bills and/or the financial consequences of poor health. The Underlying Intellidex also may include insurance brokerage and reinsurance companies. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the
"Intellidex Provider") includes common stocks of insurance companies in the
Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise
		concentrate its investments in securities of issuers in any one industry sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Insurance Industry Concentration Risk. Many factors, including changes in interest rates, general economic conditions, the imposition of premium rate caps, competition and pressure to compete globally, including price and marketing competition, and other changes in government regulation or tax law, can significantly affect companies in the insurance industry. In addition, different segments of the insurance industry can be significantly affected by mortality and morbidity rates, actuarial miscalculations, environmental clean-up costs and catastrophic events such as earthquakes, hurricanes and terrorist acts, and availability and cost of reinsurance.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.80%. Best Quarter Worst Quarter 18.28% (3rd Quarter 2009) (23.71)% (1st Quarter 2009)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Insurance Portfolio (Prospectus Summary) | PowerShares Dynamic Insurance Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Insurance Portfolio (Prospectus Summary) | PowerShares Dynamic Insurance Portfolio | Dynamic Insurance IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Insurance IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.71%)
5 Years	rr_AverageAnnualReturnYear05	(1.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Insurance Portfolio (Prospectus Summary) | PowerShares Dynamic Insurance Portfolio | S&P Composite 1500 Insurance Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Insurance Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.90%)
5 Years	rr_AverageAnnualReturnYear05	(12.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Insurance Portfolio (Prospectus Summary) | PowerShares Dynamic Insurance Portfolio | PowerShares Dynamic Insurance Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	1.80%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%	[1]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(1.67%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.63%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	558
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,078
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,506
Annual Return 2006	rr_AnnualReturn2006	13.36%
Annual Return 2007	rr_AnnualReturn2007	(5.18%)
Annual Return 2008	rr_AnnualReturn2008	(15.06%)
Annual Return 2009	rr_AnnualReturn2009	(3.74%)
Annual Return 2010	rr_AnnualReturn2010	22.17%
Annual Return 2011	rr_AnnualReturn2011	(6.40%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jan 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.71%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.40%)
5 Years	rr_AverageAnnualReturnYear05	(2.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Insurance Portfolio (Prospectus Summary) | PowerShares Dynamic Insurance Portfolio | PowerShares Dynamic Insurance Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(7.11%)
5 Years	rr_AverageAnnualReturnYear05	(2.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Insurance Portfolio (Prospectus Summary) | PowerShares Dynamic Insurance Portfolio | PowerShares Dynamic Insurance Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.16%)
5 Years	rr_AverageAnnualReturnYear05	(2.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005

[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Leisure & Entertainment Portfolio (Prospectus Summary) | PowerShares Dynamic Leisure & Entertainment Portfolio
PowerShares Dynamic Leisure and Entertainment Portfolio
Investment Objective
The PowerShares Dynamic Leisure and Entertainment Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Leisure and Entertainment IntellidexSM Index (the
"Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Leisure & Entertainment Portfolio
Management Fees		0.50%
Other Expenses		0.30%
Total Annual Fund Operating Expenses		0.80%
Fee Waivers and Expense Assumption	[1]	0.17%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.63%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund
Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Leisure & Entertainment Portfolio	64	238	427	974

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when
Fund Shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of leisure companies and entertainment companies that comprise the Underlying
Intellidex. As of June 30, 2012, the Underlying Intellidex was composed of common stocks of 30 U.S. leisure and entertainment companies. These companies are engaged principally in the design, production or distribution of goods or services in the leisure and entertainment industries. These companies may include, for example, companies that provide goods or services, including television and radio broadcast or manufacture (including cable television);
motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; toys and games, including video and other electronic games; amusement and theme parks; travel and travel-related services; leisure apparel or footwear;
and owners and operators of sports arenas and gaming casinos, hotels and motels.
Strictly in accordance with its guidelines and mandated procedures, NYSE Arca,
Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of leisure companies and entertainment companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25%
or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Leisure and Entertainment Industries Concentration Risk. Companies engaged in the design, production, or distribution of goods or services for the leisure and entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels and fast food and other restaurants) may become obsolete quickly. Additionally, several factors can significantly affect the leisure and entertainment industries, including the performance of the overall economy, changing consumer tastes and discretionary income levels, intense competition, technological developments and government regulation.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the
Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 16.63%. Best Quarter Worst Quarter 28.08% (2nd Quarter 2009) (22.43)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Leisure & Entertainment Portfolio	Return Before Taxes	2.12%	2.11%	4.76%	Jun 23, 2005
PowerShares Dynamic Leisure & Entertainment Portfolio After Taxes on Distributions	Return After Taxes on Distributions	1.87%	1.66%	4.38%	Jun 23, 2005
PowerShares Dynamic Leisure & Entertainment Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.37%	1.52%	3.88%	Jun 23, 2005
PowerShares Dynamic Leisure & Entertainment Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	2.84%	Jun 23, 2005
PowerShares Dynamic Leisure & Entertainment Portfolio Dynamic Leisure and Entertainment IntellidexSM Index	Dynamic Leisure and Entertainment IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	2.97%	2.59%	5.30%	Jun 23, 2005
PowerShares Dynamic Leisure & Entertainment Portfolio S&P Composite 1500 Hotels, Restaurants & Leisure Index	S&P Composite 1500 Hotels, Restaurants & Leisure Index (reflects no deduction for fees, expenses or taxes)	16.65%	8.25%	10.26%	Jun 23, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Leisure & Entertainment Portfolio (Prospectus Summary) | PowerShares Dynamic Leisure & Entertainment Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Leisure and Entertainment Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Leisure and Entertainment Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Leisure and Entertainment IntellidexSM Index (the
		"Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when
Fund Shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and
		redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund
Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include
		the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of leisure companies and entertainment companies that comprise the Underlying
Intellidex. As of June 30, 2012, the Underlying Intellidex was composed of common stocks of 30 U.S. leisure and entertainment companies. These companies are engaged principally in the design, production or distribution of goods or services in the leisure and entertainment industries. These companies may include, for example, companies that provide goods or services, including television and radio broadcast or manufacture (including cable television);
motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; toys and games, including video and other electronic games; amusement and theme parks; travel and travel-related services; leisure apparel or footwear;
and owners and operators of sports arenas and gaming casinos, hotels and motels.
Strictly in accordance with its guidelines and mandated procedures, NYSE Arca,
Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of leisure companies and entertainment companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25%
or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate
		its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Leisure and Entertainment Industries Concentration Risk. Companies engaged in the design, production, or distribution of goods or services for the leisure and entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels and fast food and other restaurants) may become obsolete quickly. Additionally, several factors can significantly affect the leisure and entertainment industries, including the performance of the overall economy, changing consumer tastes and discretionary income levels, intense competition, technological developments and government regulation.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the
Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 16.63%. Best Quarter Worst Quarter 28.08% (2nd Quarter 2009) (22.43)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
		401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Leisure & Entertainment Portfolio (Prospectus Summary) | PowerShares Dynamic Leisure & Entertainment Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Leisure & Entertainment Portfolio (Prospectus Summary) | PowerShares Dynamic Leisure & Entertainment Portfolio | Dynamic Leisure and Entertainment IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Leisure and Entertainment IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.97%
5 Years	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Leisure & Entertainment Portfolio (Prospectus Summary) | PowerShares Dynamic Leisure & Entertainment Portfolio | S&P Composite 1500 Hotels, Restaurants & Leisure Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Hotels, Restaurants & Leisure Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	16.65%
5 Years	rr_AverageAnnualReturnYear05	8.25%
Since Inception	rr_AverageAnnualReturnSinceInception	10.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Leisure & Entertainment Portfolio (Prospectus Summary) | PowerShares Dynamic Leisure & Entertainment Portfolio | PowerShares Dynamic Leisure & Entertainment Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.63%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	238
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	427
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	974
Annual Return 2006	rr_AnnualReturn2006	18.36%
Annual Return 2007	rr_AnnualReturn2007	(8.71%)
Annual Return 2008	rr_AnnualReturn2008	(39.96%)
Annual Return 2009	rr_AnnualReturn2009	42.44%
Annual Return 2010	rr_AnnualReturn2010	39.24%
Annual Return 2011	rr_AnnualReturn2011	2.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.43%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.12%
5 Years	rr_AverageAnnualReturnYear05	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	4.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Leisure & Entertainment Portfolio (Prospectus Summary) | PowerShares Dynamic Leisure & Entertainment Portfolio | PowerShares Dynamic Leisure & Entertainment Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.87%
5 Years	rr_AverageAnnualReturnYear05	1.66%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Leisure & Entertainment Portfolio (Prospectus Summary) | PowerShares Dynamic Leisure & Entertainment Portfolio | PowerShares Dynamic Leisure & Entertainment Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.37%
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Media Portfolio (Prospectus Summary) | PowerShares Dynamic Media Portfolio
PowerShares Dynamic Media Portfolio
Investment Objective
The PowerShares Dynamic Media Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Media IntellidexSM Index (the "Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Media Portfolio
Management Fees		0.50%
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.65%
Fee Waivers and Expense Assumption	[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.63%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund
Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Media Portfolio	64	206	360	809

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when
Fund Shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of media companies that comprise the Underlying Intellidex. As of
June 30, 2012, the Underlying Intellidex was composed of common stocks of 30 U.S. media companies. These companies are engaged principally in the development, production, sale and distribution of goods or services used in the media industry. These companies may include, for example, advertising, marketing and public relations companies; companies that own, operate, or broadcast free or pay television, radio or cable stations; theaters; film studios; publishers or sellers of newspapers, magazines, books or video products; printing, cable television and video companies and equipment providers; pay-per-view television companies; companies involved in emerging technologies for the broadcast and media industries; cellular communications companies; companies involved in the development, syndication, and transmission of television, movie programming, advertising and cellular communications;
companies that distribute data-based information; and other companies involved in the ownership, operation, or development of media products or services.
Strictly in accordance with its guidelines and mandated procedures, NYSE Arca,
Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of media companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Media Industry Concentration Risk. Companies engaged in design, production or distribution of goods or services for the media industry (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures and photography) may become obsolete quickly. Media companies are subject to risks that include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Media company revenues largely are dependent on advertising spending. A weakening general economy or a shift from online to other forms of advertising may lead to a reduction in discretionary spending on online advertising.
Additionally, competitive pressures and government regulation can significantly affect companies in the media industry.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 11.44%. Best Quarter Worst Quarter 29.39% (2nd Quarter 2009) (28.34)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Media Portfolio	Return Before Taxes	(4.15%)	(3.12%)	(1.16%)	Jun 23, 2005
PowerShares Dynamic Media Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(4.33%)	(3.38%)	(1.38%)	Jun 23, 2005
PowerShares Dynamic Media Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(2.69%)	(2.77%)	(1.10%)	Jun 23, 2005
PowerShares Dynamic Media Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	2.84%	Jun 23, 2005
PowerShares Dynamic Media Portfolio Dynamic Media IntellidexSM Index	Dynamic Media IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(3.39%)	(2.66%)	(0.64%)	Jun 23, 2005
PowerShares Dynamic Media Portfolio S&P Composite 1500 Media Index	S&P Composite 1500 Media Index (reflects no deduction for fees, expenses or taxes)	7.71%	(0.82%)	2.51%	Jun 23, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Media Portfolio (Prospectus Summary) | PowerShares Dynamic Media Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Media Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Media Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of
		the Dynamic Media IntellidexSM Index (the "Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when
Fund Shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and
		redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	89.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund
Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include
		the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of media companies that comprise the Underlying Intellidex. As of
June 30, 2012, the Underlying Intellidex was composed of common stocks of 30 U.S. media companies. These companies are engaged principally in the development, production, sale and distribution of goods or services used in the media industry. These companies may include, for example, advertising, marketing and public relations companies; companies that own, operate, or broadcast free or pay television, radio or cable stations; theaters; film studios; publishers or sellers of newspapers, magazines, books or video products; printing, cable television and video companies and equipment providers; pay-per-view television companies; companies involved in emerging technologies for the broadcast and media industries; cellular communications companies; companies involved in the development, syndication, and transmission of television, movie programming, advertising and cellular communications;
companies that distribute data-based information; and other companies involved in the ownership, operation, or development of media products or services.
Strictly in accordance with its guidelines and mandated procedures, NYSE Arca,
Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of media companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Media Industry Concentration Risk. Companies engaged in design, production or distribution of goods or services for the media industry (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures and photography) may become obsolete quickly. Media companies are subject to risks that include cyclicality of revenues and earnings, a decrease in the discretionary income of targeted individuals, changing consumer tastes and interests, fierce competition in the industry and the potential for increased government regulation. Media company revenues largely are dependent on advertising spending. A weakening general economy or a shift from online to other forms of advertising may lead to a reduction in discretionary spending on online advertising.
Additionally, competitive pressures and government regulation can significantly affect companies in the media industry.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 11.44%. Best Quarter Worst Quarter 29.39% (2nd Quarter 2009) (28.34)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Media Portfolio (Prospectus Summary) | PowerShares Dynamic Media Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Media Portfolio (Prospectus Summary) | PowerShares Dynamic Media Portfolio | Dynamic Media IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Media IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(3.39%)
5 Years	rr_AverageAnnualReturnYear05	(2.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Media Portfolio (Prospectus Summary) | PowerShares Dynamic Media Portfolio | S&P Composite 1500 Media Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Media Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.71%
5 Years	rr_AverageAnnualReturnYear05	(0.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Media Portfolio (Prospectus Summary) | PowerShares Dynamic Media Portfolio | PowerShares Dynamic Media Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.63%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	360
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	809
Annual Return 2006	rr_AnnualReturn2006	12.99%
Annual Return 2007	rr_AnnualReturn2007	(9.84%)
Annual Return 2008	rr_AnnualReturn2008	(49.14%)
Annual Return 2009	rr_AnnualReturn2009	61.29%
Annual Return 2010	rr_AnnualReturn2010	20.41%
Annual Return 2011	rr_AnnualReturn2011	(4.15%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.34%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.15%)
5 Years	rr_AverageAnnualReturnYear05	(3.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.16%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Media Portfolio (Prospectus Summary) | PowerShares Dynamic Media Portfolio | PowerShares Dynamic Media Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.33%)
5 Years	rr_AverageAnnualReturnYear05	(3.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.38%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Media Portfolio (Prospectus Summary) | PowerShares Dynamic Media Portfolio | PowerShares Dynamic Media Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(2.69%)
5 Years	rr_AverageAnnualReturnYear05	(2.77%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.10%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Networking Portfolio (Prospectus Summary) | PowerShares Dynamic Networking Portfolio
PowerShares Dynamic Networking Portfolio
Investment Objective
The PowerShares Dynamic Networking Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Networking IntellidexSM Index (the "Underlying
Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Networking Portfolio
Management Fees		0.50%
Other Expenses		0.17%
Total Annual Fund Operating Expenses		0.67%
Fee Waivers and Expense Assumption	[1]	0.04%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.63%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund
Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Networking Portfolio	64	210	369	831

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when
Fund Shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of networking companies that comprise the Underlying Intellidex. As of June 30, 2012, the Underlying Intellidex was composed of common stocks of 30 U.S. networking companies. These companies are engaged principally in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions. These companies may include, for example, providers of telecommunications and networking equipment; data storage; systems software; internet hardware including servers; routers;
switches and related equipment; systems for data encryption and security;
internet services including hosting and commercial exchanges; fiber optics;
satellites; cable equipment and other companies involved in supporting the flow of information. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider")
includes common stocks of networking companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE
Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Networking Industry Concentration Risk. The networking industry is evolving rapidly and can be significantly affected by corporate capital expenditure trends, competitive pressures such as the ability to attract and retain skilled employees and obsolescence due to rapid technological innovation or changing consumer preferences. Further, many network companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by network companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 3.37%. Best Quarter Worst Quarter 35.60% (2nd Quarter 2009) (26.50)% (3rd Quarter 2011)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Networking Portfolio	Return Before Taxes	(7.88%)	6.86%	7.79%	Jun 23, 2005
PowerShares Dynamic Networking Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(7.88%)	6.83%	7.76%	Jun 23, 2005
PowerShares Dynamic Networking Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.12%)	5.92%	6.79%	Jun 23, 2005
PowerShares Dynamic Networking Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	2.84%	Jun 23, 2005
PowerShares Dynamic Networking Portfolio Dynamic Networking IntellidexSM Index	Dynamic Networking IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(7.16%)	7.63%	8.47%	Jun 23, 2005
PowerShares Dynamic Networking Portfolio S&P Composite 1500 Communications Equipment Index	S&P Composite 1500 Communications Equipment Index (reflects no deduction for fees, expenses or taxes)	(4.90%)	(2.46%)	1.12%	Jun 23, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Networking Portfolio (Prospectus Summary) | PowerShares Dynamic Networking Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Networking Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Networking Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Networking IntellidexSM Index (the "Underlying
		Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when
Fund Shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 84% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and
		redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund
Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include
		the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of networking companies that comprise the Underlying Intellidex. As of June 30, 2012, the Underlying Intellidex was composed of common stocks of 30 U.S. networking companies. These companies are engaged principally in the development, manufacture, sale or distribution of products, services or technologies that support the flow of electronic information, including voice, data, images and commercial transactions. These companies may include, for example, providers of telecommunications and networking equipment; data storage; systems software; internet hardware including servers; routers;
switches and related equipment; systems for data encryption and security;
internet services including hosting and commercial exchanges; fiber optics;
satellites; cable equipment and other companies involved in supporting the flow of information. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider")
includes common stocks of networking companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE
Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Networking Industry Concentration Risk. The networking industry is evolving rapidly and can be significantly affected by corporate capital expenditure trends, competitive pressures such as the ability to attract and retain skilled employees and obsolescence due to rapid technological innovation or changing consumer preferences. Further, many network companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by network companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies' technology.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 3.37%. Best Quarter Worst Quarter 35.60% (2nd Quarter 2009) (26.50)% (3rd Quarter 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Networking Portfolio (Prospectus Summary) | PowerShares Dynamic Networking Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Networking Portfolio (Prospectus Summary) | PowerShares Dynamic Networking Portfolio | Dynamic Networking IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Networking IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.16%)
5 Years	rr_AverageAnnualReturnYear05	7.63%
Since Inception	rr_AverageAnnualReturnSinceInception	8.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Networking Portfolio (Prospectus Summary) | PowerShares Dynamic Networking Portfolio | S&P Composite 1500 Communications Equipment Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Communications Equipment Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	rr_AverageAnnualReturnYear05	(2.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Networking Portfolio (Prospectus Summary) | PowerShares Dynamic Networking Portfolio | PowerShares Dynamic Networking Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.63%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	369
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	831
Annual Return 2006	rr_AnnualReturn2006	12.24%
Annual Return 2007	rr_AnnualReturn2007	2.68%
Annual Return 2008	rr_AnnualReturn2008	(38.32%)
Annual Return 2009	rr_AnnualReturn2009	63.66%
Annual Return 2010	rr_AnnualReturn2010	45.93%
Annual Return 2011	rr_AnnualReturn2011	(7.88%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	35.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.50%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.88%)
5 Years	rr_AverageAnnualReturnYear05	6.86%
Since Inception	rr_AverageAnnualReturnSinceInception	7.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Networking Portfolio (Prospectus Summary) | PowerShares Dynamic Networking Portfolio | PowerShares Dynamic Networking Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(7.88%)
5 Years	rr_AverageAnnualReturnYear05	6.83%
Since Inception	rr_AverageAnnualReturnSinceInception	7.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Networking Portfolio (Prospectus Summary) | PowerShares Dynamic Networking Portfolio | PowerShares Dynamic Networking Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.12%)
5 Years	rr_AverageAnnualReturnYear05	5.92%
Since Inception	rr_AverageAnnualReturnSinceInception	6.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Oil & Gas Services Portfolio (Prospectus Summary) | PowerShares Dynamic Oil & Gas Services Portfolio
PowerShares Dynamic Oil & Gas Services Portfolio
Investment Objective
The PowerShares Dynamic Oil & Gas Services Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Oil Services IntellidexSM Index (the "Underlying
Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Dynamic Oil & Gas Services Portfolio
Management Fees	0.50%
Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.63%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Oil & Gas Services Portfolio	64	202	351	786

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of companies that assist in the production, processing and distribution of oil and gas that comprise the Underlying Intellidex. As of June 30, 2012, the
Underlying Intellidex was composed of common stocks of 30 U.S. companies that assist in the production, processing and distribution of oil and gas. The
Underlying Intellidex may include companies that are engaged in the drilling of oil and gas wells; manufacturing oil and gas field machinery and equipment; or
providing services to the oil and gas industry, such as well analysis, platform and pipeline engineering and construction, logistics and transportation services, oil and gas well emergency management and geophysical data acquisition and processing.
Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc.
("NYSE Arca" or the "Intellidex Provider") includes common stocks of oil and gas services companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Oil and Gas Services Industry Concentration Risk. The profitability of companies in the oil and gas services industry may be affected adversely by changes in worldwide energy prices, exploration and production spending. Changes in government regulation, economic conditions, government regulation and events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest, and terrorism and natural disasters) also affect companies in this industry. In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, energy conservation efforts, technological developments and labor relations. Companies in the oil and gas services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 11.69%. Best Quarter Worst Quarter 32.80% (2nd Quarter 2009) (48.66)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Oil & Gas Services Portfolio	Return Before Taxes	(7.42%)	0.56%	3.59%	Oct 26, 2005
PowerShares Dynamic Oil & Gas Services Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(7.42%)	0.47%	3.52%	Oct 26, 2005
PowerShares Dynamic Oil & Gas Services Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.82%)	0.42%	3.05%	Oct 26, 2005
PowerShares Dynamic Oil & Gas Services Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	3.03%	Oct 26, 2005
PowerShares Dynamic Oil & Gas Services Portfolio Dynamic Oil Services IntellidexSM Index	Dynamic Oil Services IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(6.82%)	1.22%	4.17%	Oct 26, 2005
PowerShares Dynamic Oil & Gas Services Portfolio S&P Composite 1500 Energy Equipment & Services Index	S&P Composite 1500 Energy Equipment & Services Index (reflects no deduction for fees, expenses or taxes)	(9.83%)	3.09%	6.13%	Oct 26, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Oil & Gas Services Portfolio (Prospectus Summary) | PowerShares Dynamic Oil & Gas Services Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Oil & Gas Services Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Oil & Gas Services Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Oil Services IntellidexSM Index (the "Underlying
		Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of companies that assist in the production, processing and distribution of oil and gas that comprise the Underlying Intellidex. As of June 30, 2012, the
Underlying Intellidex was composed of common stocks of 30 U.S. companies that assist in the production, processing and distribution of oil and gas. The
Underlying Intellidex may include companies that are engaged in the drilling of oil and gas wells; manufacturing oil and gas field machinery and equipment; or
providing services to the oil and gas industry, such as well analysis, platform and pipeline engineering and construction, logistics and transportation services, oil and gas well emergency management and geophysical data acquisition and processing.
Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc.
("NYSE Arca" or the "Intellidex Provider") includes common stocks of oil and gas services companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Oil and Gas Services Industry Concentration Risk. The profitability of companies in the oil and gas services industry may be affected adversely by changes in worldwide energy prices, exploration and production spending. Changes in government regulation, economic conditions, government regulation and events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest, and terrorism and natural disasters) also affect companies in this industry. In addition, these companies are at risk for environmental damage claims. Companies in this industry could be adversely affected by commodity price volatility, changes in exchange rates, interest rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, energy conservation efforts, technological developments and labor relations. Companies in the oil and gas services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 11.69%. Best Quarter Worst Quarter 32.80% (2nd Quarter 2009) (48.66)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Oil & Gas Services Portfolio (Prospectus Summary) | PowerShares Dynamic Oil & Gas Services Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Oil & Gas Services Portfolio (Prospectus Summary) | PowerShares Dynamic Oil & Gas Services Portfolio | Dynamic Oil Services IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Oil Services IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.82%)
5 Years	rr_AverageAnnualReturnYear05	1.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Oil & Gas Services Portfolio (Prospectus Summary) | PowerShares Dynamic Oil & Gas Services Portfolio | S&P Composite 1500 Energy Equipment & Services Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Energy Equipment & Services Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.83%)
5 Years	rr_AverageAnnualReturnYear05	3.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Oil & Gas Services Portfolio (Prospectus Summary) | PowerShares Dynamic Oil & Gas Services Portfolio | PowerShares Dynamic Oil & Gas Services Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	202
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	351
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	786
Annual Return 2006	rr_AnnualReturn2006	10.02%
Annual Return 2007	rr_AnnualReturn2007	39.51%
Annual Return 2008	rr_AnnualReturn2008	(59.58%)
Annual Return 2009	rr_AnnualReturn2009	52.72%
Annual Return 2010	rr_AnnualReturn2010	29.01%
Annual Return 2011	rr_AnnualReturn2011	(7.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(48.66%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.42%)
5 Years	rr_AverageAnnualReturnYear05	0.56%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Oil & Gas Services Portfolio (Prospectus Summary) | PowerShares Dynamic Oil & Gas Services Portfolio | PowerShares Dynamic Oil & Gas Services Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(7.42%)
5 Years	rr_AverageAnnualReturnYear05	0.47%
Since Inception	rr_AverageAnnualReturnSinceInception	3.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Oil & Gas Services Portfolio (Prospectus Summary) | PowerShares Dynamic Oil & Gas Services Portfolio | PowerShares Dynamic Oil & Gas Services Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.82%)
5 Years	rr_AverageAnnualReturnYear05	0.42%
Since Inception	rr_AverageAnnualReturnSinceInception	3.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005

PowerShares Dynamic Pharmaceuticals Portfolio (Prospectus Summary) | PowerShares Dynamic Pharmaceuticals Portfolio
PowerShares Dynamic Pharmaceuticals Portfolio
Investment Objective
The PowerShares Dynamic Pharmaceuticals Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Pharmaceuticals IntellidexSM Index (the "Underlying
Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Pharmaceuticals Portfolio
Management Fees		0.50%
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.64%
Fee Waivers and Expense Assumption	[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.63%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund
Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Pharmaceuticals Portfolio	64	204	356	797

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of pharmaceutical companies that comprise the Underlying Intellidex.
As of June 30, 2012, the Underlying Intellidex was composed of common stocks of 30 U.S. pharmaceuticals companies. These companies are engaged principally in the research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types. These companies may include, for example, pharmaceutical companies and other companies involved in the research, development, manufacture, sale or distribution of drugs, including companies that facilitate the testing or regulatory approval of drugs. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider")
includes common stocks of pharmaceutical companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25%
or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Pharmaceuticals Industry Concentration Risk. Government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition can significantly affect the pharmaceuticals industry.

Equity Risk. Equity risk is the risk that the value of the securities the
Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the
Fund holds participate or factors relating to specific companies in which the
Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the
Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 18.26%. Best Quarter Worst Quarter 16.63% (3rd Quarter 2010) (12.43)% (1st Quarter 2009)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Pharmaceuticals Portfolio	Return Before Taxes	19.76%	9.99%	11.09%	Jun 23, 2005
PowerShares Dynamic Pharmaceuticals Portfolio After Taxes on Distributions	Return After Taxes on Distributions	19.47%	9.69%	10.82%	Jun 23, 2005
PowerShares Dynamic Pharmaceuticals Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	12.83%	8.50%	9.58%	Jun 23, 2005
PowerShares Dynamic Pharmaceuticals Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	2.84%	Jun 23, 2005
PowerShares Dynamic Pharmaceuticals Portfolio Dynamic Pharmaceuticals IntellidexSM Index	Dynamic Pharmaceuticals IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	20.55%	10.76%	11.78%	Jun 23, 2005
PowerShares Dynamic Pharmaceuticals Portfolio S&P Composite 1500 Pharmaceuticals Index	S&P Composite 1500 Pharmaceuticals Index (reflects no deduction for fees, expenses or taxes)	18.17%	4.13%	4.38%	Jun 23, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Pharmaceuticals Portfolio (Prospectus Summary) | PowerShares Dynamic Pharmaceuticals Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Pharmaceuticals Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Pharmaceuticals Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Pharmaceuticals IntellidexSM Index (the "Underlying
		Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 23% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
		Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund
Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include
		the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of pharmaceutical companies that comprise the Underlying Intellidex.
As of June 30, 2012, the Underlying Intellidex was composed of common stocks of 30 U.S. pharmaceuticals companies. These companies are engaged principally in the research, development, manufacture, sale or distribution of pharmaceuticals and drugs of all types. These companies may include, for example, pharmaceutical companies and other companies involved in the research, development, manufacture, sale or distribution of drugs, including companies that facilitate the testing or regulatory approval of drugs. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider")
includes common stocks of pharmaceutical companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25%
or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate
		its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Pharmaceuticals Industry Concentration Risk. Government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition can significantly affect the pharmaceuticals industry.

Equity Risk. Equity risk is the risk that the value of the securities the
Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the
Fund holds participate or factors relating to specific companies in which the
Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the
Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 18.26%. Best Quarter Worst Quarter 16.63% (3rd Quarter 2010) (12.43)% (1st Quarter 2009)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through
		tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Pharmaceuticals Portfolio (Prospectus Summary) | PowerShares Dynamic Pharmaceuticals Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Pharmaceuticals Portfolio (Prospectus Summary) | PowerShares Dynamic Pharmaceuticals Portfolio | Dynamic Pharmaceuticals IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Pharmaceuticals IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	20.55%
5 Years	rr_AverageAnnualReturnYear05	10.76%
Since Inception	rr_AverageAnnualReturnSinceInception	11.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Pharmaceuticals Portfolio (Prospectus Summary) | PowerShares Dynamic Pharmaceuticals Portfolio | S&P Composite 1500 Pharmaceuticals Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Pharmaceuticals Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	18.17%
5 Years	rr_AverageAnnualReturnYear05	4.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Pharmaceuticals Portfolio (Prospectus Summary) | PowerShares Dynamic Pharmaceuticals Portfolio | PowerShares Dynamic Pharmaceuticals Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.63%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	204
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	356
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	797
Annual Return 2006	rr_AnnualReturn2006	10.82%
Annual Return 2007	rr_AnnualReturn2007	0.59%
Annual Return 2008	rr_AnnualReturn2008	(10.53%)
Annual Return 2009	rr_AnnualReturn2009	16.91%
Annual Return 2010	rr_AnnualReturn2010	27.77%
Annual Return 2011	rr_AnnualReturn2011	19.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.43%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	19.76%
5 Years	rr_AverageAnnualReturnYear05	9.99%
Since Inception	rr_AverageAnnualReturnSinceInception	11.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Pharmaceuticals Portfolio (Prospectus Summary) | PowerShares Dynamic Pharmaceuticals Portfolio | PowerShares Dynamic Pharmaceuticals Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	19.47%
5 Years	rr_AverageAnnualReturnYear05	9.69%
Since Inception	rr_AverageAnnualReturnSinceInception	10.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Pharmaceuticals Portfolio (Prospectus Summary) | PowerShares Dynamic Pharmaceuticals Portfolio | PowerShares Dynamic Pharmaceuticals Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	12.83%
5 Years	rr_AverageAnnualReturnYear05	8.50%
Since Inception	rr_AverageAnnualReturnSinceInception	9.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Retail Portfolio (Prospectus Summary) | PowerShares Dynamic Retail Portfolio
PowerShares Dynamic Retail Portfolio
Investment Objective
The PowerShares Dynamic Retail Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Retail IntellidexSM Index (the "Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Retail Portfolio
Management Fees		0.50%
Other Expenses		0.37%
Total Annual Fund Operating Expenses		0.87%
Fee Waivers and Expense Assumption	[1]	0.24%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.63%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Retail Portfolio	64	254	459	1,050

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of retail companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was composed of common stocks of 30 U.S.
retailers. These companies are engaged principally in operating general merchandise stores such as department stores, discount stores, warehouse clubs and superstores; specialty stores, including apparel, electronics, accessories and footwear stores; and home improvement and home furnishings stores. Dealers of motor vehicles and parts, auction houses or rental companies also may be included. Strictly in accordance with its guidelines and mandated procedures,
NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of retail companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying
Intellidex reflects a concentration in that industry or group of industries. The
Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Retail Industry Concentration Risk. The retail industry may be affected by the performance of the domestic and international economy, interest rates, competition and consumer confidence. The success of companies in the retail industry depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail products. The success of retail products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand. In addition, the retail industry is subject to severe competition.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 12.07%. Best Quarter Worst Quarter 16.13% (4th Quarter 2011) (16.74)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Retail Portfolio	Return Before Taxes	14.34%	3.23%	7.00%	Oct 26, 2005
PowerShares Dynamic Retail Portfolio After Taxes on Distributions	Return After Taxes on Distributions	13.91%	2.93%	6.73%	Oct 26, 2005
PowerShares Dynamic Retail Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.30%	2.58%	5.92%	Oct 26, 2005
PowerShares Dynamic Retail Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	3.03%	Oct 26, 2005
PowerShares Dynamic Retail Portfolio Dynamic Retail IntellidexSM Index	Dynamic Retail IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	15.12%	3.87%	7.63%	Oct 26, 2005
PowerShares Dynamic Retail Portfolio S&P Composite 1500 Retailing Index	S&P Composite 1500 Retailing Index (reflects no deduction for fees, expenses or taxes)	5.07%	3.24%	5.30%	Oct 26, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Retail Portfolio (Prospectus Summary) | PowerShares Dynamic Retail Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Retail Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Retail Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of
		the Dynamic Retail IntellidexSM Index (the "Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of
		the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of retail companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was composed of common stocks of 30 U.S.
retailers. These companies are engaged principally in operating general merchandise stores such as department stores, discount stores, warehouse clubs and superstores; specialty stores, including apparel, electronics, accessories and footwear stores; and home improvement and home furnishings stores. Dealers of motor vehicles and parts, auction houses or rental companies also may be included. Strictly in accordance with its guidelines and mandated procedures,
NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of retail companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying
Intellidex reflects a concentration in that industry or group of industries. The
Fund will not otherwise concentrate its investments in securities of issuers in
		any one industry or group of industries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Retail Industry Concentration Risk. The retail industry may be affected by the performance of the domestic and international economy, interest rates, competition and consumer confidence. The success of companies in the retail industry depends heavily on disposable household income and consumer spending, and changes in demographics and consumer preferences can affect the success of retail products. The success of retail products may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand. In addition, the retail industry is subject to severe competition.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 12.07%. Best Quarter Worst Quarter 16.13% (4th Quarter 2011) (16.74)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
		401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Retail Portfolio (Prospectus Summary) | PowerShares Dynamic Retail Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Retail Portfolio (Prospectus Summary) | PowerShares Dynamic Retail Portfolio | Dynamic Retail IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Retail IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.12%
5 Years	rr_AverageAnnualReturnYear05	3.87%
Since Inception	rr_AverageAnnualReturnSinceInception	7.63%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Retail Portfolio (Prospectus Summary) | PowerShares Dynamic Retail Portfolio | S&P Composite 1500 Retailing Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Retailing Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.07%
5 Years	rr_AverageAnnualReturnYear05	3.24%
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Retail Portfolio (Prospectus Summary) | PowerShares Dynamic Retail Portfolio | PowerShares Dynamic Retail Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.63%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	254
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	459
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,050
Annual Return 2006	rr_AnnualReturn2006	21.45%
Annual Return 2007	rr_AnnualReturn2007	(19.05%)
Annual Return 2008	rr_AnnualReturn2008	(21.78%)
Annual Return 2009	rr_AnnualReturn2009	30.52%
Annual Return 2010	rr_AnnualReturn2010	24.08%
Annual Return 2011	rr_AnnualReturn2011	14.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.74%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	14.34%
5 Years	rr_AverageAnnualReturnYear05	3.23%
Since Inception	rr_AverageAnnualReturnSinceInception	7.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Retail Portfolio (Prospectus Summary) | PowerShares Dynamic Retail Portfolio | PowerShares Dynamic Retail Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	13.91%
5 Years	rr_AverageAnnualReturnYear05	2.93%
Since Inception	rr_AverageAnnualReturnSinceInception	6.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Retail Portfolio (Prospectus Summary) | PowerShares Dynamic Retail Portfolio | PowerShares Dynamic Retail Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	9.30%
5 Years	rr_AverageAnnualReturnYear05	2.58%
Since Inception	rr_AverageAnnualReturnSinceInception	5.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Semiconductors Portfolio (Prospectus Summary) | PowerShares Dynamic Semiconductors Portfolio
PowerShares Dynamic Semiconductors Portfolio
Investment Objective
The PowerShares Dynamic Semiconductors Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Semiconductors IntellidexSM Index (the "Underlying
Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Semiconductors Portfolio
Management Fees		0.50%
Other Expenses		0.52%
Total Annual Fund Operating Expenses		1.02%
Fee Waivers and Expense Assumption	[1]	0.39%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.63%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund
Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Semiconductors Portfolio	64	286	525	1,212

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when
Fund Shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of semiconductor companies that comprise the Underlying Intellidex.
As of June 30, 2012, the Underlying Intellidex was composed of common stocks of 30 U.S. semiconductors companies. These companies are engaged principally in the manufacture of semiconductors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas, including advanced design and manufacturing technologies, and lasers and electro-optics.
Strictly in accordance with its guidelines and mandated procedures, NYSE
Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of semiconductor companies in Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying
Intellidex reflects a concentration in that industry or group of industries.
The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Semiconductors Industry Concentration Risk. Competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence can significantly affect the semiconductors industry.

Equity Risk. Equity risk is the risk that the value of the securities the
Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the
Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 4.83%. Best Quarter Worst Quarter 24.42% (4th Quarter 2010) (28.63)% (3rd Quarter 2011)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Semiconductors Portfolio	Return Before Taxes	(14.22%)	(3.86%)	(0.84%)	Jun 23, 2005
PowerShares Dynamic Semiconductors Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(14.30%)	(3.95%)	(0.92%)	Jun 23, 2005
PowerShares Dynamic Semiconductors Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(9.25%)	(3.29%)	(0.76%)	Jun 23, 2005
PowerShares Dynamic Semiconductors Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	2.84%	Jun 23, 2005
PowerShares Dynamic Semiconductors Portfolio Dynamic Semiconductors IntellidexSM Index	Dynamic Semiconductors IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(13.62%)	(3.13%)	(0.15%)	Jun 23, 2005
PowerShares Dynamic Semiconductors Portfolio S&P Composite 1500 Semiconductor Index	S&P Composite 1500 Semiconductor Index (reflects no deduction for fees, expenses or taxes)	(3.14%)	(1.74%)	0.44%	Jun 23, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Semiconductors Portfolio (Prospectus Summary) | PowerShares Dynamic Semiconductors Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Semiconductors Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Semiconductors Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Semiconductors IntellidexSM Index (the "Underlying
		Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when
Fund Shares are held in a taxable account. These costs, which are not reflected in
Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 57% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and
		redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund
Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include
		the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of semiconductor companies that comprise the Underlying Intellidex.
As of June 30, 2012, the Underlying Intellidex was composed of common stocks of 30 U.S. semiconductors companies. These companies are engaged principally in the manufacture of semiconductors. These companies may include, for example, companies involved in all aspects of the electronics business and in new technologies or specialty areas, including advanced design and manufacturing technologies, and lasers and electro-optics.
Strictly in accordance with its guidelines and mandated procedures, NYSE
Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of semiconductor companies in Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying
Intellidex reflects a concentration in that industry or group of industries.
The Fund will not otherwise concentrate its investments in securities of
		issuers in any one industry or group of industries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Intellidex reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Semiconductors Industry Concentration Risk. Competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence can significantly affect the semiconductors industry.

Equity Risk. Equity risk is the risk that the value of the securities the
Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the
Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in
		the Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 4.83%. Best Quarter Worst Quarter 24.42% (4th Quarter 2010) (28.63)% (3rd Quarter 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns
		after taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Semiconductors Portfolio (Prospectus Summary) | PowerShares Dynamic Semiconductors Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Semiconductors Portfolio (Prospectus Summary) | PowerShares Dynamic Semiconductors Portfolio | Dynamic Semiconductors IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Semiconductors IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(13.62%)
5 Years	rr_AverageAnnualReturnYear05	(3.13%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Semiconductors Portfolio (Prospectus Summary) | PowerShares Dynamic Semiconductors Portfolio | S&P Composite 1500 Semiconductor Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Semiconductor Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(3.14%)
5 Years	rr_AverageAnnualReturnYear05	(1.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Semiconductors Portfolio (Prospectus Summary) | PowerShares Dynamic Semiconductors Portfolio | PowerShares Dynamic Semiconductors Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.63%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	286
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	525
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,212
Annual Return 2006	rr_AnnualReturn2006	4.69%
Annual Return 2007	rr_AnnualReturn2007	0.47%
Annual Return 2008	rr_AnnualReturn2008	(46.49%)
Annual Return 2009	rr_AnnualReturn2009	47.95%
Annual Return 2010	rr_AnnualReturn2010	20.41%
Annual Return 2011	rr_AnnualReturn2011	(14.22%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.63%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.22%)
5 Years	rr_AverageAnnualReturnYear05	(3.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Semiconductors Portfolio (Prospectus Summary) | PowerShares Dynamic Semiconductors Portfolio | PowerShares Dynamic Semiconductors Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(14.30%)
5 Years	rr_AverageAnnualReturnYear05	(3.95%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Semiconductors Portfolio (Prospectus Summary) | PowerShares Dynamic Semiconductors Portfolio | PowerShares Dynamic Semiconductors Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(9.25%)
5 Years	rr_AverageAnnualReturnYear05	(3.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.76%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Software Portfolio (Prospectus Summary) | PowerShares Dynamic Software Portfolio
PowerShares Dynamic Software Portfolio
Investment Objective
The PowerShares Dynamic Software Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Software IntellidexSM Index (the "Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Software Portfolio
Management Fees		0.50%
Other Expenses		0.28%
Total Annual Fund Operating Expenses		0.78%
Fee Waivers and Expense Assumption	[1]	0.15%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.63%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell
Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Software Portfolio	64	234	419	952

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of software companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was composed of common stocks of 30 U.S.
software companies. These companies are engaged principally in the research, design, production or distribution of products or processes that relate to software applications and systems and information-based services. These companies may include, for example, companies that design products such as systems-level software (to run the basic functions of a computer) or applications software (for one type of work) for general use or use by certain industries or groups; companies that provide communications software; and
companies that provide time-sharing services, Internet software and home entertainment software. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of software companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Software Industry Concentration Risk. Technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, can significantly affect the software industry. The success of companies in the industry is also subject to the continued demand for internet services.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 13.67%. Best Quarter Worst Quarter 20.10% (2nd Quarter 2009) (18.27)% (3rd Quarter 2011)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Software Portfolio	Return Before Taxes	(6.34%)	3.93%	7.03%	Jun 23, 2005
PowerShares Dynamic Software Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(6.34%)	3.93%	7.03%	Jun 23, 2005
PowerShares Dynamic Software Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.12%)	3.38%	6.13%	Jun 23, 2005
PowerShares Dynamic Software Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	2.84%	Jun 23, 2005
PowerShares Dynamic Software Portfolio Dynamic Software IntellidexSM Index	Dynamic Software IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(5.65%)	4.62%	7.67%	Jun 23, 2005
PowerShares Dynamic Software Portfolio S&P Composite 1500 Software & Services Index	S&P Composite 1500 Software & Services Index (reflects no deduction for fees, expenses or taxes)	3.62%	3.53%	5.13%	Jun 23, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Software Portfolio (Prospectus Summary) | PowerShares Dynamic Software Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Software Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Software Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of
		the Dynamic Software IntellidexSM Index (the "Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 100% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	100.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell
		Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of software companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was composed of common stocks of 30 U.S.
software companies. These companies are engaged principally in the research, design, production or distribution of products or processes that relate to software applications and systems and information-based services. These companies may include, for example, companies that design products such as systems-level software (to run the basic functions of a computer) or applications software (for one type of work) for general use or use by certain industries or groups; companies that provide communications software; and
companies that provide time-sharing services, Internet software and home entertainment software. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of software companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Software Industry Concentration Risk. Technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, can significantly affect the software industry. The success of companies in the industry is also subject to the continued demand for internet services.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 13.67%. Best Quarter Worst Quarter 20.10% (2nd Quarter 2009) (18.27)% (3rd Quarter 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Software Portfolio (Prospectus Summary) | PowerShares Dynamic Software Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Software Portfolio (Prospectus Summary) | PowerShares Dynamic Software Portfolio | Dynamic Software IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Software IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.65%)
5 Years	rr_AverageAnnualReturnYear05	4.62%
Since Inception	rr_AverageAnnualReturnSinceInception	7.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Software Portfolio (Prospectus Summary) | PowerShares Dynamic Software Portfolio | S&P Composite 1500 Software & Services Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite 1500 Software & Services Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.62%
5 Years	rr_AverageAnnualReturnYear05	3.53%
Since Inception	rr_AverageAnnualReturnSinceInception	5.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Software Portfolio (Prospectus Summary) | PowerShares Dynamic Software Portfolio | PowerShares Dynamic Software Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.63%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	234
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	419
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	952
Annual Return 2006	rr_AnnualReturn2006	10.83%
Annual Return 2007	rr_AnnualReturn2007	4.05%
Annual Return 2008	rr_AnnualReturn2008	(33.52%)
Annual Return 2009	rr_AnnualReturn2009	56.20%
Annual Return 2010	rr_AnnualReturn2010	19.82%
Annual Return 2011	rr_AnnualReturn2011	(6.34%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.27%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.34%)
5 Years	rr_AverageAnnualReturnYear05	3.93%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Software Portfolio (Prospectus Summary) | PowerShares Dynamic Software Portfolio | PowerShares Dynamic Software Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.34%)
5 Years	rr_AverageAnnualReturnYear05	3.93%
Since Inception	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005
PowerShares Dynamic Software Portfolio (Prospectus Summary) | PowerShares Dynamic Software Portfolio | PowerShares Dynamic Software Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.12%)
5 Years	rr_AverageAnnualReturnYear05	3.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 23, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic MagniQuant Portfolio (Prospectus Summary) | PowerShares Dynamic MagniQuant Portfolio
PowerShares Dynamic MagniQuant Portfolio
Investment Objective
The PowerShares Dynamic MagniQuant Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Top 200 IntellidexSM Index (the "Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic MagniQuant Portfolio
Management Fees		0.50%
Other Expenses		0.72%
Total Annual Fund Operating Expenses		1.22%
Fee Waivers and Expense Assumption	[1]	0.57%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.65%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses are equal to the Total Annual Fund Operating Expenses
After Fee Waivers and Expense Assumption in the first year and the Total Annual
Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic MagniQuant Portfolio	66	331	615	1,427

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2012, the Underlying
Intellidex was composed of approximately 200 U.S. stocks of companies that NYSE
Arca, Inc. ("NYSE Arca" or the "Intellidex Provider"), strictly in accordance with its guidelines and mandated procedures, included pursuant to a proprietary selection methodology. The Underlying Intellidex selection methodology seeks to identify and select stocks from the U.S. marketplace that have the greatest potential for capital appreciation.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the
Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.51%. Best Quarter Worst Quarter 15.32% (4th Quarter 2011) (22.66)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic MagniQuant Portfolio	Return Before Taxes	(2.62%)	(1.63%)	(0.70%)	Oct 12, 2006
PowerShares Dynamic MagniQuant Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(2.86%)	(1.87%)	(0.94%)	Oct 12, 2006
PowerShares Dynamic MagniQuant Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.70%)	(1.51%)	(0.73%)	Oct 12, 2006
PowerShares Dynamic MagniQuant Portfolio Dynamic Top 200 IntellidexSM Index	Dynamic Top 200 IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(1.89%)	(0.88%)	(0.04%)	Oct 12, 2006
PowerShares Dynamic MagniQuant Portfolio S&P 500® Equal Weight Index	S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)	(0.10%)	1.74%	2.53%	Oct 12, 2006
PowerShares Dynamic MagniQuant Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.61%	Oct 12, 2006
PowerShares Dynamic MagniQuant Portfolio Russell 3000® Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	1.02%	(0.01%)	0.84%	Oct 12, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic MagniQuant Portfolio (Prospectus Summary) | PowerShares Dynamic MagniQuant Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic MagniQuant Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic MagniQuant Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and
		yield of the Dynamic Top 200 IntellidexSM Index (the "Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 110% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result
		of the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	110.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses are equal to the Total Annual Fund Operating Expenses
After Fee Waivers and Expense Assumption in the first year and the Total Annual
Fund Operating Expenses thereafter. This example does not include the brokerage
		commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2012, the Underlying
Intellidex was composed of approximately 200 U.S. stocks of companies that NYSE
Arca, Inc. ("NYSE Arca" or the "Intellidex Provider"), strictly in accordance with its guidelines and mandated procedures, included pursuant to a proprietary selection methodology. The Underlying Intellidex selection methodology seeks to identify and select stocks from the U.S. marketplace that have the greatest potential for capital appreciation.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the
Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance
		information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.51%. Best Quarter Worst Quarter 15.32% (4th Quarter 2011) (22.66)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic MagniQuant Portfolio (Prospectus Summary) | PowerShares Dynamic MagniQuant Portfolio | Dynamic Top 200 IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Top 200 IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.89%)
5 Years	rr_AverageAnnualReturnYear05	(0.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.04%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic MagniQuant Portfolio (Prospectus Summary) | PowerShares Dynamic MagniQuant Portfolio | S&P 500® Equal Weight Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	1.74%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic MagniQuant Portfolio (Prospectus Summary) | PowerShares Dynamic MagniQuant Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic MagniQuant Portfolio (Prospectus Summary) | PowerShares Dynamic MagniQuant Portfolio | Russell 3000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.02%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic MagniQuant Portfolio (Prospectus Summary) | PowerShares Dynamic MagniQuant Portfolio | PowerShares Dynamic MagniQuant Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.57%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.65%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	615
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,427
Annual Return 2007	rr_AnnualReturn2007	1.67%
Annual Return 2008	rr_AnnualReturn2008	(35.05%)
Annual Return 2009	rr_AnnualReturn2009	18.77%
Annual Return 2010	rr_AnnualReturn2010	20.61%
Annual Return 2011	rr_AnnualReturn2011	(2.62%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.66%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.62%)
5 Years	rr_AverageAnnualReturnYear05	(1.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic MagniQuant Portfolio (Prospectus Summary) | PowerShares Dynamic MagniQuant Portfolio | PowerShares Dynamic MagniQuant Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.86%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic MagniQuant Portfolio (Prospectus Summary) | PowerShares Dynamic MagniQuant Portfolio | PowerShares Dynamic MagniQuant Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.70%)
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Market Portfolio (Prospectus Summary) | PowerShares Dynamic Market Portfolio
PowerShares Dynamic Market Portfolio
Investment Objective
The PowerShares Dynamic Market Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Market IntellidexSM Index (the "Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Market Portfolio
Management Fees		0.50%
Other Expenses		0.12%
Total Annual Fund Operating Expenses		0.62%
Fee Waivers and Expense Assumption	[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.60%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating
Expenses After Fee Waivers and Expense Assumption in the first year and the
Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the
Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Market Portfolio	61	197	344	772

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 133% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2012, the Underlying
Intellidex was composed of 100 U.S. stocks that NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider"), strictly in accordance with its guidelines and mandated procedures, included pursuant to a proprietary selection methodology.
The Underlying Intellidex selection methodology seeks to identify and select companies from the U.S. marketplace with superior risk-return profiles.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the
Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the
Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.
These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 12.52%. Best Quarter Worst Quarter 13.03% (4th Quarter 2011) (22.65)% (3rd Quarter 2011)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Market Portfolio	Return Before Taxes	(5.94%)	(2.93%)	5.91%	May 1, 2003
PowerShares Dynamic Market Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(6.28%)	(3.32%)	5.57%	May 1, 2003
PowerShares Dynamic Market Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.86%)	(2.69%)	4.96%	May 1, 2003
PowerShares Dynamic Market Portfolio Dynamic Market IntellidexSM Index	Dynamic Market IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(5.33%)	(2.36%)	6.54%	May 1, 2003
PowerShares Dynamic Market Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	5.82%	May 1, 2003
PowerShares Dynamic Market Portfolio Russell 3000® Index	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	1.02%	(0.01%)	6.43%	May 1, 2003

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Market Portfolio (Prospectus Summary) | PowerShares Dynamic Market Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Market Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Market Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of
		the Dynamic Market IntellidexSM Index (the "Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 133% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of
		the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	133.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating
Expenses After Fee Waivers and Expense Assumption in the first year and the
Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the
		Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. As of June 30, 2012, the Underlying
Intellidex was composed of 100 U.S. stocks that NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider"), strictly in accordance with its guidelines and mandated procedures, included pursuant to a proprietary selection methodology.
The Underlying Intellidex selection methodology seeks to identify and select companies from the U.S. marketplace with superior risk-return profiles.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the
Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the
Fund holds participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies.
These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance
		information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 12.52%. Best Quarter Worst Quarter 13.03% (4th Quarter 2011) (22.65)% (3rd Quarter 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Market Portfolio (Prospectus Summary) | PowerShares Dynamic Market Portfolio | Dynamic Market IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Market IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.33%)
5 Years	rr_AverageAnnualReturnYear05	(2.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
PowerShares Dynamic Market Portfolio (Prospectus Summary) | PowerShares Dynamic Market Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
PowerShares Dynamic Market Portfolio (Prospectus Summary) | PowerShares Dynamic Market Portfolio | Russell 3000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.02%
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
PowerShares Dynamic Market Portfolio (Prospectus Summary) | PowerShares Dynamic Market Portfolio | PowerShares Dynamic Market Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.60%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	772
Annual Return 2004	rr_AnnualReturn2004	19.08%
Annual Return 2005	rr_AnnualReturn2005	13.12%
Annual Return 2006	rr_AnnualReturn2006	11.73%
Annual Return 2007	rr_AnnualReturn2007	4.27%
Annual Return 2008	rr_AnnualReturn2008	(36.67%)
Annual Return 2009	rr_AnnualReturn2009	18.35%
Annual Return 2010	rr_AnnualReturn2010	17.20%
Annual Return 2011	rr_AnnualReturn2011	(5.94%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.52%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.65%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.94%)
5 Years	rr_AverageAnnualReturnYear05	(2.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
PowerShares Dynamic Market Portfolio (Prospectus Summary) | PowerShares Dynamic Market Portfolio | PowerShares Dynamic Market Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.28%)
5 Years	rr_AverageAnnualReturnYear05	(3.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
PowerShares Dynamic Market Portfolio (Prospectus Summary) | PowerShares Dynamic Market Portfolio | PowerShares Dynamic Market Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.86%)
5 Years	rr_AverageAnnualReturnYear05	(2.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

PowerShares Dynamic OTC Portfolio (Prospectus Summary) | PowerShares Dynamic OTC Portfolio
PowerShares Dynamic OTC Portfolio
Investment Objective
The PowerShares Dynamic OTC Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the
Dynamic OTC IntellidexSM Index (the "Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic OTC Portfolio
Management Fees		0.50%
Other Expenses		0.43%
Total Annual Fund Operating Expenses		0.93%
Fee Waivers and Expense Assumption	[1]	0.33%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.60%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that retail investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic OTC Portfolio	61	263	482	1,113

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. If the composition of the Underlying
Intellidex changes, the Fund will continue to invest at least 80% of its total assets in over-the-counter ("OTC") securities. As of June 30, 2012, the
Underlying Intellidex was composed of 100 OTC market securities that NYSE Arca,
Inc. ("NYSE Arca" or the "Intellidex Provider"), strictly in accordance with its guidelines and mandated procedures, included pursuant to a proprietary method.
The Underlying Intellidex selection methodology seeks to identify and select companies from The NASDAQ Stock Market LLC ("NASDAQ") with superior risk-return profiles.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Over-the-Counter Risk. OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many
OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the
Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 7.17%. Best Quarter Worst Quarter 18.67% (4th Quarter 2004) (21.64)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic OTC Portfolio	Return Before Taxes	(8.48%)	(2.66%)	5.57%	May 1, 2003
PowerShares Dynamic OTC Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(8.50%)	(2.70%)	5.54%	May 1, 2003
PowerShares Dynamic OTC Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.51%)	(2.26%)	4.85%	May 1, 2003
PowerShares Dynamic OTC Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	5.82%	May 1, 2003
PowerShares Dynamic OTC Portfolio Dynamic OTC IntellidexSM Index	Dynamic OTC IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(7.93%)	(2.05%)	6.21%	May 1, 2003
PowerShares Dynamic OTC Portfolio NASDAQ Composite Index	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	(1.79%)	1.52%	6.80%	May 1, 2003
PowerShares Dynamic OTC Portfolio NASDAQ-100® Index	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes)	3.65%	6.05%	9.20%	May 1, 2003

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic OTC Portfolio (Prospectus Summary) | PowerShares Dynamic OTC Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic OTC Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic OTC Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the
		Dynamic OTC IntellidexSM Index (the "Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
		Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that retail investors may
		pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Intellidex. If the composition of the Underlying
Intellidex changes, the Fund will continue to invest at least 80% of its total assets in over-the-counter ("OTC") securities. As of June 30, 2012, the
Underlying Intellidex was composed of 100 OTC market securities that NYSE Arca,
Inc. ("NYSE Arca" or the "Intellidex Provider"), strictly in accordance with its guidelines and mandated procedures, included pursuant to a proprietary method.
The Underlying Intellidex selection methodology seeks to identify and select companies from The NASDAQ Stock Market LLC ("NASDAQ") with superior risk-return profiles.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Over-the-Counter Risk. OTC transactions involve risks in addition to those associated with transactions in securities traded on exchanges. OTC-listed companies may have limited product lines, markets or financial resources. Many
OTC stocks trade less frequently and in smaller volume than exchange-listed stocks. The values of these stocks may be more volatile than exchange-listed stocks.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the
Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online
		at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 7.17%. Best Quarter Worst Quarter 18.67% (4th Quarter 2004) (21.64)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic OTC Portfolio (Prospectus Summary) | PowerShares Dynamic OTC Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
PowerShares Dynamic OTC Portfolio (Prospectus Summary) | PowerShares Dynamic OTC Portfolio | Dynamic OTC IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic OTC IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(7.93%)
5 Years	rr_AverageAnnualReturnYear05	(2.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
PowerShares Dynamic OTC Portfolio (Prospectus Summary) | PowerShares Dynamic OTC Portfolio | NASDAQ Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
PowerShares Dynamic OTC Portfolio (Prospectus Summary) | PowerShares Dynamic OTC Portfolio | NASDAQ-100® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.65%
5 Years	rr_AverageAnnualReturnYear05	6.05%
Since Inception	rr_AverageAnnualReturnSinceInception	9.20%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
PowerShares Dynamic OTC Portfolio (Prospectus Summary) | PowerShares Dynamic OTC Portfolio | PowerShares Dynamic OTC Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.43%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.60%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	263
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	482
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,113
Annual Return 2004	rr_AnnualReturn2004	12.88%
Annual Return 2005	rr_AnnualReturn2005	9.76%
Annual Return 2006	rr_AnnualReturn2006	6.12%
Annual Return 2007	rr_AnnualReturn2007	1.39%
Annual Return 2008	rr_AnnualReturn2008	(36.25%)
Annual Return 2009	rr_AnnualReturn2009	19.70%
Annual Return 2010	rr_AnnualReturn2010	23.41%
Annual Return 2011	rr_AnnualReturn2011	(8.48%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.64%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.48%)
5 Years	rr_AverageAnnualReturnYear05	(2.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
PowerShares Dynamic OTC Portfolio (Prospectus Summary) | PowerShares Dynamic OTC Portfolio | PowerShares Dynamic OTC Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(8.50%)
5 Years	rr_AverageAnnualReturnYear05	(2.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003
PowerShares Dynamic OTC Portfolio (Prospectus Summary) | PowerShares Dynamic OTC Portfolio | PowerShares Dynamic OTC Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.51%)
5 Years	rr_AverageAnnualReturnYear05	(2.26%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2003

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration.

PowerShares FTSE RAFI U.S. 1000 Portfolio (Prospectus Summary) | PowerShares FTSE RAFI U.S. 1000 Portfolio
PowerShares FTSE RAFI US 1000 Portfolio
Investment Objective
The PowerShares FTSE RAFI US 1000 Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the FTSE RAFI US 1000 Index (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares FTSE RAFI U.S. 1000 Portfolio
Management Fees		0.29%
Other Expenses		0.14%
Total Annual Fund Operating Expenses		0.43%
Fee Waivers and Expense Assumption	[1]	0.04%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.39%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares FTSE RAFI U.S. 1000 Portfolio	40	134	237	538

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. As of June 30, 2012, the Underlying Index
was composed of approximately 1,000 U.S. stocks that FTSE International Limited and Research Affiliates LLC ("FTSE" and "RA" or the "Index Provider"), strictly in accordance with its guidelines and mandated procedures, included to track the performance of the largest U.S. equity stocks based on the following four fundamental measures: book value, cash flow, sales and dividends.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 7.53%. Best Quarter Worst Quarter 28.15% (2nd Quarter 2009) (24.12)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares FTSE RAFI U.S. 1000 Portfolio	Return Before Taxes	(0.31%)	0.63%	3.32%	Dec 19, 2005
PowerShares FTSE RAFI U.S. 1000 Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(1.03%)	(0.01%)	2.71%	Dec 19, 2005
PowerShares FTSE RAFI U.S. 1000 Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.21%)	0.15%	2.48%	Dec 19, 2005
PowerShares FTSE RAFI U.S. 1000 Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	2.10%	Dec 19, 2005
PowerShares FTSE RAFI U.S. 1000 Portfolio FTSE RAFI US 1000 Index	FTSE RAFI US 1000 Index (reflects no deduction for fees, expenses or taxes)	0.07%	1.06%	3.81%	Dec 19, 2005
PowerShares FTSE RAFI U.S. 1000 Portfolio Russell 1000 ® Index	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	2.27%	Dec 19, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares FTSE RAFI U.S. 1000 Portfolio (Prospectus Summary) | PowerShares FTSE RAFI U.S. 1000 Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares FTSE RAFI US 1000 Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares FTSE RAFI US 1000 Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and
		yield of the FTSE RAFI US 1000 Index (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
		Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. As of June 30, 2012, the Underlying Index
was composed of approximately 1,000 U.S. stocks that FTSE International Limited and Research Affiliates LLC ("FTSE" and "RA" or the "Index Provider"), strictly in accordance with its guidelines and mandated procedures, included to track the performance of the largest U.S. equity stocks based on the following four fundamental measures: book value, cash flow, sales and dividends.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 7.53%. Best Quarter Worst Quarter 28.15% (2nd Quarter 2009) (24.12)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares FTSE RAFI U.S. 1000 Portfolio (Prospectus Summary) | PowerShares FTSE RAFI U.S. 1000 Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2005
PowerShares FTSE RAFI U.S. 1000 Portfolio (Prospectus Summary) | PowerShares FTSE RAFI U.S. 1000 Portfolio | FTSE RAFI US 1000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE RAFI US 1000 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2005
PowerShares FTSE RAFI U.S. 1000 Portfolio (Prospectus Summary) | PowerShares FTSE RAFI U.S. 1000 Portfolio | Russell 1000 ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2005
PowerShares FTSE RAFI U.S. 1000 Portfolio (Prospectus Summary) | PowerShares FTSE RAFI U.S. 1000 Portfolio | PowerShares FTSE RAFI U.S. 1000 Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	134
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	237
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	538
Annual Return 2006	rr_AnnualReturn2006	18.86%
Annual Return 2007	rr_AnnualReturn2007	2.24%
Annual Return 2008	rr_AnnualReturn2008	(40.14%)
Annual Return 2009	rr_AnnualReturn2009	41.51%
Annual Return 2010	rr_AnnualReturn2010	19.51%
Annual Return 2011	rr_AnnualReturn2011	(0.31%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.12%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.31%)
5 Years	rr_AverageAnnualReturnYear05	0.63%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2005
PowerShares FTSE RAFI U.S. 1000 Portfolio (Prospectus Summary) | PowerShares FTSE RAFI U.S. 1000 Portfolio | PowerShares FTSE RAFI U.S. 1000 Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.03%)
5 Years	rr_AverageAnnualReturnYear05	(0.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2005
PowerShares FTSE RAFI U.S. 1000 Portfolio (Prospectus Summary) | PowerShares FTSE RAFI U.S. 1000 Portfolio | PowerShares FTSE RAFI U.S. 1000 Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.21%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 19, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (Prospectus Summary) | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Investment Objective
The PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the FTSE RAFI US 1500 Small-Mid Index (the "Underlying
Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Management Fees		0.29%
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.44%
Fee Waivers and Expense Assumption	[1]	0.05%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.39%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and
Expense Assumption in the first year and the Total Annual Fund Operating
Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	40	136	241	550

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. As of June 30, 2012, the Underlying Index
was composed of approximately 1,500 U.S. stocks that FTSE International Limited and Research Affiliates LLC ("FTSE" and "RA" or the "Index Provider"), strictly in accordance with its guidelines and mandated procedures, included to track the performance of small and medium-sized U.S. equity stocks based on the following four fundamental measures of firm size: book value, sales, cash flow and dividends.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.13%. Best Quarter Worst Quarter 36.73% (2nd Quarter 2009) (28.30)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	Return Before Taxes	(6.09%)	2.87%	4.21%	Sep 20, 2006
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(6.42%)	2.55%	3.88%	Sep 20, 2006
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.96%)	2.26%	3.42%	Sep 20, 2006
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio FTSE RAFI US 1500 Small-Mid Index	FTSE RAFI US 1500 Small-Mid Index (reflects no deduction for fees, expenses or taxes)	(5.93%)	3.05%	4.47%	Sep 20, 2006
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio S&P SmallCap 600® Index	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)	1.01%	1.94%	3.09%	Sep 20, 2006
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(4.17%)	0.15%	1.55%	Sep 20, 2006
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	1.16%	Sep 20, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (Prospectus Summary) | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the FTSE RAFI US 1500 Small-Mid Index (the "Underlying
		Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
		Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	15.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and
Expense Assumption in the first year and the Total Annual Fund Operating
Expenses thereafter. This example does not include the brokerage commissions
		that investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. As of June 30, 2012, the Underlying Index
was composed of approximately 1,500 U.S. stocks that FTSE International Limited and Research Affiliates LLC ("FTSE" and "RA" or the "Index Provider"), strictly in accordance with its guidelines and mandated procedures, included to track the performance of small and medium-sized U.S. equity stocks based on the following four fundamental measures of firm size: book value, sales, cash flow and dividends.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is
		available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.13%. Best Quarter Worst Quarter 36.73% (2nd Quarter 2009) (28.30)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (Prospectus Summary) | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio | FTSE RAFI US 1500 Small-Mid Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE RAFI US 1500 Small-Mid Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.93%)
5 Years	rr_AverageAnnualReturnYear05	3.05%
Since Inception	rr_AverageAnnualReturnSinceInception	4.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 2006
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (Prospectus Summary) | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio | S&P SmallCap 600® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.01%
5 Years	rr_AverageAnnualReturnYear05	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 2006
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (Prospectus Summary) | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio | Russell 2000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.17%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 2006
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (Prospectus Summary) | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 2006
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (Prospectus Summary) | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	136
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	550
Annual Return 2007	rr_AnnualReturn2007	(1.10%)
Annual Return 2008	rr_AnnualReturn2008	(38.53%)
Annual Return 2009	rr_AnnualReturn2009	56.34%
Annual Return 2010	rr_AnnualReturn2010	29.04%
Annual Return 2011	rr_AnnualReturn2011	(6.09%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	36.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.30%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.09%)
5 Years	rr_AverageAnnualReturnYear05	2.87%
Since Inception	rr_AverageAnnualReturnSinceInception	4.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 2006
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (Prospectus Summary) | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.42%)
5 Years	rr_AverageAnnualReturnYear05	2.55%
Since Inception	rr_AverageAnnualReturnSinceInception	3.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 2006
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio (Prospectus Summary) | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio | PowerShares FTSE RAFI US 1500 Small-Mid Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.96%)
5 Years	rr_AverageAnnualReturnYear05	2.26%
Since Inception	rr_AverageAnnualReturnSinceInception	3.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 20, 2006

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Buyback Achievers Portfolio (Prospectus Summary) | PowerShares Buyback Achievers Portfolio
PowerShares Buyback AchieversTM Portfolio
Investment Objective
The PowerShares Buyback AchieversTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Share BuyBack AchieversTM Index (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Buyback Achievers Portfolio
Management Fees		0.50%
Other Expenses		0.29%
Total Annual Fund Operating Expenses		0.79%
Fee Waivers and Expense Assumption	[1]	0.08%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.71%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and
Expense Assumption in the first year and the Total Annual Fund Operating
Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Buyback Achievers Portfolio	73	244	431	970

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Mergent® , Inc. ("Mergent" or the "Index Provider")
includes stocks in the Underlying Index pursuant to a proprietary selection methodology. To qualify for the universe of "BuyBack AchieversTM," an issuer must have repurchased at least 5% of its outstanding shares during the trailing
12 months ended December 31 and have a minimum average daily cash volume of
$500,000 for the December and November prior to each reconstitution date.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times,an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 7.82%. Best Quarter Worst Quarter 17.77% (2nd Quarter 2009) (20.64)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Buyback Achievers Portfolio	Return Before Taxes	9.98%	2.14%	2.03%	Dec 20, 2006
PowerShares Buyback Achievers Portfolio After Taxes on Distributions	Return After Taxes on Distributions	9.64%	1.84%	1.73%	Dec 20, 2006
PowerShares Buyback Achievers Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.48%	1.64%	1.54%	Dec 20, 2006
PowerShares Buyback Achievers Portfolio Share BuyBack AchieversTM Index	Share BuyBack AchieversTM Index (reflects no deduction for fees, expenses or taxes)	10.79%	2.91%	2.80%	Dec 20, 2006
PowerShares Buyback Achievers Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	(0.31%)	Dec 20, 2006
PowerShares Buyback Achievers Portfolio Russell 3000® Value Index	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	(0.10%)	(2.57%)	(2.55%)	Dec 20, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Buyback Achievers Portfolio (Prospectus Summary) | PowerShares Buyback Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Buyback AchieversTM Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Buyback AchieversTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and
		yield of the Share BuyBack AchieversTM Index (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
		Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and
Expense Assumption in the first year and the Total Annual Fund Operating
Expenses thereafter. This example does not include the brokerage commissions
		that investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Mergent® , Inc. ("Mergent" or the "Index Provider")
includes stocks in the Underlying Index pursuant to a proprietary selection methodology. To qualify for the universe of "BuyBack AchieversTM," an issuer must have repurchased at least 5% of its outstanding shares during the trailing
12 months ended December 31 and have a minimum average daily cash volume of
$500,000 for the December and November prior to each reconstitution date.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		group of industries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times,an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 7.82%. Best Quarter Worst Quarter 17.77% (2nd Quarter 2009) (20.64)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements,
		such as 401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Buyback Achievers Portfolio (Prospectus Summary) | PowerShares Buyback Achievers Portfolio | Share BuyBack AchieversTM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Share BuyBack AchieversTM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	10.79%
5 Years	rr_AverageAnnualReturnYear05	2.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
PowerShares Buyback Achievers Portfolio (Prospectus Summary) | PowerShares Buyback Achievers Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.31%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
PowerShares Buyback Achievers Portfolio (Prospectus Summary) | PowerShares Buyback Achievers Portfolio | Russell 3000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	(2.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.55%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
PowerShares Buyback Achievers Portfolio (Prospectus Summary) | PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.71%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	244
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	431
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	970
Annual Return 2007	rr_AnnualReturn2007	(1.63%)
Annual Return 2008	rr_AnnualReturn2008	(33.64%)
Annual Return 2009	rr_AnnualReturn2009	31.24%
Annual Return 2010	rr_AnnualReturn2010	17.99%
Annual Return 2011	rr_AnnualReturn2011	9.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.82%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.64%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	2.14%
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
PowerShares Buyback Achievers Portfolio (Prospectus Summary) | PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	9.64%
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	1.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006
PowerShares Buyback Achievers Portfolio (Prospectus Summary) | PowerShares Buyback Achievers Portfolio | PowerShares Buyback Achievers Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.48%
5 Years	rr_AverageAnnualReturnYear05	1.64%
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2006

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dividend Achievers Portfolio (Prospectus Summary) | PowerShares Dividend Achievers Portfolio
PowerShares Dividend AchieversTM Portfolio
Investment Objective
The PowerShares Dividend AchieversTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Broad Dividend AchieversTM Index (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Dividend Achievers Portfolio
Management Fees	0.40%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.60%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dividend Achievers Portfolio	61	192	335	750

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of companies that have raised their annual regular cash dividend payments for at least each of the last ten calendar or fiscal years that comprise the Underlying
Index. Strictly in accordance with its guidelines and mandated procedures,
Mergent® , Inc. ("Mergent" or the "Index Provider") includes stock in the
Underlying Index pursuant to a proprietary selection methodology. To qualify for the universe of "Dividend AchieversTM," an issuer must have increased its annual regular cash dividend payments for each of its last ten or more calendar or fiscal years.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies' dividend payments may affect the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.37%. Best Quarter Worst Quarter 13.65% (3rd Quarter 2009) (19.15)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and /or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dividend Achievers Portfolio	Return Before Taxes	9.00%	(0.39%)	2.34%	Sep 15, 2005
PowerShares Dividend Achievers Portfolio After Taxes on Distributions	Return After Taxes on Distributions	8.14%	(1.18%)	1.56%	Sep 15, 2005
PowerShares Dividend Achievers Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	5.82%	(0.80%)	1.53%	Sep 15, 2005
PowerShares Dividend Achievers Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	2.51%	Sep 15, 2005
PowerShares Dividend Achievers Portfolio Broad Dividend AchieversTM Index	Broad Dividend AchieversTM Index (reflects no deduction for fees, expenses or taxes)	9.71%	0.22%	3.01%	Sep 15, 2005
PowerShares Dividend Achievers Portfolio Russell 3000® Value Index	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)	(0.10%)	(2.57%)	1.37%	Sep 15, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dividend Achievers Portfolio (Prospectus Summary) | PowerShares Dividend Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dividend AchieversTM Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dividend AchieversTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and
		yield of the Broad Dividend AchieversTM Index (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of companies that have raised their annual regular cash dividend payments for at least each of the last ten calendar or fiscal years that comprise the Underlying
Index. Strictly in accordance with its guidelines and mandated procedures,
Mergent® , Inc. ("Mergent" or the "Index Provider") includes stock in the
Underlying Index pursuant to a proprietary selection methodology. To qualify for the universe of "Dividend AchieversTM," an issuer must have increased its annual regular cash dividend payments for each of its last ten or more calendar or fiscal years.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one
		industry or group of industries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies' dividend payments may affect the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.37%. Best Quarter Worst Quarter 13.65% (3rd Quarter 2009) (19.15)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and /or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and /or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dividend Achievers Portfolio (Prospectus Summary) | PowerShares Dividend Achievers Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares Dividend Achievers Portfolio (Prospectus Summary) | PowerShares Dividend Achievers Portfolio | Broad Dividend AchieversTM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Broad Dividend AchieversTM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.71%
5 Years	rr_AverageAnnualReturnYear05	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares Dividend Achievers Portfolio (Prospectus Summary) | PowerShares Dividend Achievers Portfolio | Russell 3000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.10%)
5 Years	rr_AverageAnnualReturnYear05	(2.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares Dividend Achievers Portfolio (Prospectus Summary) | PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	750
Annual Return 2006	rr_AnnualReturn2006	15.73%
Annual Return 2007	rr_AnnualReturn2007	(0.16%)
Annual Return 2008	rr_AnnualReturn2008	(29.45%)
Annual Return 2009	rr_AnnualReturn2009	11.19%
Annual Return 2010	rr_AnnualReturn2010	14.89%
Annual Return 2011	rr_AnnualReturn2011	9.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.15%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.00%
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares Dividend Achievers Portfolio (Prospectus Summary) | PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.14%
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares Dividend Achievers Portfolio (Prospectus Summary) | PowerShares Dividend Achievers Portfolio | PowerShares Dividend Achievers Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.82%
5 Years	rr_AverageAnnualReturnYear05	(0.80%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005

PowerShares Financial Preferred Portfolio (Prospectus Summary) | PowerShares Financial Preferred Portfolio
PowerShares Financial Preferred Portfolio
Investment Objective
The PowerShares Financial Preferred Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Wells Fargo® Hybrid & Preferred Securities Financial Index (the
"Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Financial Preferred Portfolio
Management Fees	0.50%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.66%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Financial Preferred Portfolio	67	211	368	822

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in preferred securities of financial institutions that comprise the Underlying Index. The
Underlying Index is a market capitalization weighted index designed to track the performance of preferred securities issued in the U.S. market by financial institutions. As of June 30, 2012, the Underlying Index was composed of preferred securities of approximately 22 financial institutions that have received an industrial sector classification of "financial" from the Bloomberg
Professional Service. Strictly in accordance with its guidelines and mandated procedures, Wells Fargo Securities, LLC (together with Wells Fargo & Company, the "Index Provider") includes securities in the Underlying Index pursuant to a proprietary selection methodology. Preferred securities have a payment priority over common stock in the payment of specified dividends and in the event of the issuer's liquidation. Dividends generally are paid on a fixed rate percentage of the fixed par value at which the preferred stock is issued, and preferred stocks generally have a liquidation value that equals the original purchase price of the stock at the time of issuance.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures.
Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Foreign Financial Institution Risk. Certain of the companies that comprise the
Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions. Therefore, the Fund may be subject to the risks of investing in securities issued by foreign companies.

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints. For example, because the Fund's Underlying Index does not meet the diversification requirements set forth in the Internal Revenue Code relating to regulated investment companies, the Fund may not be able to invest in all of the stocks comprising its Underlying Index in proportion to their weightings in the
Underlying Index at all times.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 15.38%. Best Quarter Worst Quarter 58.35% (2nd Quarter 2009) (30.31)% (3rd Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Financial Preferred Portfolio	Return Before Taxes	(1.60%)	(0.60%)	(0.58%)	Dec 1, 2006
PowerShares Financial Preferred Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(4.01%)	(3.37%)	(3.36%)	Dec 1, 2006
PowerShares Financial Preferred Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.98%)	(2.15%)	(2.14%)	Dec 1, 2006
PowerShares Financial Preferred Portfolio Wells Fargo® Hybrid & Preferred Securities Financial Index	Wells Fargo® Hybrid & Preferred Securities Financial Index (reflects no deduction for fees, expenses or taxes)	(1.03%)	0.70%	0.70%	Dec 1, 2006
PowerShares Financial Preferred Portfolio S&P U.S. Preferred Stock Index	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes)	(1.15%)	1.45%	1.56%	Dec 1, 2006
PowerShares Financial Preferred Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.08%	Dec 1, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Financial Preferred Portfolio (Prospectus Summary) | PowerShares Financial Preferred Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Financial Preferred Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Financial Preferred Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Wells Fargo® Hybrid & Preferred Securities Financial Index (the
		"Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 6% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in preferred securities of financial institutions that comprise the Underlying Index. The
Underlying Index is a market capitalization weighted index designed to track the performance of preferred securities issued in the U.S. market by financial institutions. As of June 30, 2012, the Underlying Index was composed of preferred securities of approximately 22 financial institutions that have received an industrial sector classification of "financial" from the Bloomberg
Professional Service. Strictly in accordance with its guidelines and mandated procedures, Wells Fargo Securities, LLC (together with Wells Fargo & Company, the "Index Provider") includes securities in the Underlying Index pursuant to a proprietary selection methodology. Preferred securities have a payment priority over common stock in the payment of specified dividends and in the event of the issuer's liquidation. Dividends generally are paid on a fixed rate percentage of the fixed par value at which the preferred stock is issued, and preferred stocks generally have a liquidation value that equals the original purchase price of the stock at the time of issuance.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one
		industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures.
Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Foreign Financial Institution Risk. Certain of the companies that comprise the
Underlying Index, while traded on U.S. exchanges, may be issued by foreign financial institutions. Therefore, the Fund may be subject to the risks of investing in securities issued by foreign companies.

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Preferred Securities Risk. There are special risks associated with investing in preferred securities. Preferred securities may include provisions that permit the issuer, in its discretion, to defer or omit distributions for a certain period of time. If the Fund owns a security that is deferring or omitting its distributions, the Fund may be required to report the distribution on its tax returns, even though it may not have received any income. Further, preferred securities may lose substantial value due to the omission or deferment of dividend payments. Preferred securities may be less liquid than many other securities, such as common stocks, and generally offer no voting rights with respect to the issuer. Preferred securities also may be subordinated to bonds or other debt instruments in an issuer's capital structure, subjecting them to a greater risk of non-payment than more senior securities. In addition, in certain circumstances, an issuer of preferred securities may redeem the securities prior to a specified date, and this may negatively impact the return of the security.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints. For example, because the Fund's Underlying Index does not meet the diversification requirements set forth in the Internal Revenue Code relating to regulated investment companies, the Fund may not be able to invest in all of the stocks comprising its Underlying Index in proportion to their weightings in the
Underlying Index at all times.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 15.38%. Best Quarter Worst Quarter 58.35% (2nd Quarter 2009) (30.31)% (3rd Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes
		and/or returns after taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Financial Preferred Portfolio (Prospectus Summary) | PowerShares Financial Preferred Portfolio | Wells Fargo® Hybrid & Preferred Securities Financial Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Wells Fargo® Hybrid & Preferred Securities Financial Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.03%)
5 Years	rr_AverageAnnualReturnYear05	0.70%
Since Inception	rr_AverageAnnualReturnSinceInception	0.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Financial Preferred Portfolio (Prospectus Summary) | PowerShares Financial Preferred Portfolio | S&P U.S. Preferred Stock Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.15%)
5 Years	rr_AverageAnnualReturnYear05	1.45%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Financial Preferred Portfolio (Prospectus Summary) | PowerShares Financial Preferred Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Financial Preferred Portfolio (Prospectus Summary) | PowerShares Financial Preferred Portfolio | PowerShares Financial Preferred Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return 2007	rr_AnnualReturn2007	(16.02%)
Annual Return 2008	rr_AnnualReturn2008	(28.25%)
Annual Return 2009	rr_AnnualReturn2009	40.46%
Annual Return 2010	rr_AnnualReturn2010	16.55%
Annual Return 2011	rr_AnnualReturn2011	(1.60%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	15.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	58.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.31%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.60%)
5 Years	rr_AverageAnnualReturnYear05	(0.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Financial Preferred Portfolio (Prospectus Summary) | PowerShares Financial Preferred Portfolio | PowerShares Financial Preferred Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(4.01%)
5 Years	rr_AverageAnnualReturnYear05	(3.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Financial Preferred Portfolio (Prospectus Summary) | PowerShares Financial Preferred Portfolio | PowerShares Financial Preferred Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.98%)
5 Years	rr_AverageAnnualReturnYear05	(2.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.14%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006

PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary) | PowerShares High Yield Equity Dividend Achievers Portfolio
PowerShares High Yield Equity Dividend AchieversTM Portfolio
Investment Objective
The PowerShares High Yield Equity Dividend AchieversTM Portfolio (the "Fund")
seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Mergent Dividend AchieversTM 50 Index (the
"Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares High Yield Equity Dividend Achievers Portfolio
Management Fees	0.40%
Other Expenses	0.20%
Total Annual Fund Operating Expenses	0.60%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares High Yield Equity Dividend Achievers Portfolio	61	192	335	750

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of companies that have a consistent record of dividend increases and that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Mergent®, Inc. ("Mergent" or the "Index Provider") includes stock in the Underlying Index, principally on the basis of dividend yield and consistent growth in dividends. As of June 1, 2012, the Underlying Index was composed of 50 companies. The Underlying Index contains only stocks and no debt or fixed income securities. To qualify for the universe of "Dividend
AchieversTM," an issuer must have increased its annual regular cash dividend, on a pre-tax basis, for each of the last 10 or more calendar or fiscal years.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies' dividend payments may affect the Fund.

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the fund Holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 3.43%. Best Quarter Worst Quarter 26.81% (3rd Quarter 2008) (30.52)% (1st Quarter 2009)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label		1 Year	5 Years	Since Inception	Inception Date
PowerShares High Yield Equity Dividend Achievers Portfolio	Return Before Taxes		8.71%	(6.58%)	(2.32%)	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio After Taxes on Distributions	Return After Taxes on Distributions		7.23%	(8.10%)	(3.78%)	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		5.59%	(6.32%)	(2.75%)	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	2.90%	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio Mergent Dividend AchieversTM 50 Index	Mergent Dividend AchieversTM 50 Index (reflects no deduction for fees, expenses or taxes)		9.28%	(6.28%)	(1.94%)	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio Dow Jones U.S. Select Dividend Index	Dow Jones U.S. Select Dividend Index		12.41%	(0.65%)	3.09%	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio S&P 500 Value Index	S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	[1]	(0.48%)	(2.96%)	1.72%	Dec 9, 2004
[1]	S&P Citigroup Large Cap Value Index changed its name to S&P 500 Value Index as of 12/09/09.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary) | PowerShares High Yield Equity Dividend Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares High Yield Equity Dividend AchieversTM Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares High Yield Equity Dividend AchieversTM Portfolio (the "Fund")
seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Mergent Dividend AchieversTM 50 Index (the
		"Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of companies that have a consistent record of dividend increases and that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Mergent®, Inc. ("Mergent" or the "Index Provider") includes stock in the Underlying Index, principally on the basis of dividend yield and consistent growth in dividends. As of June 1, 2012, the Underlying Index was composed of 50 companies. The Underlying Index contains only stocks and no debt or fixed income securities. To qualify for the universe of "Dividend
AchieversTM," an issuer must have increased its annual regular cash dividend, on a pre-tax basis, for each of the last 10 or more calendar or fiscal years.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one
		industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also, changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies' dividend payments may affect the Fund.

High Yield Securities Risk. High yield securities typically involve greater risk and are less liquid than higher grade issues. Changes in general economic conditions, changes in the financial condition of the issuers and changes in interest rates may adversely impact the ability of issuers of high yield securities to make timely payments of interest and principal.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the fund Holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry;
competition for resources, adverse labor relations, political or world events;
obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is
		available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 3.43%. Best Quarter Worst Quarter 26.81% (3rd Quarter 2008) (30.52)% (1st Quarter 2009)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary) | PowerShares High Yield Equity Dividend Achievers Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary) | PowerShares High Yield Equity Dividend Achievers Portfolio | Mergent Dividend AchieversTM 50 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Mergent Dividend AchieversTM 50 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.28%
5 Years	rr_AverageAnnualReturnYear05	(6.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary) | PowerShares High Yield Equity Dividend Achievers Portfolio | Dow Jones U.S. Select Dividend Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Select Dividend Index
1 Year	rr_AverageAnnualReturnYear01	12.41%
5 Years	rr_AverageAnnualReturnYear05	(0.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary) | PowerShares High Yield Equity Dividend Achievers Portfolio | S&P 500 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
5 Years	rr_AverageAnnualReturnYear05	(2.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary) | PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	750
Annual Return 2005	rr_AnnualReturn2005	1.13%
Annual Return 2006	rr_AnnualReturn2006	13.84%
Annual Return 2007	rr_AnnualReturn2007	(15.01%)
Annual Return 2008	rr_AnnualReturn2008	(38.42%)
Annual Return 2009	rr_AnnualReturn2009	3.67%
Annual Return 2010	rr_AnnualReturn2010	20.61%
Annual Return 2011	rr_AnnualReturn2011	8.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.52%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	8.71%
5 Years	rr_AverageAnnualReturnYear05	(6.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.32%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary) | PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	7.23%
5 Years	rr_AverageAnnualReturnYear05	(8.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.78%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares High Yield Equity Dividend Achievers Portfolio (Prospectus Summary) | PowerShares High Yield Equity Dividend Achievers Portfolio | PowerShares High Yield Equity Dividend Achievers Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	5.59%
5 Years	rr_AverageAnnualReturnYear05	(6.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004

[1]	S&P Citigroup Large Cap Value Index changed its name to S&P 500 Value Index as of 12/09/09.

PowerShares International Dividend Achievers Portfolio (Prospectus Summary) | PowerShares International Dividend Achievers Portfolio
PowerShares International Dividend AchieversTM Portfolio
Investment Objective
The PowerShares International Dividend AchieversTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the International Dividend AchieversTM Index (the "Underlying
Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares International Dividend Achievers Portfolio
Management Fees	0.40%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.56%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares International Dividend Achievers Portfolio	57	179	313	701

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the  average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index currently is composed of
Global Depositary Receipts ("GDRs") and American Depositary Receipts ("ADRs") that are listed on the London Stock Exchange ("LSE"), in addition to ADRs and non-U.S.
common or ordinary stocks traded on the New York Stock Exchange ("NYSE"), the NASDAQ
Stock Market LLC ("NASDAQ") or NYSE Arca of companies that have increased their aggregate annual regular dividend payments consistently over the course of the last five calendar or fiscal years. Strictly in accordance with its guidelines and mandated procedures, Mergent®, Inc. ("Mergent" or the "Index Provider") includes stock in the
Underlying Index pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies' dividend payments may affect the Fund.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures.
Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Foreign Securities Risk. The Fund's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities.
Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies, and therefore, not all material information regarding these companies will be available.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 2.45%. Best Quarter Worst Quarter 30.69% (2nd Quarter 2009) (29.91)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares International Dividend Achievers Portfolio	Return Before Taxes	(2.48%)	(1.85%)	2.80%	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(3.58%)	(2.98%)	1.65%	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.60%)	(2.20%)	1.74%	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	2.51%	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio International Dividend AchieversTM Index	International Dividend AchieversTM Index (reflects no deduction for fees, expenses or taxes)	(1.57%)	(1.08%)	3.56%	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio Dow Jones EPAC Select Dividend Index	Dow Jones EPAC Select Dividend Index (reflects no deduction for fees, expenses or taxes)	(6.60%)	(2.89%)
PowerShares International Dividend Achievers Portfolio MSCI EAFE® Value Index	MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes)	(12.17%)	(6.32%)	(0.08%)	Sep 15, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares International Dividend Achievers Portfolio (Prospectus Summary) | PowerShares International Dividend Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares International Dividend AchieversTM Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares International Dividend AchieversTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the International Dividend AchieversTM Index (the "Underlying
		Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 33% of the  average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	33.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
This example does not include the brokerage commissions that investors may pay to
		buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the securities that comprise the Underlying Index. The Underlying Index currently is composed of
Global Depositary Receipts ("GDRs") and American Depositary Receipts ("ADRs") that are listed on the London Stock Exchange ("LSE"), in addition to ADRs and non-U.S.
common or ordinary stocks traded on the New York Stock Exchange ("NYSE"), the NASDAQ
Stock Market LLC ("NASDAQ") or NYSE Arca of companies that have increased their aggregate annual regular dividend payments consistently over the course of the last five calendar or fiscal years. Strictly in accordance with its guidelines and mandated procedures, Mergent®, Inc. ("Mergent" or the "Index Provider") includes stock in the
Underlying Index pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one
		industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Dividend Paying Security Risk. Securities that pay high dividends as a group can fall out of favor with the market, causing such companies to underperform companies that do not pay high dividends. Also changes in the dividend policies of the companies in the Underlying Index and the capital resources available for such companies' dividend payments may affect the Fund.

Financial Sector Risk. The market value of securities of issuers in the financial sector can be affected by factors such as adverse regulatory or economic occurrences affecting the financial sector, availability of credit, fluctuations in asset values, unstable interest rates, increased competition, continuing consolidations and development of new products and structures.
Furthermore, increased government involvement in financial institutions, including measures such as taking ownership positions in such institutions, could result in a dilution in the value of the shares held by shareholders in such institutions.

Foreign Securities Risk. The Fund's investments in foreign securities involve risks that are in addition to the risks associated with domestic securities.
Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign companies are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are U.S. companies, and therefore, not all material information regarding these companies will be available.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 2.45%. Best Quarter Worst Quarter 30.69% (2nd Quarter 2009) (29.91)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes
		and/or returns after taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares International Dividend Achievers Portfolio (Prospectus Summary) | PowerShares International Dividend Achievers Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio (Prospectus Summary) | PowerShares International Dividend Achievers Portfolio | International Dividend AchieversTM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	International Dividend AchieversTM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.57%)
5 Years	rr_AverageAnnualReturnYear05	(1.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio (Prospectus Summary) | PowerShares International Dividend Achievers Portfolio | Dow Jones EPAC Select Dividend Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones EPAC Select Dividend Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.60%)
5 Years	rr_AverageAnnualReturnYear05	(2.89%)
Since Inception	rr_AverageAnnualReturnSinceInception
PowerShares International Dividend Achievers Portfolio (Prospectus Summary) | PowerShares International Dividend Achievers Portfolio | MSCI EAFE® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.17%)
5 Years	rr_AverageAnnualReturnYear05	(6.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.08%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio (Prospectus Summary) | PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	57
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	179
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	313
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	701
Annual Return 2006	rr_AnnualReturn2006	26.43%
Annual Return 2007	rr_AnnualReturn2007	12.17%
Annual Return 2008	rr_AnnualReturn2008	(46.51%)
Annual Return 2009	rr_AnnualReturn2009	36.99%
Annual Return 2010	rr_AnnualReturn2010	13.64%
Annual Return 2011	rr_AnnualReturn2011	(2.48%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.45%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.91%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.48%)
5 Years	rr_AverageAnnualReturnYear05	(1.85%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio (Prospectus Summary) | PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.58%)
5 Years	rr_AverageAnnualReturnYear05	(2.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005
PowerShares International Dividend Achievers Portfolio (Prospectus Summary) | PowerShares International Dividend Achievers Portfolio | PowerShares International Dividend Achievers Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.60%)
5 Years	rr_AverageAnnualReturnYear05	(2.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 15, 2005

PowerShares Dynamic Basic Materials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Basic Materials Sector Portfolio
PowerShares Dynamic Basic Materials Sector Portfolio
Investment Objective
The PowerShares Dynamic Basic Materials Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Basic Materials Sector IntellidexSM Index (the
"Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Basic Materials Sector Portfolio
Management Fees		0.50%
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.76%
Fee Waivers and Expense Assumption	[1]	0.11%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.65%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and
Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Basic Materials Sector Portfolio	66	232	412	932

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 78% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of basic materials companies that comprise the Underlying Intellidex. As of June
30, 2012, the Underlying Intellidex was comprised of common stocks of 60 U.S.
basic materials companies. These companies are principally engaged in the business of producing raw materials, including paper or wood products, chemicals, construction materials, and mining and metals. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the
"Intellidex Provider") includes common stocks of basic material companies in the
Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Basic Materials Sector Risk. Changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations may adversely affect the companies engaged in the production and distribution of basic materials.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 11.72%. Best Quarter Worst Quarter 24.95% (2nd Quarter 2009) (28.84)% (3rd Quarter 2011)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Basic Materials Sector Portfolio	Return Before Taxes	(8.81%)	4.43%	5.95%	Oct 12, 2006
PowerShares Dynamic Basic Materials Sector Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(9.13%)	3.91%	5.40%	Oct 12, 2006
PowerShares Dynamic Basic Materials Sector Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(5.72%)	3.50%	4.81%	Oct 12, 2006
PowerShares Dynamic Basic Materials Sector Portfolio Dynamic Basic Materials Sector IntellidexSM Index	Dynamic Basic Materials Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(8.09%)	5.39%	6.95%	Oct 12, 2006
PowerShares Dynamic Basic Materials Sector Portfolio S&P 500® Materials Index	S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes)	(9.75%)	1.76%	3.32%	Oct 12, 2006
PowerShares Dynamic Basic Materials Sector Portfolio Dow Jones U.S. Basic Materials Index	Dow Jones U.S. Basic Materials Index (reflects no deduction for fees, expenses or taxes)	(14.71%)	3.97%	5.31%	Oct 12, 2006
PowerShares Dynamic Basic Materials Sector Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.61%	Oct 12, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Basic Materials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Basic Materials Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Basic Materials Sector Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Basic Materials Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Basic Materials Sector IntellidexSM Index (the
		"Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 78% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of
		the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and
Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of basic materials companies that comprise the Underlying Intellidex. As of June
30, 2012, the Underlying Intellidex was comprised of common stocks of 60 U.S.
basic materials companies. These companies are principally engaged in the business of producing raw materials, including paper or wood products, chemicals, construction materials, and mining and metals. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the
"Intellidex Provider") includes common stocks of basic material companies in the
Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Basic Materials Sector Risk. Changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations may adversely affect the companies engaged in the production and distribution of basic materials.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 11.72%. Best Quarter Worst Quarter 24.95% (2nd Quarter 2009) (28.84)% (3rd Quarter 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Basic Materials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Basic Materials Sector Portfolio | Dynamic Basic Materials Sector IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Basic Materials Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(8.09%)
5 Years	rr_AverageAnnualReturnYear05	5.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Basic Materials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Basic Materials Sector Portfolio | S&P 500® Materials Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.75%)
5 Years	rr_AverageAnnualReturnYear05	1.76%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Basic Materials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Basic Materials Sector Portfolio | Dow Jones U.S. Basic Materials Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Basic Materials Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.71%)
5 Years	rr_AverageAnnualReturnYear05	3.97%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Basic Materials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Basic Materials Sector Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Basic Materials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Basic Materials Sector Portfolio | PowerShares Dynamic Basic Materials Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.65%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	412
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	932
Annual Return 2007	rr_AnnualReturn2007	27.50%
Annual Return 2008	rr_AnnualReturn2008	(43.84%)
Annual Return 2009	rr_AnnualReturn2009	48.11%
Annual Return 2010	rr_AnnualReturn2010	28.45%
Annual Return 2011	rr_AnnualReturn2011	(8.81%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.84%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(8.81%)
5 Years	rr_AverageAnnualReturnYear05	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	5.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Basic Materials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Basic Materials Sector Portfolio | PowerShares Dynamic Basic Materials Sector Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.13%)
5 Years	rr_AverageAnnualReturnYear05	3.91%
Since Inception	rr_AverageAnnualReturnSinceInception	5.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Basic Materials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Basic Materials Sector Portfolio | PowerShares Dynamic Basic Materials Sector Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(5.72%)
5 Years	rr_AverageAnnualReturnYear05	3.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Consumer Discretionary Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Discretionary Sector Portfolio
PowerShares Dynamic Consumer Discretionary Sector Portfolio
Investment Objective
The PowerShares Dynamic Consumer Discretionary Sector Portfolio (the "Fund")
seeks investment results that generally correspond (before fees and expenses)
to the price and yield of the Dynamic Consumer Discretionary Sector IntellidexSM
Index (the "Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Consumer Discretionary Sector Portfolio
Management Fees		0.50%
Other Expenses		0.69%
Total Annual Fund Operating Expenses		1.19%
Fee Waivers and Expense Assumption	[1]	0.54%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.65%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and
Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Consumer Discretionary Sector Portfolio	66	324	602	1,395

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 88% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of consumer discretionary companies that comprise the Underlying Intellidex. As of June 30, 2012, the Underlying Intellidex was comprised of common stocks of 60
U.S. consumer discretionary companies. These companies are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including retail, automotive, leisure and recreation, media and real estate goods and services. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider")
includes common stocks of consumer discretionary companies in the Underlying
Intellidex principally on the basis of their capital appreciation potential that
NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds.
In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other easons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 11.26%. Best Quarter Worst Quarter 15.12% (2nd Quarter 2009) (17.71)% (3rd Quarter 2011)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Consumer Discretionary Sector Portfolio	Return Before Taxes	0.61%	(0.42%)	0.65%	Oct 12, 2006
PowerShares Dynamic Consumer Discretionary Sector Portfolio After Taxes on Distributions	Return After Taxes on Distributions	0.34%	(0.65%)	0.39%	Oct 12, 2006
PowerShares Dynamic Consumer Discretionary Sector Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.40%	(0.49%)	0.40%	Oct 12, 2006
PowerShares Dynamic Consumer Discretionary Sector Portfolio Dynamic Consumer Discretionary Sector IntellidexSM Index	Dynamic Consumer Discretionary Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	1.38%	0.12%	1.21%	Oct 12, 2006
PowerShares Dynamic Consumer Discretionary Sector Portfolio S&P 500® Consumer Discretionary Index	S&P 500® Consumer Discretionary Inde (reflects no deduction for fees, expenses or taxes)	6.12%	2.01%	2.87%	Oct 12, 2006
PowerShares Dynamic Consumer Discretionary Sector Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.61%	Oct 12, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Consumer Discretionary Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Discretionary Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Consumer Discretionary Sector Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Consumer Discretionary Sector Portfolio (the "Fund")
seeks investment results that generally correspond (before fees and expenses)
to the price and yield of the Dynamic Consumer Discretionary Sector IntellidexSM
		Index (the "Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 88% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and
Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of consumer discretionary companies that comprise the Underlying Intellidex. As of June 30, 2012, the Underlying Intellidex was comprised of common stocks of 60
U.S. consumer discretionary companies. These companies are principally engaged in the businesses of providing consumer goods and services that are cyclical in nature, including retail, automotive, leisure and recreation, media and real estate goods and services. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider")
includes common stocks of consumer discretionary companies in the Underlying
Intellidex principally on the basis of their capital appreciation potential that
NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Consumer Discretionary Sector Risk. Companies engaged in the consumer discretionary sector are affected by fluctuations in supply and demand. Changes in consumer spending as a result of world events, political and economic conditions, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations also may adversely affect these companies.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds.
In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other easons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 11.26%. Best Quarter Worst Quarter 15.12% (2nd Quarter 2009) (17.71)% (3rd Quarter 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Consumer Discretionary Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Discretionary Sector Portfolio | Dynamic Consumer Discretionary Sector IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Consumer Discretionary Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	0.12%
Since Inception	rr_AverageAnnualReturnSinceInception	1.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Consumer Discretionary Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Discretionary Sector Portfolio | S&P 500® Consumer Discretionary Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Consumer Discretionary Inde (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.12%
5 Years	rr_AverageAnnualReturnYear05	2.01%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Consumer Discretionary Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Discretionary Sector Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Consumer Discretionary Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Discretionary Sector Portfolio | PowerShares Dynamic Consumer Discretionary Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.65%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	324
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	602
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,395
Annual Return 2007	rr_AnnualReturn2007	(11.00%)
Annual Return 2008	rr_AnnualReturn2008	(32.68%)
Annual Return 2009	rr_AnnualReturn2009	25.88%
Annual Return 2010	rr_AnnualReturn2010	29.04%
Annual Return 2011	rr_AnnualReturn2011	0.61%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.26%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.71%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.61%
5 Years	rr_AverageAnnualReturnYear05	(0.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Consumer Discretionary Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Discretionary Sector Portfolio | PowerShares Dynamic Consumer Discretionary Sector Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.34%
5 Years	rr_AverageAnnualReturnYear05	(0.65%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Consumer Discretionary Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Discretionary Sector Portfolio | PowerShares Dynamic Consumer Discretionary Sector Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.40%
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Consumer Staples Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Staples Sector Portfolio
PowerShares Dynamic Consumer Staples Sector Portfolio
Investment Objective
The PowerShares Dynamic Consumer Staples Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Consumer Staples Sector IntellidexSM Index (the
"Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Consumer Staples Sector Portfolio
Management Fees		0.50%
Other Expenses		0.39%
Total Annual Fund Operating Expenses		0.89%
Fee Waivers and Expense Assumption	[1]	0.24%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.65%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers
and Expense Assumption in the first year and the Total Annual Fund Operating
Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Consumer Staples Sector Portfolio	66	260	470	1,074

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of consumer staples companies that comprise the Underlying Intellidex. As of
June 30, 2012, the Underlying Intellidex was comprised of common stocks of 60
U.S. consumer staples companies. These companies are principally engaged in the businesses of providing consumer goods and services that have non-cyclical characteristics, including tobacco, textiles, food and beverage, and non-discretionary retail goods and services. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the
"Intellidex Provider") includes common stocks of consumer staples companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Consumer Staples Sector Risk. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending may adversely affect companies in the consumer staples sector. Companies in this sector also are affected by changes in government regulation, world events and economic conditions.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.38%. Best Quarter Worst Quarter 16.59% (2nd Quarter 2009) (17.36)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Consumer Staples Sector Portfolio	Return Before Taxes	9.28%	5.09%	5.79%	Oct 12, 2006
PowerShares Dynamic Consumer Staples Sector Portfolio After Taxes on Distributions	Return After Taxes on Distributions	8.70%	4.52%	5.18%	Oct 12, 2006
PowerShares Dynamic Consumer Staples Sector Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	6.02%	4.02%	4.61%	Oct 12, 2006
PowerShares Dynamic Consumer Staples Sector Portfolio Dynamic Consumer Staples Sector IntellidexSM Index	Dynamic Consumer Staples Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	9.98%	5.82%	6.53%	Oct 12, 2006
PowerShares Dynamic Consumer Staples Sector Portfolio S&P 500® Consumer Staples Index	S&P 500® Consumer Staples Index (reflects no deduction for fees, expenses or taxes)	13.98%	7.60%	8.01%	Oct 12, 2006
PowerShares Dynamic Consumer Staples Sector Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.61%	Oct 12, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Consumer Staples Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Staples Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Consumer Staples Sector Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Consumer Staples Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Consumer Staples Sector IntellidexSM Index (the
		"Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 35% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers
and Expense Assumption in the first year and the Total Annual Fund Operating
Expenses thereafter. This example does not include the brokerage commissions
		that investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of consumer staples companies that comprise the Underlying Intellidex. As of
June 30, 2012, the Underlying Intellidex was comprised of common stocks of 60
U.S. consumer staples companies. These companies are principally engaged in the businesses of providing consumer goods and services that have non-cyclical characteristics, including tobacco, textiles, food and beverage, and non-discretionary retail goods and services. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the
"Intellidex Provider") includes common stocks of consumer staples companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Consumer Staples Sector Risk. Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending may adversely affect companies in the consumer staples sector. Companies in this sector also are affected by changes in government regulation, world events and economic conditions.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and an additional index with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.38%. Best Quarter Worst Quarter 16.59% (2nd Quarter 2009) (17.36)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
		401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Consumer Staples Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Staples Sector Portfolio | Dynamic Consumer Staples Sector IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Consumer Staples Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	9.98%
5 Years	rr_AverageAnnualReturnYear05	5.82%
Since Inception	rr_AverageAnnualReturnSinceInception	6.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Consumer Staples Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Staples Sector Portfolio | S&P 500® Consumer Staples Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Consumer Staples Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	13.98%
5 Years	rr_AverageAnnualReturnYear05	7.60%
Since Inception	rr_AverageAnnualReturnSinceInception	8.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Consumer Staples Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Staples Sector Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Consumer Staples Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Staples Sector Portfolio | PowerShares Dynamic Consumer Staples Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.65%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	260
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	470
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,074
Annual Return 2007	rr_AnnualReturn2007	5.55%
Annual Return 2008	rr_AnnualReturn2008	(22.23%)
Annual Return 2009	rr_AnnualReturn2009	20.15%
Annual Return 2010	rr_AnnualReturn2010	18.92%
Annual Return 2011	rr_AnnualReturn2011	9.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.36%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	9.28%
5 Years	rr_AverageAnnualReturnYear05	5.09%
Since Inception	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Consumer Staples Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Staples Sector Portfolio | PowerShares Dynamic Consumer Staples Sector Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	8.70%
5 Years	rr_AverageAnnualReturnYear05	4.52%
Since Inception	rr_AverageAnnualReturnSinceInception	5.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Consumer Staples Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Consumer Staples Sector Portfolio | PowerShares Dynamic Consumer Staples Sector Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	6.02%
5 Years	rr_AverageAnnualReturnYear05	4.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Energy Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Sector Portfolio
PowerShares Dynamic Energy Sector Portfolio
Investment Objective
The PowerShares Dynamic Energy Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Energy Sector IntellidexSM Index (the "Underlying
Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Energy Sector Portfolio
Management Fees		0.50%
Other Expenses		0.16%
Total Annual Fund Operating Expenses		0.66%
Fee Waivers and Expense Assumption	[1]	0.01%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.65%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Energy Sector Portfolio	66	210	367	822

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 107% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of energy companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was comprised of stocks of 60 U.S. energy companies. These companies are principally engaged in the business of producing, distributing or servicing energy-related products, including oil and gas exploration and production, refining, oil services, pipeline, and solar, wind and other non-oil based energy. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider")
includes common stocks of energy companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. Changes in government regulation, world events and economic conditions also affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Oil and Gas Services Industry Risk. The profitability of companies in the oil and gas services industry may be affected adversely by world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the oil and gas services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was (0.81)%. Best Quarter Worst Quarter 29.88% (2nd Quarter 2009) (38.20)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Energy Sector Portfolio	Return Before Taxes	2.77%	7.08%	8.39%	Oct 12, 2006
PowerShares Dynamic Energy Sector Portfolio After Taxes on Distributions	Return After Taxes on Distributions	2.54%	6.88%	8.18%	Oct 12, 2006
PowerShares Dynamic Energy Sector Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.80%	6.00%	7.16%	Oct 12, 2006
PowerShares Dynamic Energy Sector Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.61%	Oct 12, 2006
PowerShares Dynamic Energy Sector Portfolio Dynamic Energy Sector Intellidex SM Index	Dynamic Energy Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	3.50%	7.70%	9.02%	Oct 12, 2006
PowerShares Dynamic Energy Sector Portfolio S&P 500 ® Energy Index	S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes)	4.72%	4.67%	6.74%	Oct 12, 2006
PowerShares Dynamic Energy Sector Portfolio Dow Jones U.S. Oil & Gas Index	Dow Jones U.S. Oil & Gas Index (reflects no deduction for fees, expenses or taxes)	4.10%	4.82%	6.90%	Oct 12, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Energy Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Energy Sector Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Energy Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Energy Sector IntellidexSM Index (the "Underlying
		Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 107% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	107.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of energy companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was comprised of stocks of 60 U.S. energy companies. These companies are principally engaged in the business of producing, distributing or servicing energy-related products, including oil and gas exploration and production, refining, oil services, pipeline, and solar, wind and other non-oil based energy. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider")
includes common stocks of energy companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. Changes in government regulation, world events and economic conditions also affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Oil and Gas Services Industry Risk. The profitability of companies in the oil and gas services industry may be affected adversely by world events in the regions that the companies operate (e.g., expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and repatriation of capital, military coups, social unrest, violence or labor unrest). Companies in the oil and gas services industry may have significant capital investments in, or engage in transactions involving, emerging market countries, which may heighten these risks.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was (0.81)%. Best Quarter Worst Quarter 29.88% (2nd Quarter 2009) (38.20)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
		401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Energy Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Sector Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Energy Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Sector Portfolio | Dynamic Energy Sector Intellidex SM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Energy Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.50%
5 Years	rr_AverageAnnualReturnYear05	7.70%
Since Inception	rr_AverageAnnualReturnSinceInception	9.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Energy Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Sector Portfolio | S&P 500 ® Energy Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.72%
5 Years	rr_AverageAnnualReturnYear05	4.67%
Since Inception	rr_AverageAnnualReturnSinceInception	6.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Energy Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Sector Portfolio | Dow Jones U.S. Oil & Gas Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Oil & Gas Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.10%
5 Years	rr_AverageAnnualReturnYear05	4.82%
Since Inception	rr_AverageAnnualReturnSinceInception	6.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Energy Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Sector Portfolio | PowerShares Dynamic Energy Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.65%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	367
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	822
Annual Return 2007	rr_AnnualReturn2007	29.57%
Annual Return 2008	rr_AnnualReturn2008	(46.39%)
Annual Return 2009	rr_AnnualReturn2009	41.14%
Annual Return 2010	rr_AnnualReturn2010	39.77%
Annual Return 2011	rr_AnnualReturn2011	2.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.81%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.20%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.77%
5 Years	rr_AverageAnnualReturnYear05	7.08%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Energy Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Sector Portfolio | PowerShares Dynamic Energy Sector Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.54%
5 Years	rr_AverageAnnualReturnYear05	6.88%
Since Inception	rr_AverageAnnualReturnSinceInception	8.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Energy Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Energy Sector Portfolio | PowerShares Dynamic Energy Sector Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	6.00%
Since Inception	rr_AverageAnnualReturnSinceInception	7.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Financial Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Financial Sector Portfolio
PowerShares Dynamic Financial Sector Portfolio
Investment Objective
The PowerShares Dynamic Financial Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Financial Sector IntellidexSM Index (the "Underlying
Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Financial Sector Portfolio
Management Fees		0.50%
Other Expenses		0.71%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Fund Operating Expenses		1.24%
Fee Waivers and Expense Assumption	[2]	0.56%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	0.68%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers and/or recapture to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Financial Sector Portfolio	69	338	627	1,451

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 102% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of financial services companies that comprise the Underlying Intellidex. As of
June 30, 2012, the Underlying Intellidex was comprised of common stocks of 60
U.S. financial services companies. These companies are principally engaged in the business of providing services and products, including banking, investment services, insurance and real estate finance services. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the
"Intellidex Provider") includes common stocks of financial services companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Year

The Fund's year-to-date total return for the six months ended June 30, 2012 was 9.71%. Best Quarter Worst Quarter 16.82% (4th Quarter 2011) (23.14)% (1st Quarter 2009)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Financial Sector Portfolio	Return Before Taxes	(4.65%)	(6.00%)	(5.15%)	Oct 12, 2006
PowerShares Dynamic Financial Sector Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(5.02%)	(6.41%)	(5.57%)	Oct 12, 2006
PowerShares Dynamic Financial Sector Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(3.03%)	(5.22%)	(4.52%)	Oct 12, 2006
PowerShares Dynamic Financial Sector Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.61%	Oct 12, 2006
PowerShares Dynamic Financial Sector Portfolio Dynamic Financial Sector Intellidex SM Index	Dynamic Financial Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(3.93%)	(5.21%)	(4.37%)	Oct 12, 2006
PowerShares Dynamic Financial Sector Portfolio S&P 500 ® Financials Sector Index	S&P 500® Financials Sector Index (reflects no deduction for fees, expenses or taxes)	(17.06%)	(16.89%)	(15.48%)	Oct 12, 2006
PowerShares Dynamic Financial Sector Portfolio Dow Jones U.S. Financials Index	Dow Jones U.S. Financials Index (reflects no deduction for fees, expenses or taxes)	(12.84%)	(14.01%)	(12.69%)	Oct 12, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Financial Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Financial Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Financial Sector Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Financial Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Financial Sector IntellidexSM Index (the "Underlying
		Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 102% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers and/or recapture to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of financial services companies that comprise the Underlying Intellidex. As of
June 30, 2012, the Underlying Intellidex was comprised of common stocks of 60
U.S. financial services companies. These companies are principally engaged in the business of providing services and products, including banking, investment services, insurance and real estate finance services. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the
"Intellidex Provider") includes common stocks of financial services companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Financial Services Sector Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the financial services sector. Investing in the financial services sector involves risks, including the following: financial services companies are subject to extensive government regulation and, as a result, their profitability may be affected by new regulations or regulatory interpretations; unstable interest rates can have a disproportionate effect on the financial services sector; financial services companies whose securities the
Fund may purchase may themselves have concentrated portfolios, which makes them vulnerable to economic conditions that affect that sector; and financial services companies have been affected by increased competition, which could adversely affect the profitability or viability of such companies.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 9.71%. Best Quarter Worst Quarter 16.82% (4th Quarter 2011) (23.14)% (1st Quarter 2009)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Financial Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Financial Sector Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Financial Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Financial Sector Portfolio | Dynamic Financial Sector Intellidex SM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Financial Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(3.93%)
5 Years	rr_AverageAnnualReturnYear05	(5.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Financial Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Financial Sector Portfolio | S&P 500 ® Financials Sector Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Financials Sector Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(17.06%)
5 Years	rr_AverageAnnualReturnYear05	(16.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Financial Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Financial Sector Portfolio | Dow Jones U.S. Financials Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Financials Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.84%)
5 Years	rr_AverageAnnualReturnYear05	(14.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.69%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Financial Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Financial Sector Portfolio | PowerShares Dynamic Financial Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.68%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	338
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	627
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,451
Annual Return 2007	rr_AnnualReturn2007	(2.63%)
Annual Return 2008	rr_AnnualReturn2008	(27.33%)
Annual Return 2009	rr_AnnualReturn2009	(4.95%)
Annual Return 2010	rr_AnnualReturn2010	14.47%
Annual Return 2011	rr_AnnualReturn2011	(4.65%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.71%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.14%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(4.65%)
5 Years	rr_AverageAnnualReturnYear05	(6.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Financial Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Financial Sector Portfolio | PowerShares Dynamic Financial Sector Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.02%)
5 Years	rr_AverageAnnualReturnYear05	(6.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Financial Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Financial Sector Portfolio | PowerShares Dynamic Financial Sector Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.03%)
5 Years	rr_AverageAnnualReturnYear05	(5.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.52%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers and/or recapture to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Healthcare Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Healthcare Sector Portfolio
PowerShares Dynamic Healthcare Sector Portfolio
Investment Objective
The PowerShares Dynamic Healthcare Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Healthcare Sector IntellidexSM Index (the
"Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Healthcare Sector Portfolio
Management Fees		0.50%
Other Expenses		0.32%
Total Annual Fund Operating Expenses		0.82%
Fee Waivers and Expense Assumption	[1]	0.17%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.65%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Healthcare Sector Portfolio	66	245	438	998

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 99% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of healthcare companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was comprised of common stocks of 60 U.S.
healthcare companies. These companies are principally engaged in the business of providing healthcare-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE
Arca" or the "Intellidex Provider") includes common stocks of healthcare companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Healthcare Sector Risk. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the healthcare sector.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 13.42%. Best Quarter Worst Quarter 12.89% (2nd Quarter 2009) (22.18)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Healthcare Sector Portfolio	Return Before Taxes	6.62%	2.12%	2.72%	Oct 12, 2006
PowerShares Dynamic Healthcare Sector Portfolio After Taxes on Distributions	Return After Taxes on Distributions	6.62%	2.10%	2.69%	Oct 12, 2006
PowerShares Dynamic Healthcare Sector Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.30%	1.80%	2.31%	Oct 12, 2006
PowerShares Dynamic Healthcare Sector Portfolio S&P 500 ® Health Care Index	S&P 500® Health Care Index (reflects no deduction for fees, expenses or taxes)	12.73%	2.80%	2.92%	Oct 12, 2006
PowerShares Dynamic Healthcare Sector Portfolio Dow Jones U.S. Health Care Index	Dow Jones U.S. Health Care Index (reflects no deduction for fees, expenses or taxes)	11.74%	3.52%	3.59%	Oct 12, 2006
PowerShares Dynamic Healthcare Sector Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.61%	Oct 12, 2006
PowerShares Dynamic Healthcare Sector Portfolio Dynamic Healthcare Sector Intellidex SM Index	Dynamic Healthcare Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	7.39%	2.90%	3.50%	Oct 12, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Healthcare Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Healthcare Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Healthcare Sector Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Healthcare Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Healthcare Sector IntellidexSM Index (the
		"Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 99% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	99.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of healthcare companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was comprised of common stocks of 60 U.S.
healthcare companies. These companies are principally engaged in the business of providing healthcare-related products and services, including biotechnology, pharmaceuticals, medical technology and supplies, and facilities. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE
Arca" or the "Intellidex Provider") includes common stocks of healthcare companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Healthcare Sector Risk. Factors such as extensive government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited number of products, industry innovation, costs associated with obtaining and protecting patents, product liability and other claims, changes in technologies and other market developments can affect companies in the healthcare sector.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 13.42%. Best Quarter Worst Quarter 12.89% (2nd Quarter 2009) (22.18)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
		401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Healthcare Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Healthcare Sector Portfolio | S&P 500 ® Health Care Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Health Care Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.73%
5 Years	rr_AverageAnnualReturnYear05	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Healthcare Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Healthcare Sector Portfolio | Dow Jones U.S. Health Care Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Health Care Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	11.74%
5 Years	rr_AverageAnnualReturnYear05	3.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Healthcare Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Healthcare Sector Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Healthcare Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Healthcare Sector Portfolio | Dynamic Healthcare Sector Intellidex SM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Healthcare Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.39%
5 Years	rr_AverageAnnualReturnYear05	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	3.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Healthcare Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Healthcare Sector Portfolio | PowerShares Dynamic Healthcare Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.65%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	245
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	438
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	998
Annual Return 2007	rr_AnnualReturn2007	16.10%
Annual Return 2008	rr_AnnualReturn2008	(34.88%)
Annual Return 2009	rr_AnnualReturn2009	21.35%
Annual Return 2010	rr_AnnualReturn2010	13.56%
Annual Return 2011	rr_AnnualReturn2011	6.62%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	13.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.18%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.62%
5 Years	rr_AverageAnnualReturnYear05	2.12%
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Healthcare Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Healthcare Sector Portfolio | PowerShares Dynamic Healthcare Sector Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.62%
5 Years	rr_AverageAnnualReturnYear05	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	2.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Healthcare Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Healthcare Sector Portfolio | PowerShares Dynamic Healthcare Sector Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.30%
5 Years	rr_AverageAnnualReturnYear05	1.80%
Since Inception	rr_AverageAnnualReturnSinceInception	2.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Industrials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Industrials Sector Portfolio
PowerShares Dynamic Industrials Sector Portfolio
Investment Objective
The PowerShares Dynamic Industrials Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Industrials Sector IntellidexSM Index (the
"Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Industrials Sector Portfolio
Management Fees		0.50%
Other Expenses		0.30%
Total Annual Fund Operating Expenses		0.80%
Fee Waivers and Expense Assumption	[1]	0.15%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.65%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Industrials Sector Portfolio	66	240	429	976

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 129% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of industrial companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was comprised of common stocks of 60 U.S.
industrial companies. These companies are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing products and services. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex
Provider") includes common stocks of industrial companies in the Underlying
Intellidex principally on the basis of their capital appreciation potential that
NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the
Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 7.68%. Best Quarter Worst Quarter 21.71% (2nd Quarter 2009) (24.78)% (3rd Quarter 2011)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after
taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Industrials Sector Portfolio	Return Before Taxes	(6.42%)	1.20%	1.94%	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(6.60%)	0.91%	1.65%	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(4.18%)	0.85%	1.48%	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio Dynamic Industrials Sector Intellidex SM Index	Dynamic Industrials Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(5.29%)	2.11%	2.85%	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio S&P 500 ® Industrials Index	S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes)	(0.59%)	0.49%	0.90%	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio Dow Jones U.S. Industrials Index	Dow Jones U.S. Industrials Index (reflects no deduction for fees, expenses or taxes)	(0.78%)	1.59%	2.09%	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.61%	Oct 12, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Industrials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Industrials Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Industrials Sector Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Industrials Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Industrials Sector IntellidexSM Index (the
		"Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 129% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	129.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of industrial companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was comprised of common stocks of 60 U.S.
industrial companies. These companies are principally engaged in the business of providing industrial products and services, including engineering, heavy machinery, construction, electrical equipment, aerospace and defense and general manufacturing products and services. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex
Provider") includes common stocks of industrial companies in the Underlying
Intellidex principally on the basis of their capital appreciation potential that
NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Industrials Sector Risk. Changes in government regulation, world events and economic conditions may adversely affect companies in the industrials sector. In addition, these companies are at risk for environmental damage claims. Also, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations could adversely affect the companies in this sector.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the
Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 7.68%. Best Quarter Worst Quarter 21.71% (2nd Quarter 2009) (24.78)% (3rd Quarter 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after
taxes on distributions and sale of Shares may exceed the Fund's returns before
		taxes and/or returns after taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Industrials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Industrials Sector Portfolio | Dynamic Industrials Sector Intellidex SM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Industrials Sector IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.29%)
5 Years	rr_AverageAnnualReturnYear05	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Industrials Sector Portfolio | S&P 500 ® Industrials Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.59%)
5 Years	rr_AverageAnnualReturnYear05	0.49%
Since Inception	rr_AverageAnnualReturnSinceInception	0.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Industrials Sector Portfolio | Dow Jones U.S. Industrials Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Industrials Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.78%)
5 Years	rr_AverageAnnualReturnYear05	1.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Industrials Sector Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Industrials Sector Portfolio | PowerShares Dynamic Industrials Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.65%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	429
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	976
Annual Return 2007	rr_AnnualReturn2007	15.66%
Annual Return 2008	rr_AnnualReturn2008	(36.31%)
Annual Return 2009	rr_AnnualReturn2009	14.93%
Annual Return 2010	rr_AnnualReturn2010	33.98%
Annual Return 2011	rr_AnnualReturn2011	(6.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.78%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(6.42%)
5 Years	rr_AverageAnnualReturnYear05	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Industrials Sector Portfolio | PowerShares Dynamic Industrials Sector Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.60%)
5 Years	rr_AverageAnnualReturnYear05	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Industrials Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Industrials Sector Portfolio | PowerShares Dynamic Industrials Sector Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
5 Years	rr_AverageAnnualReturnYear05	0.85%
Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Technology Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Technology Sector Portfolio
PowerShares Dynamic Technology Sector Portfolio
Investment Objective
The PowerShares Dynamic Technology Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses)
to the price and yield of the Dynamic Technology Sector IntellidexSM
Index (the "Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Technology Sector Portfolio
Management Fees		0.50%
Other Expenses		0.44%
Total Annual Fund Operating Expenses		0.94%
Fee Waivers and Expense Assumption	[1]	0.29%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.65%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and
Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Technology Sector Portfolio	66	271	492	1,128

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 108% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of technology companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was comprised of common stocks of 60 U.S.
technology companies. These companies are principally engaged in the business of providing technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and communication technologies. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of technology companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the technology sector.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the
Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 10.91%. Best Quarter Worst Quarter 17.63% (3rd Quarter 2009) (25.73)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Technology Sector Portfolio	Return Before Taxes	(9.87%)	(2.24%)	(1.90%)	Oct 12, 2006
PowerShares Dynamic Technology Sector Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(9.87%)	(2.24%)	(1.90%)	Oct 12, 2006
PowerShares Dynamic Technology Sector Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(6.42%)	(1.89%)	(1.60%)	Oct 12, 2006
PowerShares Dynamic Technology Sector Portfolio Dynamic Technology Sector IntellidexSM Index	Dynamic Technology Sector IntellidexSM Index (reflects no deduction fo fees, expenses or taxes)	(9.26%)	(1.55%)	(1.21%)	Oct 12, 2006
PowerShares Dynamic Technology Sector Portfolio S&P 500® Information Technology Index	S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes)	2.41%	3.83%	4.19%	Oct 12, 2006
PowerShares Dynamic Technology Sector Portfolio Dow Jones U.S. Technology Index	Dow Jones U.S. Technology Index (reflects no deduction for fees, expenses or taxes)	0.15%	4.15%	4.50%	Oct 12, 2006
PowerShares Dynamic Technology Sector Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.61%	Oct 12, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Technology Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Technology Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Technology Sector Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Technology Sector Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses)
to the price and yield of the Dynamic Technology Sector IntellidexSM
		Index (the "Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 108% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	108.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and
Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of technology companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was comprised of common stocks of 60 U.S.
technology companies. These companies are principally engaged in the business of providing technology-related products and services, including computer hardware and software, Internet, electronics and semiconductors, and communication technologies. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of technology companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Technology Sector Risk. Factors such as the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence, competition from alternative technologies, and research and development of new products may significantly affect the market value of securities of issuers in the technology sector.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the
Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 10.91%. Best Quarter Worst Quarter 17.63% (3rd Quarter 2009) (25.73)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Technology Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Technology Sector Portfolio | Dynamic Technology Sector IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Technology Sector IntellidexSM Index (reflects no deduction fo fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.26%)
5 Years	rr_AverageAnnualReturnYear05	(1.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Technology Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Technology Sector Portfolio | S&P 500® Information Technology Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.41%
5 Years	rr_AverageAnnualReturnYear05	3.83%
Since Inception	rr_AverageAnnualReturnSinceInception	4.19%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Technology Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Technology Sector Portfolio | Dow Jones U.S. Technology Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Technology Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	4.15%
Since Inception	rr_AverageAnnualReturnSinceInception	4.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Technology Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Technology Sector Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.61%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Technology Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Technology Sector Portfolio | PowerShares Dynamic Technology Sector Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.65%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	271
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	492
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,128
Annual Return 2007	rr_AnnualReturn2007	5.33%
Annual Return 2008	rr_AnnualReturn2008	(41.12%)
Annual Return 2009	rr_AnnualReturn2009	42.24%
Annual Return 2010	rr_AnnualReturn2010	12.32%
Annual Return 2011	rr_AnnualReturn2011	(9.87%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.73%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(9.87%)
5 Years	rr_AverageAnnualReturnYear05	(2.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Technology Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Technology Sector Portfolio | PowerShares Dynamic Technology Sector Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(9.87%)
5 Years	rr_AverageAnnualReturnYear05	(2.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.90%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006
PowerShares Dynamic Technology Sector Portfolio (Prospectus Summary) | PowerShares Dynamic Technology Sector Portfolio | PowerShares Dynamic Technology Sector Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.42%)
5 Years	rr_AverageAnnualReturnYear05	(1.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.60%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 12, 2006

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Utilities Portfolio (Prospectus Summary) | PowerShares Dynamic Utilities Portfolio
PowerShares Dynamic Utilities Portfolio
Investment Objective
The PowerShares Dynamic Utilities Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Utilities IntellidexSM Index (the "Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Utilities Portfolio
Management Fees		0.50%
Other Expenses		0.27%
Total Annual Fund Operating Expenses		0.77%
Fee Waivers and Expense Assumption	[1]	0.14%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.63%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Utilities Portfolio	64	232	414	941

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 71% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of utilities companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was comprised of common stocks of 60 U.S.
utilities companies. These companies are principally engaged in providing either energy, water, natural gas or telecommunications services. These companies may include companies that generate and supply electricity, including electricity wholesalers; distribute natural gas to customers; provide water to customers, as well as deal with associated wastewater; and provide land line or wireless telephone services. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of utilities companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. Changes in government regulation, world events and economic conditions also affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could adversely affect companies in this sector.

Utilities Sector Risk. Issuers in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs;
difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with, and potential losses resulting from, a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays, and greatly increased costs and other problems, associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters. The nuclear power plant catastrophe in Japan in March 2011 may have short-term and long-term effects on the nuclear energy industry, the extent of which are unknown. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.40%. Best Quarter Worst Quarter 11.54% (3rd Quarter 2010) (13.70)% (1st Quarter 2009)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Utilities Portfolio	Return Before Taxes	7.04%	0.20%	4.10%	Oct 26, 2005
PowerShares Dynamic Utilities Portfolio After Taxes on Distributions	Return After Taxes on Distributions	5.98%	(0.93%)	2.99%	Oct 26, 2005
PowerShares Dynamic Utilities Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.56%	(0.49%)	2.86%	Oct 26, 2005
PowerShares Dynamic Utilities Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	3.03%	Oct 26, 2005
PowerShares Dynamic Utilities Portfolio Dynamic Utilities IntellidexSM Index	Dynamic Utilities IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	8.59%	1.02%	4.93%	Oct 26, 2005
PowerShares Dynamic Utilities Portfolio S&P 500® Utilities Index	S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes)	19.98%	3.72%	6.76%	Oct 26, 2005
PowerShares Dynamic Utilities Portfolio Dow Jones U.S. Utilities Index	Dow Jones U.S. Utilities Index (reflects no deduction for fees, expenses or taxes)	19.70%	4.43%	6.88%	Oct 26, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Utilities Portfolio (Prospectus Summary) | PowerShares Dynamic Utilities Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Utilities Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Utilities Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and
		yield of the Dynamic Utilities IntellidexSM Index (the "Underlying Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 71% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy
		and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of utilities companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was comprised of common stocks of 60 U.S.
utilities companies. These companies are principally engaged in providing either energy, water, natural gas or telecommunications services. These companies may include companies that generate and supply electricity, including electricity wholesalers; distribute natural gas to customers; provide water to customers, as well as deal with associated wastewater; and provide land line or wireless telephone services. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") includes common stocks of utilities companies in the Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending may adversely affect companies in the energy sector. Changes in government regulation, world events and economic conditions also affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could adversely affect companies in this sector.

Utilities Sector Risk. Issuers in the utilities sector are subject to a variety of factors that may adversely affect their business or operations, including high interest costs associated with capital construction and improvement programs;
difficulty in raising adequate capital on reasonable terms in periods of high inflation and unsettled capital markets; governmental regulation of rates the issuer can charge to customers; costs associated with compliance, and adjusting to changes to, environmental and other regulations; effects of economic slowdowns and surplus capacity; increased competition from other providers of utility services; inexperience with, and potential losses resulting from, a developing deregulatory environment; costs associated with the reduced availability of certain types of fuel, occasionally reduced availability and high costs of natural gas for resale, and the effects of energy conservation policies; effects of a national energy policy and lengthy delays, and greatly increased costs and other problems, associated with the design, construction, licensing, regulation and operation of nuclear facilities for electric generation, including, among other considerations, the problems associated with the use of radioactive materials and the disposal of radioactive wastes; technological innovations that may render existing plants, equipment or products obsolete; difficulty in obtaining regulatory approval of new technologies; lack of compatibility of telecommunications equipment; and potential impact of terrorist activities on the utility industry and its customers and the impact of natural or man-made disasters. The nuclear power plant catastrophe in Japan in March 2011 may have short-term and long-term effects on the nuclear energy industry, the extent of which are unknown. Issuers in the utilities sector also may be subject to regulation by various governmental authorities and may be affected by the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.40%. Best Quarter Worst Quarter 11.54% (3rd Quarter 2010) (13.70)% (1st Quarter 2009)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Utilities Portfolio (Prospectus Summary) | PowerShares Dynamic Utilities Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Utilities Portfolio (Prospectus Summary) | PowerShares Dynamic Utilities Portfolio | Dynamic Utilities IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Utilities IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	8.59%
5 Years	rr_AverageAnnualReturnYear05	1.02%
Since Inception	rr_AverageAnnualReturnSinceInception	4.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Utilities Portfolio (Prospectus Summary) | PowerShares Dynamic Utilities Portfolio | S&P 500® Utilities Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	19.98%
5 Years	rr_AverageAnnualReturnYear05	3.72%
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Utilities Portfolio (Prospectus Summary) | PowerShares Dynamic Utilities Portfolio | Dow Jones U.S. Utilities Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Utilities Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	19.70%
5 Years	rr_AverageAnnualReturnYear05	4.43%
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Utilities Portfolio (Prospectus Summary) | PowerShares Dynamic Utilities Portfolio | PowerShares Dynamic Utilities Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.27%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.63%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	232
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	414
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	941
Annual Return 2006	rr_AnnualReturn2006	23.59%
Annual Return 2007	rr_AnnualReturn2007	7.13%
Annual Return 2008	rr_AnnualReturn2008	(20.53%)
Annual Return 2009	rr_AnnualReturn2009	3.36%
Annual Return 2010	rr_AnnualReturn2010	7.24%
Annual Return 2011	rr_AnnualReturn2011	7.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.70%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.04%
5 Years	rr_AverageAnnualReturnYear05	0.20%
Since Inception	rr_AverageAnnualReturnSinceInception	4.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Utilities Portfolio (Prospectus Summary) | PowerShares Dynamic Utilities Portfolio | PowerShares Dynamic Utilities Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.98%
5 Years	rr_AverageAnnualReturnYear05	(0.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Dynamic Utilities Portfolio (Prospectus Summary) | PowerShares Dynamic Utilities Portfolio | PowerShares Dynamic Utilities Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.56%
5 Years	rr_AverageAnnualReturnYear05	(0.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares NASDAQ Internet Portfolio (Prospectus Summary) | PowerShares NASDAQ Internet Portfolio
PowerShares NASDAQ Internet Portfolio
Investment Objective
The PowerShares NASDAQ Internet Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ Internet IndexSM (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares NASDAQ Internet Portfolio
Management Fees	0.60%
Other Expenses	none
Total Annual Fund Operating Expenses	0.60%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares NASDAQ Internet Portfolio	61	192	335	750

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 23% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of Internet companies that comprise the Underlying Index. The Underlying Index is designed to track the performance of the largest and most liquid U.S.-listed companies engaged in Internet-related businesses that are listed on one of the three major U.S. stock exchanges. Companies in the Underlying Index include
Internet software and services companies involved in Internet-related services, including Internet access providers, Internet search engines, web hosting, website design and e-commerce. NASDAQ OMX Group, Inc. (the "NASDAQ OMX" or the
"Index Provider") compiles the Underlying Index strictly in accordance with its guidelines and mandated procedures.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Internet Software and Services Sector Risk. Competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, can significantly affect the Internet software and services sector. Changing domestic and international demand, research and development costs, availability and price of components and product obsolescence also can affect profitability of companies in this sector.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Large Capitalization Company Risk. Companies with large market capitalizations may go in and out of favor based on market and economic conditions. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization
U.S. companies could trail the returns on investments in securities of smaller companies.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Return-Calendar Year

The Fund's year-to-date total return for the six months ended June 30, 2012 was 12.76%. Best Quarter Worst Quarter 28.40% (3rd Quarter 2010) (18.25)% (3rd Quarter 2011)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
PowerShares NASDAQ Internet Portfolio	Return Before Taxes	(0.03%)	10.81%	Jun 12, 2008
PowerShares NASDAQ Internet Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(0.03%)	10.80%	Jun 12, 2008
PowerShares NASDAQ Internet Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(0.02%)	9.35%	Jun 12, 2008
PowerShares NASDAQ Internet Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	0.45%	Jun 12, 2008
PowerShares NASDAQ Internet Portfolio NASDAQ-100® Index	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes)	3.65%	5.66%	Jun 12, 2008
PowerShares NASDAQ Internet Portfolio NASDAQ Internet Index SM	NASDAQ Internet IndexSM (reflects no deduction for fees, expenses or taxes)	0.64%	11.48%	Jun 12, 2008

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares NASDAQ Internet Portfolio (Prospectus Summary) | PowerShares NASDAQ Internet Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares NASDAQ Internet Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares NASDAQ Internet Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ Internet IndexSM (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 23% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of Internet companies that comprise the Underlying Index. The Underlying Index is designed to track the performance of the largest and most liquid U.S.-listed companies engaged in Internet-related businesses that are listed on one of the three major U.S. stock exchanges. Companies in the Underlying Index include
Internet software and services companies involved in Internet-related services, including Internet access providers, Internet search engines, web hosting, website design and e-commerce. NASDAQ OMX Group, Inc. (the "NASDAQ OMX" or the
"Index Provider") compiles the Underlying Index strictly in accordance with its guidelines and mandated procedures.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Internet Software and Services Sector Risk. Competitive pressures, such as technological developments, fixed-rate pricing and the ability to attract and retain skilled employees, can significantly affect the Internet software and services sector. Changing domestic and international demand, research and development costs, availability and price of components and product obsolescence also can affect profitability of companies in this sector.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Large Capitalization Company Risk. Companies with large market capitalizations may go in and out of favor based on market and economic conditions. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization
U.S. companies could trail the returns on investments in securities of smaller companies.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and an additional index with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return-Calendar Year
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 12.76%. Best Quarter Worst Quarter 28.40% (3rd Quarter 2010) (18.25)% (3rd Quarter 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares NASDAQ Internet Portfolio (Prospectus Summary) | PowerShares NASDAQ Internet Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2008
PowerShares NASDAQ Internet Portfolio (Prospectus Summary) | PowerShares NASDAQ Internet Portfolio | NASDAQ-100® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ-100® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.65%
Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2008
PowerShares NASDAQ Internet Portfolio (Prospectus Summary) | PowerShares NASDAQ Internet Portfolio | NASDAQ Internet Index SM
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Internet IndexSM (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.64%
Since Inception	rr_AverageAnnualReturnSinceInception	11.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2008
PowerShares NASDAQ Internet Portfolio (Prospectus Summary) | PowerShares NASDAQ Internet Portfolio | PowerShares NASDAQ Internet Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.60%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	750
Annual Return 2009	rr_AnnualReturn2009	88.05%
Annual Return 2010	rr_AnnualReturn2010	33.66%
Annual Return 2011	rr_AnnualReturn2011	(0.03%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.25%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(0.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2008
PowerShares NASDAQ Internet Portfolio (Prospectus Summary) | PowerShares NASDAQ Internet Portfolio | PowerShares NASDAQ Internet Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2008
PowerShares NASDAQ Internet Portfolio (Prospectus Summary) | PowerShares NASDAQ Internet Portfolio | PowerShares NASDAQ Internet Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 12, 2008

PowerShares Aerospace & Defense Portfolio (Prospectus Summary) | PowerShares Aerospace & Defense Portfolio
PowerShares Aerospace & Defense Portfolio
Investment Objective
The PowerShares Aerospace & Defense Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the SPADETM Defense Index (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Aerospace & Defense Portfolio
Management Fees		0.50%
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.76%
Fee Waivers and Expense Assumption	[1]	0.10%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.66%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Aerospace & Defense Portfolio	67	233	413	933

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 25% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of aerospace and defense companies that comprise the Underlying Index. As of
June 30, 2012, the Underlying Index was composed of common stocks of approximately
51 U.S. companies whose shares are listed on the New York Stock Exchange ("NYSE"),
NYSE MKT LLC ("NYSE MKT") or the NASDAQ Stock Market, LLC ("NASDAQ"). These
companies are engaged principally in the research, development, manufacture, operation and support of defense, military, homeland security and space operations.
These may include, for example, companies that provide the following products or services: defense electronics, aircraft, naval vessels, missiles, spacecraft and launch vehicles, ground vehicles, communications, sensors, information technology and network centric warfare, unmanned vehicles, satellite-based services and ground-based equipment and electronics, products or services. Strictly in accordance with its guidelines and mandated procedures, ISBC, LLC ("ISBC" or the "Index Provider")
identifies common stocks for the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Aerospace and Defense Industry Concentration Risk. Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry because many companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in contracting with the U.S. Government that could have a material adverse effect on the business, financial condition and results of operations of industry participants.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 5.25%. Best Quarter Worst Quarter 18.14% (2nd Quarter 2009) (19.28)% (3rd Quarter 2011)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Aerospace & Defense Portfolio	Return Before Taxes	(1.67%)	0.50%	4.09%	Oct 26, 2005
PowerShares Aerospace & Defense Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(2.04%)	0.19%	3.81%	Oct 26, 2005
PowerShares Aerospace & Defense Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(1.08%)	0.24%	3.36%	Oct 26, 2005
PowerShares Aerospace & Defense Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	3.03%	Oct 26, 2005
PowerShares Aerospace & Defense Portfolio SPADETM Defense Index	SPADETM Defense Index (reflects no deduction for fees, expenses or taxes)	(2.74%)	(0.35%)	3.29%	Oct 26, 2005
PowerShares Aerospace & Defense Portfolio S&P Composite Aerospace & Defense Index	S&P Composite Aerospace & Defense Index (reflects no deduction for fees, expenses or taxes)	4.58%	2.90%	7.34%	Oct 26, 2005
PowerShares Aerospace & Defense Portfolio Dow Jones U.S. Aerospace and Defense Index	Dow Jones U.S. Aerospace and Defense Index (reflects no deduction for fees, expenses or taxes)	5.33%	4.17%		Oct 26, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Aerospace & Defense Portfolio (Prospectus Summary) | PowerShares Aerospace & Defense Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Aerospace & Defense Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Aerospace & Defense Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and
		yield of the SPADETM Defense Index (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 25% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy
		and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of aerospace and defense companies that comprise the Underlying Index. As of
June 30, 2012, the Underlying Index was composed of common stocks of approximately
51 U.S. companies whose shares are listed on the New York Stock Exchange ("NYSE"),
NYSE MKT LLC ("NYSE MKT") or the NASDAQ Stock Market, LLC ("NASDAQ"). These
companies are engaged principally in the research, development, manufacture, operation and support of defense, military, homeland security and space operations.
These may include, for example, companies that provide the following products or services: defense electronics, aircraft, naval vessels, missiles, spacecraft and launch vehicles, ground vehicles, communications, sensors, information technology and network centric warfare, unmanned vehicles, satellite-based services and ground-based equipment and electronics, products or services. Strictly in accordance with its guidelines and mandated procedures, ISBC, LLC ("ISBC" or the "Index Provider")
identifies common stocks for the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate
		its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Aerospace and Defense Industry Concentration Risk. Government aerospace and defense regulation and spending policies can significantly affect the aerospace and defense industry because many companies involved in the aerospace and defense industry rely to a large extent on U.S. (and other) Government demand for their products and services. There are significant inherent risks in contracting with the U.S. Government that could have a material adverse effect on the business, financial condition and results of operations of industry participants.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 5.25%. Best Quarter Worst Quarter 18.14% (2nd Quarter 2009) (19.28)% (3rd Quarter 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Aerospace & Defense Portfolio (Prospectus Summary) | PowerShares Aerospace & Defense Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Aerospace & Defense Portfolio (Prospectus Summary) | PowerShares Aerospace & Defense Portfolio | SPADETM Defense Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	SPADETM Defense Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.74%)
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Aerospace & Defense Portfolio (Prospectus Summary) | PowerShares Aerospace & Defense Portfolio | S&P Composite Aerospace & Defense Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Composite Aerospace & Defense Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.58%
5 Years	rr_AverageAnnualReturnYear05	2.90%
Since Inception	rr_AverageAnnualReturnSinceInception	7.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Aerospace & Defense Portfolio (Prospectus Summary) | PowerShares Aerospace & Defense Portfolio | Dow Jones U.S. Aerospace and Defense Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones U.S. Aerospace and Defense Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.33%
5 Years	rr_AverageAnnualReturnYear05	4.17%
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Aerospace & Defense Portfolio (Prospectus Summary) | PowerShares Aerospace & Defense Portfolio | PowerShares Aerospace & Defense Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.66%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	413
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	933
Annual Return 2006	rr_AnnualReturn2006	19.73%
Annual Return 2007	rr_AnnualReturn2007	22.41%
Annual Return 2008	rr_AnnualReturn2008	(37.51%)
Annual Return 2009	rr_AnnualReturn2009	23.22%
Annual Return 2010	rr_AnnualReturn2010	10.64%
Annual Return 2011	rr_AnnualReturn2011	(1.67%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.28%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.67%)
5 Years	rr_AverageAnnualReturnYear05	0.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Aerospace & Defense Portfolio (Prospectus Summary) | PowerShares Aerospace & Defense Portfolio | PowerShares Aerospace & Defense Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(2.04%)
5 Years	rr_AverageAnnualReturnYear05	0.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Aerospace & Defense Portfolio (Prospectus Summary) | PowerShares Aerospace & Defense Portfolio | PowerShares Aerospace & Defense Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.08%)
5 Years	rr_AverageAnnualReturnYear05	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	3.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Cleantech Portfolio (Prospectus Summary) | PowerShares Cleantech Portfolio
PowerShares CleantechTM Portfolio
Investment Objective
The PowerShares CleantechTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Cleantech IndexTM (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Cleantech Portfolio
Management Fees		0.50%
Other Expenses		0.24%
Total Annual Fund Operating Expenses		0.74%
Fee Waivers and Expense Assumption	[1]	0.07%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.67%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Cleantech Portfolio	68	230	405	912

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in stocks of cleantech companies that comprise the Underlying Index and American despositary receipts ("ADRs") based on the stocks in the Underlying Index. The Fund anticipates that the majority of its investment will be in the securities that comprise the Underlying Index. The Underlying Index is a modified equally weighted index currently comprised of stocks of publicly-traded cleantech companies and ADRs on such stocks. Strictly in accordance with its guidelines and mandated procedures, Cleantech Indices LLC ("Cleantech" or the "Index
Provider") identifies the securities comprising the Underlying Index. Cleantech considers a company to be a cleantech company if it derives at least 50% of its revenues or operating profits from cleantech businesses. Cleantech businesses are those that provide knowledge-based products (or services) that add economic value by reducing cost and raising productivity and/or product performance, while reducing the consumption of resources and the negative impact on the environment and public health. The Underlying Index focuses on companies that are leaders in the innovation and commercial deployment of cleantech products across a broad range of industries, including, but not limited to, alternative energy, energy efficiency and transmission, air and water purification, advanced materials, eco-friendly agriculture, transportation, manufacturing efficiency, recycling and pollution prevention.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Cleantech Sector Risk. There are risks in investing in the cleantech sector, including the risks of focusing investments in the water, energy and environmental sectors. Adverse developments in the water, energy and environmental sectors may significantly affect the value of the Shares.
Companies involved in the water sector are subject to tax and price fluctuations and competition. Securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, the success of project development and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, may adversely affect the Fund's performance.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.
Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
As the Fund may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund's returns.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was (0.99)%. Best Quarter Worst Quarter 28.40% (2nd Quarter 2009) (32.57)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Cleantech Portfolio	Return Before Taxes	(17.73%)	(2.74%)	(2.33%)	Oct 24, 2006
PowerShares Cleantech Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(17.97%)	(2.82%)	(2.40%)	Oct 24, 2006
PowerShares Cleantech Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(11.52%)	(2.35%)	(2.00%)	Oct 24, 2006
PowerShares Cleantech Portfolio Cleantech IndexTM	Cleantech IndexTM (reflects no deduction for fees, expenses or taxes)	(18.26%)	(3.10%)	(2.65%)	Oct 24, 2006
PowerShares Cleantech Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.40%	Oct 24, 2006
PowerShares Cleantech Portfolio NASDAQ Composite Index	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	(1.79%)	1.52%	2.05%	Oct 24, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Cleantech Portfolio (Prospectus Summary) | PowerShares Cleantech Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares CleantechTM Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares CleantechTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Cleantech IndexTM (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 27% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in stocks of cleantech companies that comprise the Underlying Index and American despositary receipts ("ADRs") based on the stocks in the Underlying Index. The Fund anticipates that the majority of its investment will be in the securities that comprise the Underlying Index. The Underlying Index is a modified equally weighted index currently comprised of stocks of publicly-traded cleantech companies and ADRs on such stocks. Strictly in accordance with its guidelines and mandated procedures, Cleantech Indices LLC ("Cleantech" or the "Index
Provider") identifies the securities comprising the Underlying Index. Cleantech considers a company to be a cleantech company if it derives at least 50% of its revenues or operating profits from cleantech businesses. Cleantech businesses are those that provide knowledge-based products (or services) that add economic value by reducing cost and raising productivity and/or product performance, while reducing the consumption of resources and the negative impact on the environment and public health. The Underlying Index focuses on companies that are leaders in the innovation and commercial deployment of cleantech products across a broad range of industries, including, but not limited to, alternative energy, energy efficiency and transmission, air and water purification, advanced materials, eco-friendly agriculture, transportation, manufacturing efficiency, recycling and pollution prevention.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one
		industry or group of industries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Cleantech Sector Risk. There are risks in investing in the cleantech sector, including the risks of focusing investments in the water, energy and environmental sectors. Adverse developments in the water, energy and environmental sectors may significantly affect the value of the Shares.
Companies involved in the water sector are subject to tax and price fluctuations and competition. Securities of companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, the success of project development and tax and other governmental regulatory policies. Weak demand for the companies' products or services or for energy products and services in general, as well as negative developments in these other areas, may adversely affect the Fund's performance.

Foreign Investment Risk. Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities.
Foreign securities may have relatively low market liquidity, greater market volatility, decreased publicly available information and less reliable financial information about issuers, and inconsistent and potentially less stringent accounting, auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Foreign securities also are subject to the risks of expropriation, nationalization, political instability or other adverse political or economic developments and the difficulty of enforcing obligations in other countries. Investments in foreign securities also may be subject to dividend withholding or confiscatory taxes, currency blockage and/or transfer restrictions and higher transactional costs.
As the Fund may invest in securities denominated in foreign currencies, fluctuations in the value of the U.S. dollar relative to the values of other currencies may adversely affect investments in foreign securities and may negatively impact the Fund's returns.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was (0.99)%. Best Quarter Worst Quarter 28.40% (2nd Quarter 2009) (32.57)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Cleantech Portfolio (Prospectus Summary) | PowerShares Cleantech Portfolio | Cleantech IndexTM
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Cleantech IndexTM (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.26%)
5 Years	rr_AverageAnnualReturnYear05	(3.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.65%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares Cleantech Portfolio (Prospectus Summary) | PowerShares Cleantech Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares Cleantech Portfolio (Prospectus Summary) | PowerShares Cleantech Portfolio | NASDAQ Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares Cleantech Portfolio (Prospectus Summary) | PowerShares Cleantech Portfolio | PowerShares Cleantech Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.67%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	230
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	405
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	912
Annual Return 2007	rr_AnnualReturn2007	42.04%
Annual Return 2008	rr_AnnualReturn2008	(50.28%)
Annual Return 2009	rr_AnnualReturn2009	38.42%
Annual Return 2010	rr_AnnualReturn2010	8.19%
Annual Return 2011	rr_AnnualReturn2011	(17.73%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.99%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.57%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(17.73%)
5 Years	rr_AverageAnnualReturnYear05	(2.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.33%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares Cleantech Portfolio (Prospectus Summary) | PowerShares Cleantech Portfolio | PowerShares Cleantech Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(17.97%)
5 Years	rr_AverageAnnualReturnYear05	(2.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares Cleantech Portfolio (Prospectus Summary) | PowerShares Cleantech Portfolio | PowerShares Cleantech Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(11.52%)
5 Years	rr_AverageAnnualReturnYear05	(2.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares DWA Technical Leaders (TM) Portfolio (Prospectus Summary) | PowerShares DWA Technical Leaders (TM) Portfolio
PowerShares DWA Technical LeadersTM Portfolio
Investment Objective
The PowerShares DWA Technical LeadersTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dorsey Wright Technical LeadersTM Index (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares DWA Technical Leaders (TM) Portfolio
Management Fees		0.50%
Other Expenses		0.15%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		0.67%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares DWA Technical Leaders (TM) Portfolio	68	214	373	835

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 96% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. As of June 30, 2012, the Underlying Index
was comprised of stocks of approximately 100 U.S. companies from a broad mid-
and large-capitalization universe. Strictly in accordance with its guidelines and mandated procedures, Dorsey Wright & Associates ("Dorsey Wright" or the
"Index Provider") includes stocks pursuant to a proprietary selection methodology that is designed to identify companies that demonstrate powerful relative strength characteristics. The Index Provider bases the relative strength characteristics on each security's market performance.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving, and, as a result, may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 10.75%. Best Quarter Worst Quarter 22.37% (3rd Quarter 2009) (24.93)% (3rd Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
PowerShares DWA Technical Leaders (TM) Portfolio	Return Before Taxes	1.83%	0.22%	Mar 1, 2007
PowerShares DWA Technical Leaders (TM) Portfolio After Taxes on Distributions	Return After Taxes on Distributions	1.77%	0.12%	Mar 1, 2007
PowerShares DWA Technical Leaders (TM) Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.19%	0.12%	Mar 1, 2007
PowerShares DWA Technical Leaders (TM) Portfolio Dorsey Wright Technical LeadersTM Index	Dorsey Wright Technical LeadersTM Index (reflects no deduction for fees, expenses or taxes)	1.65%	0.18%	Mar 1, 2007
PowerShares DWA Technical Leaders (TM) Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.11%)	Mar 1, 2007
PowerShares DWA Technical Leaders (TM) Portfolio S&P 500 Growth Index	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)	4.65%	2.76%	Mar 1, 2007
PowerShares DWA Technical Leaders (TM) Portfolio Russell 3000 ® Growth Index	Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)	2.17%	2.47%	Mar 1, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares DWA Technical Leaders (TM) Portfolio (Prospectus Summary) | PowerShares DWA Technical Leaders (TM) Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares DWA Technical LeadersTM Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares DWA Technical LeadersTM Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and
		yield of the Dorsey Wright Technical LeadersTM Index (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 96% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	96.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks that comprise the Underlying Index. As of June 30, 2012, the Underlying Index
was comprised of stocks of approximately 100 U.S. companies from a broad mid-
and large-capitalization universe. Strictly in accordance with its guidelines and mandated procedures, Dorsey Wright & Associates ("Dorsey Wright" or the
"Index Provider") includes stocks pursuant to a proprietary selection methodology that is designed to identify companies that demonstrate powerful relative strength characteristics. The Index Provider bases the relative strength characteristics on each security's market performance.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Medium Capitalization Company Risk. Investing in securities of medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often medium capitalization companies and the industries in which they focus are still evolving, and, as a result, may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 10.75%. Best Quarter Worst Quarter 22.37% (3rd Quarter 2009) (24.93)% (3rd Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
		401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares DWA Technical Leaders (TM) Portfolio (Prospectus Summary) | PowerShares DWA Technical Leaders (TM) Portfolio | Dorsey Wright Technical LeadersTM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dorsey Wright Technical LeadersTM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.65%
Since Inception	rr_AverageAnnualReturnSinceInception	0.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
PowerShares DWA Technical Leaders (TM) Portfolio (Prospectus Summary) | PowerShares DWA Technical Leaders (TM) Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
PowerShares DWA Technical Leaders (TM) Portfolio (Prospectus Summary) | PowerShares DWA Technical Leaders (TM) Portfolio | S&P 500 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.76%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
PowerShares DWA Technical Leaders (TM) Portfolio (Prospectus Summary) | PowerShares DWA Technical Leaders (TM) Portfolio | Russell 3000 ® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.17%
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
PowerShares DWA Technical Leaders (TM) Portfolio (Prospectus Summary) | PowerShares DWA Technical Leaders (TM) Portfolio | PowerShares DWA Technical Leaders (TM) Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	68
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	214
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	373
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	835
Annual Return 2008	rr_AnnualReturn2008	(46.03%)
Annual Return 2009	rr_AnnualReturn2009	27.44%
Annual Return 2010	rr_AnnualReturn2010	26.43%
Annual Return 2011	rr_AnnualReturn2011	1.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.93%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.83%
Since Inception	rr_AverageAnnualReturnSinceInception	0.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
PowerShares DWA Technical Leaders (TM) Portfolio (Prospectus Summary) | PowerShares DWA Technical Leaders (TM) Portfolio | PowerShares DWA Technical Leaders (TM) Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.77%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007
PowerShares DWA Technical Leaders (TM) Portfolio (Prospectus Summary) | PowerShares DWA Technical Leaders (TM) Portfolio | PowerShares DWA Technical Leaders (TM) Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.19%
Since Inception	rr_AverageAnnualReturnSinceInception	0.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 1, 2007

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.

PowerShares Global Listed Private Equity Portfolio (Prospectus Summary) | PowerShares Global Listed Private Equity Portfolio
PowerShares Global Listed Private Equity Portfolio
Investment Objective
The PowerShares Global Listed Private Equity Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Red Rocks Global Listed Private Equity Index (the
"Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Global Listed Private Equity Portfolio
Management Fees		0.50%
Other Expenses		0.26%
Acquired Fund Fees and Expenses	[1]	1.61%
Total Annual Fund Operating Expenses		2.37%
Fee Waivers and Expense Assumption	[2]	0.05%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	2.32%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Global Listed Private Equity Portfolio	235	735	1,261	2,702

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 88% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities
(including American depositary receipts ("ADRs") and global depositary receipts
("GDRs")) that comprise the Underlying Index. The Underlying Index is composed of securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies ("BDCs"), master limited partnerships ("MLPs")
and other vehicles that are listed on a nationally recognized exchange, all of whose principal businesses are to invest in, lend capital to, or provide services to privately held companies (collectively, "listed private equity companies"). Strictly in accordance with its guidelines and mandated procedures,
Red Rocks Capital LLC ("Red Rocks" or the "Index Provider") includes securities in the Underlying Index pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Risk of Investing in Listed Private Equity Companies. There are certain risks inherent in investing in listed private equity companies, which encompass BDCs and other financial institutions or vehicles whose principal business is to invest in and lend capital to, or provide services to privately held companies.
The Investment Company Act of 1940, as amended (the "1940 Act"), imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S.
government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC's asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

Foreign Securities Risk. Since the Underlying Index may include ADRs and GDRs, the Fund's investments involve risks of investing in foreign securities in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.
Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are
U.S. companies, and therefore, not all material information regarding these companies will be available.

Restrictions on Investments. A significant portion of the Underlying Index is composed of BDCs or other investment companies. The Fund may not acquire greater than 3% of the total outstanding shares of such companies. As a result, this limitation could inhibit the Fund's ability to purchase certain of the securities in the Underlying Index in the proportions represented in the
Underlying Index. In these circumstances, the Fund would be required to use sampling techniques, which could increase the risk of tracking error.

Risks of Investing in MLP Units. An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), and whose partnership interests or "units" are traded on securities exchanges like shares of corporate stock. An investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Investments in MLPs units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii)
the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 9.44%. Best Quarter Worst Quarter 34.74% (2nd Quarter 2009) (54.25)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Global Listed Private Equity Portfolio	Return Before Taxes	(19.84%)	(16.82%)	(15.19%)	Oct 24, 2006
PowerShares Global Listed Private Equity Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(21.50%)	(18.38%)	(16.77%)	Oct 24, 2006
PowerShares Global Listed Private Equity Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(12.63%)	(13.93%)	(12.70%)	Oct 24, 2006
PowerShares Global Listed Private Equity Portfolio Red Rocks Global Listed Private Equity Index	Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)	(18.50%)		(7.20%)	Oct 24, 2006
PowerShares Global Listed Private Equity Portfolio S&P 500 ® Financials Sector Index	S&P 500® Financials Sector Index (reflects no deduction for fees, expenses or taxes)	(17.06%)	(16.89%)	(15.56%)	Oct 24, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Global Listed Private Equity Portfolio (Prospectus Summary) | PowerShares Global Listed Private Equity Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Global Listed Private Equity Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Global Listed Private Equity Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Red Rocks Global Listed Private Equity Index (the
		"Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 88% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and
		sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in securities
(including American depositary receipts ("ADRs") and global depositary receipts
("GDRs")) that comprise the Underlying Index. The Underlying Index is composed of securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies ("BDCs"), master limited partnerships ("MLPs")
and other vehicles that are listed on a nationally recognized exchange, all of whose principal businesses are to invest in, lend capital to, or provide services to privately held companies (collectively, "listed private equity companies"). Strictly in accordance with its guidelines and mandated procedures,
Red Rocks Capital LLC ("Red Rocks" or the "Index Provider") includes securities in the Underlying Index pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry sector. The Fund will not otherwise concentrate
		its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Risk of Investing in Listed Private Equity Companies. There are certain risks inherent in investing in listed private equity companies, which encompass BDCs and other financial institutions or vehicles whose principal business is to invest in and lend capital to, or provide services to privately held companies.
The Investment Company Act of 1940, as amended (the "1940 Act"), imposes certain restraints upon the operations of a BDC. For example, BDCs are required to invest at least 70% of their total assets primarily in securities of private companies or thinly traded U.S. public companies, cash, cash equivalents, U.S.
government securities and high quality debt investments that mature in one year or less. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision. With investments in debt instruments, there is a risk that the issuer may default on its payments or declare bankruptcy. Additionally, a BDC may incur indebtedness only in amounts such that the BDC's asset coverage equals at least 200% after such incurrence. These limitations on asset mix and leverage may prohibit the way that the BDC raises capital. BDCs generally invest in less mature private companies, which involve greater risk than well-established, publicly-traded companies.

Foreign Securities Risk. Since the Underlying Index may include ADRs and GDRs, the Fund's investments involve risks of investing in foreign securities in addition to the risks associated with domestic securities. In general, foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.
Moreover, foreign companies often are subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are
U.S. companies, and therefore, not all material information regarding these companies will be available.

Restrictions on Investments. A significant portion of the Underlying Index is composed of BDCs or other investment companies. The Fund may not acquire greater than 3% of the total outstanding shares of such companies. As a result, this limitation could inhibit the Fund's ability to purchase certain of the securities in the Underlying Index in the proportions represented in the
Underlying Index. In these circumstances, the Fund would be required to use sampling techniques, which could increase the risk of tracking error.

Risks of Investing in MLP Units. An MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986, as amended (the
"Internal Revenue Code"), and whose partnership interests or "units" are traded on securities exchanges like shares of corporate stock. An investment in MLPs involves risks that differ from a similar investment in equity securities, such as common stock, of a corporation. Investments in MLPs units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii)
the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights and (iv) conflicts of interest between the general partner or managing member and its affiliates and the limited partners or members.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 9.44%. Best Quarter Worst Quarter 34.74% (2nd Quarter 2009) (54.25)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes
		and/or returns after taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Global Listed Private Equity Portfolio (Prospectus Summary) | PowerShares Global Listed Private Equity Portfolio | Red Rocks Global Listed Private Equity Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.50%)
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(7.20%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares Global Listed Private Equity Portfolio (Prospectus Summary) | PowerShares Global Listed Private Equity Portfolio | S&P 500 ® Financials Sector Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Financials Sector Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(17.06%)
5 Years	rr_AverageAnnualReturnYear05	(16.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares Global Listed Private Equity Portfolio (Prospectus Summary) | PowerShares Global Listed Private Equity Portfolio | PowerShares Global Listed Private Equity Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.37%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	2.32%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	235
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	735
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,261
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,702
Annual Return 2007	rr_AnnualReturn2007	(13.47%)
Annual Return 2008	rr_AnnualReturn2008	(64.85%)
Annual Return 2009	rr_AnnualReturn2009	31.40%
Annual Return 2010	rr_AnnualReturn2010	24.30%
Annual Return 2011	rr_AnnualReturn2011	(19.84%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(54.25%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(19.84%)
5 Years	rr_AverageAnnualReturnYear05	(16.82%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.19%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares Global Listed Private Equity Portfolio (Prospectus Summary) | PowerShares Global Listed Private Equity Portfolio | PowerShares Global Listed Private Equity Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(21.50%)
5 Years	rr_AverageAnnualReturnYear05	(18.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(16.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares Global Listed Private Equity Portfolio (Prospectus Summary) | PowerShares Global Listed Private Equity Portfolio | PowerShares Global Listed Private Equity Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(12.63%)
5 Years	rr_AverageAnnualReturnYear05	(13.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Golden Dragon China Portfolio (Prospectus Summary) | PowerShares Golden Dragon China Portfolio
PowerShares Golden Dragon China Portfolio
Investment Objective
The PowerShares Golden Dragon China Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ Golden Dragon China Index (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Golden Dragon China Portfolio
Management Fees		0.50%
Other Expenses		0.21%
Total Annual Fund Operating Expenses		0.71%
Fee Waivers and Expense Assumption	[1]	0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.69%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable. and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Golden Dragon China Portfolio	70	225	393	881

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 23% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in equity securities of companies deriving a majority of their revenues from the People's
Republic of China and that comprise the Underlying Index. The Underlying Index is composed of securities of U.S. exchange-listed companies that are headquartered or incorporated in the People's Republic of China. Strictly in accordance with its guidelines and mandated procedures, The NASDAQ OMX Group,
Inc. ("NASDAQ OMX" or the "Index Provider") includes securities in the
Underlying Index to provide access to the unique economic opportunities taking place in China while still providing investors with the transparency offered with U.S.-exchange listed securities. Securities in the Underlying Index have a minimum market capitalization of $100 million and a minimum three-month average daily dollar trading volume of $250,000, and may include common stocks, ordinary shares, American depositary receipts ("ADRs"), shares of beneficial interest, limited partnership interests or tracking stocks.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

China Exposure Risk. The value of securities of companies that derive the majority of their revenues from China is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S.
economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment. The Chinese central government historically has exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Actions of the
Chinese government authorities continue to have a substantial effect on economic conditions in China. It is difficult for non-Chinese investors to directly access securities in China because of investment and trading restrictions. These limitations and restrictions may impact the availability, liquidity, and pricing of certain securities.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was (2.40)%. Best Quarter Worst Quarter 41.95% (2nd Quarter 2009) (26.75)% (1st Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label		1 Year	5 Years	Since Inception	Inception Date
PowerShares Golden Dragon China Portfolio	Return Before Taxes		(24.71%)	(0.21%)	5.50%	Dec 9, 2004
PowerShares Golden Dragon China Portfolio After Taxes on Distributions	Return After Taxes on Distributions		(25.26%)	(0.57%)	5.09%	Dec 9, 2004
PowerShares Golden Dragon China Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		(16.03%)	(0.36%)	4.54%	Dec 9, 2004
PowerShares Golden Dragon China Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	2.90%	Dec 9, 2004
PowerShares Golden Dragon China Portfolio NASDAQ Golden Dragon China Index	NASDAQ Golden Dragon China Index (reflects no deduction for fees, expenses or taxes)	[1]	(24.24%)	0.38%	6.16%	Dec 9, 2004
PowerShares Golden Dragon China Portfolio MSCI China Index	MSCI China Index (reflects no deduction for fees, expenses or taxes)		(18.40%)	2.51%	13.80%	Dec 9, 2004
PowerShares Golden Dragon China Portfolio FTSE/Xinhua China 25 Index	FTSE/Xinhua China 25 Index (reflects no deduction for fees, expenses or taxes)		(17.03%)	0.84%	12.00%	Dec 9, 2004
[1]	Prior to June 15, 2012, the NASDAQ Golden Dragon China Index was named the Halter USX China IndexSM.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Golden Dragon China Portfolio (Prospectus Summary) | PowerShares Golden Dragon China Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Golden Dragon China Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Golden Dragon China Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and
		yield of the NASDAQ Golden Dragon China Index (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 23% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	23.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses
		thereafter.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in equity securities of companies deriving a majority of their revenues from the People's
Republic of China and that comprise the Underlying Index. The Underlying Index is composed of securities of U.S. exchange-listed companies that are headquartered or incorporated in the People's Republic of China. Strictly in accordance with its guidelines and mandated procedures, The NASDAQ OMX Group,
Inc. ("NASDAQ OMX" or the "Index Provider") includes securities in the
Underlying Index to provide access to the unique economic opportunities taking place in China while still providing investors with the transparency offered with U.S.-exchange listed securities. Securities in the Underlying Index have a minimum market capitalization of $100 million and a minimum three-month average daily dollar trading volume of $250,000, and may include common stocks, ordinary shares, American depositary receipts ("ADRs"), shares of beneficial interest, limited partnership interests or tracking stocks.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

China Exposure Risk. The value of securities of companies that derive the majority of their revenues from China is likely to be more volatile than that of other issuers. The economy of China differs, often unfavorably, from the U.S.
economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment. The Chinese central government historically has exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. Actions of the
Chinese government authorities continue to have a substantial effect on economic conditions in China. It is difficult for non-Chinese investors to directly access securities in China because of investment and trading restrictions. These limitations and restrictions may impact the availability, liquidity, and pricing of certain securities.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was (2.40)%. Best Quarter Worst Quarter 41.95% (2nd Quarter 2009) (26.75)% (1st Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes
		and/or returns after taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Golden Dragon China Portfolio (Prospectus Summary) | PowerShares Golden Dragon China Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares Golden Dragon China Portfolio (Prospectus Summary) | PowerShares Golden Dragon China Portfolio | NASDAQ Golden Dragon China Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Golden Dragon China Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(24.24%)
5 Years	rr_AverageAnnualReturnYear05	0.38%
Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares Golden Dragon China Portfolio (Prospectus Summary) | PowerShares Golden Dragon China Portfolio | MSCI China Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI China Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(18.40%)
5 Years	rr_AverageAnnualReturnYear05	2.51%
Since Inception	rr_AverageAnnualReturnSinceInception	13.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares Golden Dragon China Portfolio (Prospectus Summary) | PowerShares Golden Dragon China Portfolio | FTSE/Xinhua China 25 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	FTSE/Xinhua China 25 Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(17.03%)
5 Years	rr_AverageAnnualReturnYear05	0.84%
Since Inception	rr_AverageAnnualReturnSinceInception	12.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares Golden Dragon China Portfolio (Prospectus Summary) | PowerShares Golden Dragon China Portfolio | PowerShares Golden Dragon China Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.69%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	393
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	881
Annual Return 2005	rr_AnnualReturn2005	(3.30%)
Annual Return 2006	rr_AnnualReturn2006	53.10%
Annual Return 2007	rr_AnnualReturn2007	64.68%
Annual Return 2008	rr_AnnualReturn2008	(55.92%)
Annual Return 2009	rr_AnnualReturn2009	62.67%
Annual Return 2010	rr_AnnualReturn2010	11.32%
Annual Return 2011	rr_AnnualReturn2011	(24.71%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(2.40%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	41.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.75%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(24.71%)
5 Years	rr_AverageAnnualReturnYear05	(0.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares Golden Dragon China Portfolio (Prospectus Summary) | PowerShares Golden Dragon China Portfolio | PowerShares Golden Dragon China Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(25.26%)
5 Years	rr_AverageAnnualReturnYear05	(0.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004
PowerShares Golden Dragon China Portfolio (Prospectus Summary) | PowerShares Golden Dragon China Portfolio | PowerShares Golden Dragon China Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(16.03%)
5 Years	rr_AverageAnnualReturnYear05	(0.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 9, 2004

[1]	Prior to June 15, 2012, the NASDAQ Golden Dragon China Index was named the Halter USX China IndexSM.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable. and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Lux Nanotech Portfolio (Prospectus Summary) | PowerShares Lux Nanotech Portfolio
PowerShares Lux Nanotech Portfolio
Investment Objective
The PowerShares Lux Nanotech Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Lux Nanotech IndexTM (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Lux Nanotech Portfolio
Management Fees		0.50%
Other Expenses		0.58%
Acquired Fund Fees and Expenses	[1]	0.41%
Total Annual Fund Operating Expenses		1.49%
Fee Waivers and Expense Assumption	[2]	0.38%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	1.11%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell
Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Lux Nanotech Portfolio	113	434	777	1,747

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 55% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of nanotechnology companies. A nanotechnology company focuses on the development and use of devices that are only a few nanometers in size that comprise the
Underlying Index. The Underlying Index is a modified equal dollar weighted index that, as of June 30, 2012, was composed of stocks of approximately 21 publicly traded companies in the nanotechnology field. Strictly in accordance with its guidelines and mandated procedures, Lux Research, Inc. ("Lux Research" or the
"Index Provider") includes companies in the Underlying Index that are in the nanotechnology field and are involved with funding nanotechnology development, developing nanotechnology applications, manufacturing goods that incorporate those applications and/or supplying tools and instrumentation to nanotechnology researchers.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Nanotechnology Industry Concentration Risk. Small technology companies are especially risky. These companies may be less experienced, with limited product lines, markets or financial resources. Consequently, these companies are subject to scientific, technological and commercialization risks. These securities have a significantly greater risk of loss than traditional investment securities due to the speculative nature of these investments. Technology companies generally are subject to the risk of rapidly changing technologies, a limited product life span due to the frequent introduction of new or improved products, as well as cyclical market patterns and evolving industry standards. Technology companies also face the risk of losing patent, copyright and trademark protections.

Sampling Risk. If the Fund uses a representative sampling approach, this will result in its holding a smaller number of securities than are in the Underlying
Index. As a result, an adverse development respecting an issuer of securities that the Fund holds could result in a greater decline in net asset value ("NAV")
than would be the case if the Fund held all of the securities in the Underlying
Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund may not purchase all of the securities in the Underlying Index. Instead, the Adviser may use a "sampling" methodology in seeking to achieve the Fund's investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the NAV.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.97%. Best Quarter Worst Quarter 23.17% (2nd Quarter 2009) (38.74)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Lux Nanotech Portfolio	Return Before Taxes	(38.00%)	(19.06%)	(13.79%)	Oct 26, 2005
PowerShares Lux Nanotech Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(38.08%)	(19.10%)	(13.84%)	Oct 26, 2005
PowerShares Lux Nanotech Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(24.69%)	(14.96%)	(10.92%)	Oct 26, 2005
PowerShares Lux Nanotech Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes	(2.11%)	(0.24%)	3.03%	Oct 26, 2005
PowerShares Lux Nanotech Portfolio Lux Nanotech IndexTM	Lux Nanotech IndexTM (reflects no deduction for fees, expenses or taxes)	(41.13%)	(19.92%)	(14.74%)	Oct 26, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Lux Nanotech Portfolio (Prospectus Summary) | PowerShares Lux Nanotech Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Lux Nanotech Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Lux Nanotech Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of
		the Lux Nanotech IndexTM (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 55% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell
		Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of nanotechnology companies. A nanotechnology company focuses on the development and use of devices that are only a few nanometers in size that comprise the
Underlying Index. The Underlying Index is a modified equal dollar weighted index that, as of June 30, 2012, was composed of stocks of approximately 21 publicly traded companies in the nanotechnology field. Strictly in accordance with its guidelines and mandated procedures, Lux Research, Inc. ("Lux Research" or the
"Index Provider") includes companies in the Underlying Index that are in the nanotechnology field and are involved with funding nanotechnology development, developing nanotechnology applications, manufacturing goods that incorporate those applications and/or supplying tools and instrumentation to nanotechnology researchers.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Nanotechnology Industry Concentration Risk. Small technology companies are especially risky. These companies may be less experienced, with limited product lines, markets or financial resources. Consequently, these companies are subject to scientific, technological and commercialization risks. These securities have a significantly greater risk of loss than traditional investment securities due to the speculative nature of these investments. Technology companies generally are subject to the risk of rapidly changing technologies, a limited product life span due to the frequent introduction of new or improved products, as well as cyclical market patterns and evolving industry standards. Technology companies also face the risk of losing patent, copyright and trademark protections.

Sampling Risk. If the Fund uses a representative sampling approach, this will result in its holding a smaller number of securities than are in the Underlying
Index. As a result, an adverse development respecting an issuer of securities that the Fund holds could result in a greater decline in net asset value ("NAV")
than would be the case if the Fund held all of the securities in the Underlying
Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. The Fund may not purchase all of the securities in the Underlying Index. Instead, the Adviser may use a "sampling" methodology in seeking to achieve the Fund's investment objective. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the NAV.

Small Capitalization Company Risk. Investing in securities of small capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies'
securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.97%. Best Quarter Worst Quarter 23.17% (2nd Quarter 2009) (38.74)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes
		and/or returns after taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Lux Nanotech Portfolio (Prospectus Summary) | PowerShares Lux Nanotech Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	(2.11%)
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Lux Nanotech Portfolio (Prospectus Summary) | PowerShares Lux Nanotech Portfolio | Lux Nanotech IndexTM
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lux Nanotech IndexTM (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(41.13%)
5 Years	rr_AverageAnnualReturnYear05	(19.92%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Lux Nanotech Portfolio (Prospectus Summary) | PowerShares Lux Nanotech Portfolio | PowerShares Lux Nanotech Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	1.11%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	113
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	777
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,747
Annual Return 2006	rr_AnnualReturn2006	7.80%
Annual Return 2007	rr_AnnualReturn2007	(10.83%)
Annual Return 2008	rr_AnnualReturn2008	(51.50%)
Annual Return 2009	rr_AnnualReturn2009	38.64%
Annual Return 2010	rr_AnnualReturn2010	(6.57%)
Annual Return 2011	rr_AnnualReturn2011	(38.00%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.74%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(38.00%)
5 Years	rr_AverageAnnualReturnYear05	(19.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.79%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Lux Nanotech Portfolio (Prospectus Summary) | PowerShares Lux Nanotech Portfolio | PowerShares Lux Nanotech Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(38.08%)
5 Years	rr_AverageAnnualReturnYear05	(19.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(13.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005
PowerShares Lux Nanotech Portfolio (Prospectus Summary) | PowerShares Lux Nanotech Portfolio | PowerShares Lux Nanotech Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(24.69%)
5 Years	rr_AverageAnnualReturnYear05	(14.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.92%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 26, 2005

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Morningstar StockInvestor Core Portfolio (Prospectus Summary) | PowerShares Morningstar StockInvestor Core Portfolio
PowerShares Morningstar StockInvestor Core Portfolio
Investment Objective
The PowerShares Morningstar StockInvestor Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Morningstar® StockInvestor Core IndexSM* (the "Underlying
Index").

* Morningstar® StockInvestor Core IndexSM and Morningstar are service marks of
Morningstar, Inc. ("Morningstar") and have been licensed for use for certain purposes by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund
is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the Fund.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Morningstar StockInvestor Core Portfolio
Management Fees		0.50%
Other Expenses		0.86%
Total Annual Fund Operating Expenses		1.36%
Fee Waiver and/or Expense Assumption	[1]	0.86%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Assumption	[1]	0.50%
[1]	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption
in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Morningstar StockInvestor Core Portfolio	51	346	662	1,560

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. The Underlying Index is composed of approximately 40 stocks of high quality companies selected by Morningstar. The securities Morningstar includes in the Underlying Index are required to have market capitalizations in excess of $100 million, be listed on a major U.S.
exchange and have underlying businesses with a Morningstar® Economic Moat®
Rating of narrow or wide and a Morningstar Rating® for stocks of at least 4 stars.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of the Fund
The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying
Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.99%. Best Quarter Worst Quarter 12.84% (4th Quarter 2011) (27.64)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label		1 Year	5 Years	Since Inception	Inception Date
PowerShares Morningstar StockInvestor Core Portfolio	Return Before Taxes		2.71%	(4.18%)	(3.57%)	Dec 1, 2006
PowerShares Morningstar StockInvestor Core Portfolio After Taxes on Distributions	Return After Taxes on Distributions		2.27%	(4.38%)	(3.77%)	Dec 1, 2006
PowerShares Morningstar StockInvestor Core Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		1.76%	(3.62%)	(3.11%)	Dec 1, 2006
PowerShares Morningstar StockInvestor Core Portfolio Morningstar® StockInvestor Core IndexSM	Morningstar® StockInvestor Core IndexSM (reflects no deduction for fees, expenses or taxes)	[1]	3.27%
PowerShares Morningstar StockInvestor Core Portfolio Blended Morningstar StockInvestor Core Index	Blended Morningstar StockInvestor Core Index (reflects no deduction for fees, expenses or taxes)	[2]	3.27%	(3.67%)	(3.09%)	Dec 1, 2006
PowerShares Morningstar StockInvestor Core Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	0.08%	Dec 1, 2006
PowerShares Morningstar StockInvestor Core Portfolio S&P 500 Growth Index	S&P 500 Growth Index (reflects no deduction for fees, expenses or taxes)		4.65%	2.38%	2.47%	Dec 1, 2006
PowerShares Morningstar StockInvestor Core Portfolio Russell 3000 ® Growth Index	Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)		2.17%	2.46%	2.56%	Dec 1, 2006
[1]	Effective June 30, 2010, the PowerShares Morningstar StockInvestor Core Portfolio changed its underlying index to the Morningstar® StockInvestor Core IndexSM.
[2]	The data known as "Blended Morningstar StockInvestor Core Index" is comprised of the Value Line Industry Rotation Index from Fund inception through the conversion date, June 29, 2010, followed by the performance of the Morningstar® StockInvestor Core IndexSM starting at the conversion date and through December 31, 2011.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Morningstar StockInvestor Core Portfolio (Prospectus Summary) | PowerShares Morningstar StockInvestor Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Morningstar StockInvestor Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Morningstar StockInvestor Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Morningstar® StockInvestor Core IndexSM* (the "Underlying
Index").

* Morningstar® StockInvestor Core IndexSM and Morningstar are service marks of
Morningstar, Inc. ("Morningstar") and have been licensed for use for certain purposes by Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund
is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar
		makes no representation regarding the advisability of investing in the Fund.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 3% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
		Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption
in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy
		and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. The Underlying Index is composed of approximately 40 stocks of high quality companies selected by Morningstar. The securities Morningstar includes in the Underlying Index are required to have market capitalizations in excess of $100 million, be listed on a major U.S.
exchange and have underlying businesses with a Morningstar® Economic Moat®
Rating of narrow or wide and a Morningstar Rating® for stocks of at least 4 stars.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying
Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.99%. Best Quarter Worst Quarter 12.84% (4th Quarter 2011) (27.64)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes
		and/or returns after taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Morningstar StockInvestor Core Portfolio (Prospectus Summary) | PowerShares Morningstar StockInvestor Core Portfolio | Morningstar® StockInvestor Core IndexSM
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Morningstar® StockInvestor Core IndexSM (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	3.27%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
PowerShares Morningstar StockInvestor Core Portfolio (Prospectus Summary) | PowerShares Morningstar StockInvestor Core Portfolio | Blended Morningstar StockInvestor Core Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended Morningstar StockInvestor Core Index (reflects no deduction for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	3.27%
5 Years	rr_AverageAnnualReturnYear05	(3.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Morningstar StockInvestor Core Portfolio (Prospectus Summary) | PowerShares Morningstar StockInvestor Core Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Morningstar StockInvestor Core Portfolio (Prospectus Summary) | PowerShares Morningstar StockInvestor Core Portfolio | S&P 500 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.65%
5 Years	rr_AverageAnnualReturnYear05	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	2.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Morningstar StockInvestor Core Portfolio (Prospectus Summary) | PowerShares Morningstar StockInvestor Core Portfolio | Russell 3000 ® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.17%
5 Years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Morningstar StockInvestor Core Portfolio (Prospectus Summary) | PowerShares Morningstar StockInvestor Core Portfolio | PowerShares Morningstar StockInvestor Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.86%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Fee Waiver and/or Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Assumption	rr_NetExpensesOverAssets	0.50%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	346
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	662
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,560
Annual Return 2007	rr_AnnualReturn2007	14.53%
Annual Return 2008	rr_AnnualReturn2008	(43.47%)
Annual Return 2009	rr_AnnualReturn2009	10.39%
Annual Return 2010	rr_AnnualReturn2010	10.05%
Annual Return 2011	rr_AnnualReturn2011	2.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.64%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.71%
5 Years	rr_AverageAnnualReturnYear05	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.57%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Morningstar StockInvestor Core Portfolio (Prospectus Summary) | PowerShares Morningstar StockInvestor Core Portfolio | PowerShares Morningstar StockInvestor Core Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	2.27%
5 Years	rr_AverageAnnualReturnYear05	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.77%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Morningstar StockInvestor Core Portfolio (Prospectus Summary) | PowerShares Morningstar StockInvestor Core Portfolio | PowerShares Morningstar StockInvestor Core Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	(3.62%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006

[1]	Effective June 30, 2010, the PowerShares Morningstar StockInvestor Core Portfolio changed its underlying index to the Morningstar® StockInvestor Core IndexSM.
[2]	The data known as "Blended Morningstar StockInvestor Core Index" is comprised of the Value Line Industry Rotation Index from Fund inception through the conversion date, June 29, 2010, followed by the performance of the Morningstar® StockInvestor Core IndexSM starting at the conversion date and through December 31, 2011.
[3]	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Powershares S&P 500 BuyWrite Portfolio (Prospectus Summary) | Powershares S&P 500 BuyWrite Portfolio
PowerShares S&P 500 BuyWrite Portfolio
Investment Objective
The PowerShares S&P 500 BuyWrite Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the CBOE S&P 500 BuyWrite Index (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Powershares S&P 500 BuyWrite Portfolio
Management Fees (unitary management fee)	0.75%
Other Expenses	none
Total Annual Fund Operating Expenses	0.75%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Powershares S&P 500 BuyWrite Portfolio	77	240	417	930

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 58% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index and will write (sell) call options thereon.
The Underlying Index measures total returns of a theoretical portfolio that includes S&P 500 Index stocks on which S&P 500 Index call options are written
(sold) systematically against the portfolio through a "buy-write" strategy. A
"buy-write," also called a covered call, generally is considered an investment strategy in which an investor buys a stock or basket of stocks, and sells call options that correspond to the stock or basket of stocks. In return for a premium, the Fund gives the right to the purchaser of the option written by the
Fund to receive a cash payment equal to the difference between the value of the
S&P 500 Index and the exercise price, if the value on the expiration date is above the exercise price. In addition, covered call options partially hedge against a decline in the price of the securities on which they are written to the extent of the premium the Fund receives. The Fund will write options that are traded on national securities exchanges. Strictly in accordance with its guidelines and mandated procedures, the Chicago Board Options Exchange (the
"CBOE" or the "Index Provider") calculates the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the holdings in the S&P 500 Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the holdings in the S&P 500 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund's ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.
Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

U.S. Federal Income Tax Risk. Due to its investment strategy and certain U.S.
federal income tax elections, the Fund expects to account for gains or losses on its investments on a daily mark-to-market basis for federal income tax purposes.
Generally, the mark-to-market gains and losses from the stock positions will be compared with the mark-to-market gains or losses from the call options on a daily basis. To the extent that there is more gain or loss from the stock positions, the Fund will have short term capital gain, which generally is taxed like ordinary income, or short term capital loss. To the extent there is more gain or loss from the call options, such gain will be 60% long term capital gain or loss and 40% short term capital gain. These rules also impose limits on the total percentage of gain for the tax year that can be characterized as long term capital gain and the percentage of loss for the tax year that can be characterized as short term capital loss. As a result of its investment strategy, the Fund will not be able to designate a portion of its dividends as being eligible for lower rates of tax in the hands of non-corporate shareholders (dividends that are commonly referred to as "qualified dividend income") or as being eligible for the dividends received deduction when received by certain corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at greater rates than would apply if the Fund were engaged in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of shares in the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Large Capitalization Company Risk. Returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in stocks of smaller companies.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 4.40%. Best Quarter Worst Quarter 15.92% (4th Quarter 2011) (21.81)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k)plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Powershares S&P 500 BuyWrite Portfolio	Return Before Taxes	4.83%	(0.62%)	Dec 20, 2007
Powershares S&P 500 BuyWrite Portfolio After Taxes on Distributions	Return After Taxes on Distributions	1.24%	(2.43%)	Dec 20, 2007
Powershares S&P 500 BuyWrite Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	3.19%	(1.56%)	Dec 20, 2007
Powershares S&P 500 BuyWrite Portfolio CBOE S&P 500 BuyWrite Index	CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	5.71%	0.23%	Dec 20, 2007
Powershares S&P 500 BuyWrite Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(1.48%)	Dec 20, 2007

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
Powershares S&P 500 BuyWrite Portfolio (Prospectus Summary) | Powershares S&P 500 BuyWrite Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares S&P 500 BuyWrite Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares S&P 500 BuyWrite Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the CBOE S&P 500 BuyWrite Index (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 58% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index and will write (sell) call options thereon.
The Underlying Index measures total returns of a theoretical portfolio that includes S&P 500 Index stocks on which S&P 500 Index call options are written
(sold) systematically against the portfolio through a "buy-write" strategy. A
"buy-write," also called a covered call, generally is considered an investment strategy in which an investor buys a stock or basket of stocks, and sells call options that correspond to the stock or basket of stocks. In return for a premium, the Fund gives the right to the purchaser of the option written by the
Fund to receive a cash payment equal to the difference between the value of the
S&P 500 Index and the exercise price, if the value on the expiration date is above the exercise price. In addition, covered call options partially hedge against a decline in the price of the securities on which they are written to the extent of the premium the Fund receives. The Fund will write options that are traded on national securities exchanges. Strictly in accordance with its guidelines and mandated procedures, the Chicago Board Options Exchange (the
"CBOE" or the "Index Provider") calculates the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Writing Covered Call Option Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the holdings in the S&P 500 Index above the exercise prices of the written options, but will continue to bear the risk of declines in the value of the holdings in the S&P 500 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying stocks over time. In addition, the Fund's ability to sell the underlying securities will be limited while the option is in effect unless the Fund extinguishes the option position through the purchase of an offsetting identical option prior to the expiration of the written option.
Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.

U.S. Federal Income Tax Risk. Due to its investment strategy and certain U.S.
federal income tax elections, the Fund expects to account for gains or losses on its investments on a daily mark-to-market basis for federal income tax purposes.
Generally, the mark-to-market gains and losses from the stock positions will be compared with the mark-to-market gains or losses from the call options on a daily basis. To the extent that there is more gain or loss from the stock positions, the Fund will have short term capital gain, which generally is taxed like ordinary income, or short term capital loss. To the extent there is more gain or loss from the call options, such gain will be 60% long term capital gain or loss and 40% short term capital gain. These rules also impose limits on the total percentage of gain for the tax year that can be characterized as long term capital gain and the percentage of loss for the tax year that can be characterized as short term capital loss. As a result of its investment strategy, the Fund will not be able to designate a portion of its dividends as being eligible for lower rates of tax in the hands of non-corporate shareholders (dividends that are commonly referred to as "qualified dividend income") or as being eligible for the dividends received deduction when received by certain corporate shareholders. For these reasons, a significant portion of income received from the Fund may be subject to tax at greater rates than would apply if the Fund were engaged in a different investment strategy. You should consult your tax advisors as to the tax consequences of acquiring, owning and disposing of shares in the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Large Capitalization Company Risk. Returns on investments in securities of large capitalization U.S. companies could trail the returns on investments in stocks of smaller companies.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the
Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 4.40%. Best Quarter Worst Quarter 15.92% (4th Quarter 2011) (21.81)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k)plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
Powershares S&P 500 BuyWrite Portfolio (Prospectus Summary) | Powershares S&P 500 BuyWrite Portfolio | CBOE S&P 500 BuyWrite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	5.71%
Since Inception	rr_AverageAnnualReturnSinceInception	0.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Powershares S&P 500 BuyWrite Portfolio (Prospectus Summary) | Powershares S&P 500 BuyWrite Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.48%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Powershares S&P 500 BuyWrite Portfolio (Prospectus Summary) | Powershares S&P 500 BuyWrite Portfolio | Powershares S&P 500 BuyWrite Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees (unitary management fee)	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	240
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	417
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	930
Annual Return 2008	rr_AnnualReturn2008	(29.72%)
Annual Return 2009	rr_AnnualReturn2009	24.78%
Annual Return 2010	rr_AnnualReturn2010	4.83%
Annual Return 2011	rr_AnnualReturn2011	4.83%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.92%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.81%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	4.83%
Since Inception	rr_AverageAnnualReturnSinceInception	(0.62%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Powershares S&P 500 BuyWrite Portfolio (Prospectus Summary) | Powershares S&P 500 BuyWrite Portfolio | Powershares S&P 500 BuyWrite Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.24%
Since Inception	rr_AverageAnnualReturnSinceInception	(2.43%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007
Powershares S&P 500 BuyWrite Portfolio (Prospectus Summary) | Powershares S&P 500 BuyWrite Portfolio | Powershares S&P 500 BuyWrite Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 20, 2007

PowerShares S&P 500 High Quality Portfolio (Prospectus Summary) | PowerShares S&P 500 High Quality Portfolio
PowerShares S&P 500® High Quality Portfolio
Investment Objective
The PowerShares S&P 500® High Quality Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P 500® High Quality Rankings Index* (the "Underlying Index").

* Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's
Financial Services LLC ("Standard & Poor's") and have been licensed for use by
Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not
sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the
Fund.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares S&P 500 High Quality Portfolio
Management Fees		0.50%
Other Expenses		0.20%
Total Annual Fund Operating Expenses		0.70%
Fee Waivers and Expense Assumption	[1]	0.20%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.50%
[1]	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares S&P 500 High Quality Portfolio	51	204	370	852

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. The Underlying Index is designed to provide exposure to the constituents of the S&P 500® Index that S&P Quality Rankings identifies as high quality stocks. Quality Rankings reflect the long-term growth and stability of a company's earnings and dividends. Stocks with a Quality
Ranking of A- or above comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, S&P Quality Rankings assigns stocks
Quality Rank Scores from 1 to 3, with a higher Quality Ranking leading to a higher Quality Rank Score.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of the Fund
The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the
Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.08%. Best Quarter Worst Quarter 12.18% (3rd Quarter 2010) (28.01)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label		1 Year	5 Years	Since Inception	Inception Date
PowerShares S&P 500 High Quality Portfolio	Return Before Taxes		6.20%	(2.04%)	(1.21%)	Dec 6, 2005
PowerShares S&P 500 High Quality Portfolio After Taxes on Distributions	Return After Taxes on Distributions		5.54%	(2.24%)	(1.37%)	Dec 6, 2005
PowerShares S&P 500 High Quality Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		4.02%	(1.84%)	(1.12%)	Dec 6, 2005
PowerShares S&P 500 High Quality Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	2.05%	Dec 6, 2005
PowerShares S&P 500 High Quality Portfolio S&P 500 ® High Quality Rankings Index	S&P 500® High Quality Rankings Index (reflects no deduction for fees, expenses or taxes)	[1]	6.59%
PowerShares S&P 500 High Quality Portfolio S&P 500 Growth Index	S&P 500 Growth Index (reflects no deduction for fees, expenses or taxes)		4.65%	2.38%	3.51%	Dec 6, 2005
PowerShares S&P 500 High Quality Portfolio Russell 3000 ® Growth Index	Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes		2.17%	2.46%	3.30%	Dec 6, 2005
PowerShares S&P 500 High Quality Portfolio Blended – S&P 500 High Quality Rankings Index	Blended - S&P 500 High Quality Rankings Index (reflects no deduction for fees, expense or taxes)	[2]	6.59%	(2.07%)	(1.29%)	Dec 6, 2005
[1]	Effective June 30, 2010, the PowerShares S&P 500® High Quality Portfolio changed its underlying index to the S&P 500® High Quality Rankings Index.
[2]	The data known as "Blended - S&P 500 High Quality Rankings Index" is comprised of the original performance of the Value Line Timeliness Select Index from Fund inception through the conversion date, June 29, 2010, followed by the performance of the S&P 500® High Quality Rankings Index starting at the conversion date and through December 31, 2011.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares S&P 500 High Quality Portfolio (Prospectus Summary) | PowerShares S&P 500 High Quality Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares S&P 500® High Quality Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares S&P 500® High Quality Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the S&P 500® High Quality Rankings Index* (the "Underlying Index").

* Standard & Poor's® and S&P® are registered trademarks of Standard & Poor's
Financial Services LLC ("Standard & Poor's") and have been licensed for use by
Invesco PowerShares Capital Management LLC (the "Adviser"). The Fund is not
sponsored, endorsed, sold or promoted by Standard & Poor's or its Affiliates, and Standard & Poor's and its Affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding shares of the
		Fund.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
		Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index. The Underlying Index is designed to provide exposure to the constituents of the S&P 500® Index that S&P Quality Rankings identifies as high quality stocks. Quality Rankings reflect the long-term growth and stability of a company's earnings and dividends. Stocks with a Quality
Ranking of A- or above comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, S&P Quality Rankings assigns stocks
Quality Rank Scores from 1 to 3, with a higher Quality Ranking leading to a higher Quality Rank Score.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the
Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance
		information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.08%. Best Quarter Worst Quarter 12.18% (3rd Quarter 2010) (28.01)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes
		and/or returns after taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares S&P 500 High Quality Portfolio (Prospectus Summary) | PowerShares S&P 500 High Quality Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares S&P 500 High Quality Portfolio (Prospectus Summary) | PowerShares S&P 500 High Quality Portfolio | S&P 500 ® High Quality Rankings Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® High Quality Rankings Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	6.59%
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
PowerShares S&P 500 High Quality Portfolio (Prospectus Summary) | PowerShares S&P 500 High Quality Portfolio | S&P 500 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.65%
5 Years	rr_AverageAnnualReturnYear05	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares S&P 500 High Quality Portfolio (Prospectus Summary) | PowerShares S&P 500 High Quality Portfolio | Russell 3000 ® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	2.17%
5 Years	rr_AverageAnnualReturnYear05	2.46%
Since Inception	rr_AverageAnnualReturnSinceInception	3.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares S&P 500 High Quality Portfolio (Prospectus Summary) | PowerShares S&P 500 High Quality Portfolio | Blended – S&P 500 High Quality Rankings Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended - S&P 500 High Quality Rankings Index (reflects no deduction for fees, expense or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	6.59%
5 Years	rr_AverageAnnualReturnYear05	(2.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.29%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares S&P 500 High Quality Portfolio (Prospectus Summary) | PowerShares S&P 500 High Quality Portfolio | PowerShares S&P 500 High Quality Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.50%	[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	204
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	370
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	852
Annual Return 2006	rr_AnnualReturn2006	4.65%
Annual Return 2007	rr_AnnualReturn2007	16.40%
Annual Return 2008	rr_AnnualReturn2008	(45.86%)
Annual Return 2009	rr_AnnualReturn2009	11.72%
Annual Return 2010	rr_AnnualReturn2010	20.62%
Annual Return 2011	rr_AnnualReturn2011	6.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.01%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.20%
5 Years	rr_AverageAnnualReturnYear05	(2.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares S&P 500 High Quality Portfolio (Prospectus Summary) | PowerShares S&P 500 High Quality Portfolio | PowerShares S&P 500 High Quality Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.54%
5 Years	rr_AverageAnnualReturnYear05	(2.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.37%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares S&P 500 High Quality Portfolio (Prospectus Summary) | PowerShares S&P 500 High Quality Portfolio | PowerShares S&P 500 High Quality Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.02%
5 Years	rr_AverageAnnualReturnYear05	(1.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.12%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005

[1]	Effective June 30, 2010, the PowerShares S&P 500® High Quality Portfolio changed its underlying index to the S&P 500® High Quality Rankings Index.
[2]	The data known as "Blended - S&P 500 High Quality Rankings Index" is comprised of the original performance of the Value Line Timeliness Select Index from Fund inception through the conversion date, June 29, 2010, followed by the performance of the S&P 500® High Quality Rankings Index starting at the conversion date and through December 31, 2011.
[3]	The Adviser has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.50% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Water Resources Portfolio (Prospectus Summary) | PowerShares Water Resources Portfolio
PowerShares Water Resources Portfolio
Investment Objective
The PowerShares Water Resources Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the NASDAQ OMX US Water IndexSM (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Water Resources Portfolio
Management Fees	0.50%
Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.62%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Water Resources Portfolio	63	199	346	774

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 44% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks and American depositary receipts ("ADRs") of companies in the water industry that comprise the Underlying Index. The Underlying Index seeks to track the performance of U.S. exchange-listed companies that create products designed to conserve and purify water for homes, businesses and industries. The Underlying
Index was created by, and is a trademark of, The NASDAQ OMX Group, Inc. ("NASDAQ
OMX" or the "Index Provider"). The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Risk of Concentrating in the Water Industry. Adverse developments in the water industry may significantly affect the value of the Shares of the Fund. Companies involved in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Foreign Securities Risk. Since the Underlying Index may include ADRs, the Fund's investments involve risks of investing in foreign securities that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.
Moreover, foreign companies are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are
U.S. companies, and therefore, not all material information regarding these companies will be available.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.25%. Best Quarter Worst Quarter 22.20% (2nd Quarter 2009) (22.23)% (3rd Quarter 2011)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax retruns depend of an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label		1 Year	5 Years	Since Inception	Inception Date
PowerShares Water Resources Portfolio	Return Before Taxes		(10.51%)	(1.16%)	2.27%	Dec 6, 2005
PowerShares Water Resources Portfolio After Taxes on Distributions	Return After Taxes on Distributions		(10.70%)	(1.35%)	2.04%	Dec 6, 2005
PowerShares Water Resources Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		(6.83%)	(1.09%)	1.82%	Dec 6, 2005
PowerShares Water Resources Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	2.05%	Dec 6, 2005
PowerShares Water Resources Portfolio NASDAQ OMX US Water Index SM	NASDAQ OMX US Water IndexSM (reflects no deduction for fees, expenses or taxes)	[1]
PowerShares Water Resources Portfolio ISE Water Index	ISE Water Index (reflects no deduction for fees, expenses or taxes)		(6.26%)	1.74%	5.10%	Dec 6, 2005
PowerShares Water Resources Portfolio Palisades Water Index	Palisades Water Index (reflects no deduction for fees, expenses or taxes)	[1]	(9.86%)	0.45%	3.75%	Dec 6, 2005
[1]	Prior to March 1, 2012, the Fund sought to replicate, before fees and expenses, the performance of the Palisades Water Index. Effective March 1, 2012, the Fund seeks to replicate, before fees and expenses, the performance of the NASDAQ OMX US Water IndexSM. "One Year," "Five Years" and "Since Inception" performance for the NASDAQ OMX US Water IndexSM is not available because that Index did not commence calculation and publication until July 27, 2011.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Water Resources Portfolio (Prospectus Summary) | PowerShares Water Resources Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Water Resources Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Water Resources Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of
		the NASDAQ OMX US Water IndexSM (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 44% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
		Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks and American depositary receipts ("ADRs") of companies in the water industry that comprise the Underlying Index. The Underlying Index seeks to track the performance of U.S. exchange-listed companies that create products designed to conserve and purify water for homes, businesses and industries. The Underlying
Index was created by, and is a trademark of, The NASDAQ OMX Group, Inc. ("NASDAQ
OMX" or the "Index Provider"). The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in
		the Underlying Index.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Risk of Concentrating in the Water Industry. Adverse developments in the water industry may significantly affect the value of the Shares of the Fund. Companies involved in the water industry are subject to environmental considerations, taxes, government regulation, price and supply fluctuations, competition and water conservation.

Foreign Securities Risk. Since the Underlying Index may include ADRs, the Fund's investments involve risks of investing in foreign securities that are in addition to the risks associated with domestic securities. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies.
Moreover, foreign companies are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record-keeping than are
U.S. companies, and therefore, not all material information regarding these companies will be available.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.25%. Best Quarter Worst Quarter 22.20% (2nd Quarter 2009) (22.23)% (3rd Quarter 2011)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax retruns depend of an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax retruns depend of an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Water Resources Portfolio (Prospectus Summary) | PowerShares Water Resources Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares Water Resources Portfolio (Prospectus Summary) | PowerShares Water Resources Portfolio | NASDAQ OMX US Water Index SM
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ OMX US Water IndexSM (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
PowerShares Water Resources Portfolio (Prospectus Summary) | PowerShares Water Resources Portfolio | ISE Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	ISE Water Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(6.26%)
5 Years	rr_AverageAnnualReturnYear05	1.74%
Since Inception	rr_AverageAnnualReturnSinceInception	5.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares Water Resources Portfolio (Prospectus Summary) | PowerShares Water Resources Portfolio | Palisades Water Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Palisades Water Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(9.86%)
5 Years	rr_AverageAnnualReturnYear05	0.45%
Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares Water Resources Portfolio (Prospectus Summary) | PowerShares Water Resources Portfolio | PowerShares Water Resources Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	63
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	199
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	774
Annual Return 2006	rr_AnnualReturn2006	22.33%
Annual Return 2007	rr_AnnualReturn2007	17.22%
Annual Return 2008	rr_AnnualReturn2008	(32.15%)
Annual Return 2009	rr_AnnualReturn2009	17.04%
Annual Return 2010	rr_AnnualReturn2010	13.25%
Annual Return 2011	rr_AnnualReturn2011	(10.51%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.25%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.23%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.51%)
5 Years	rr_AverageAnnualReturnYear05	(1.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares Water Resources Portfolio (Prospectus Summary) | PowerShares Water Resources Portfolio | PowerShares Water Resources Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(10.70%)
5 Years	rr_AverageAnnualReturnYear05	(1.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005
PowerShares Water Resources Portfolio (Prospectus Summary) | PowerShares Water Resources Portfolio | PowerShares Water Resources Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(6.83%)
5 Years	rr_AverageAnnualReturnYear05	(1.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 6, 2005

[1]	Prior to March 1, 2012, the Fund sought to replicate, before fees and expenses, the performance of the Palisades Water Index. Effective March 1, 2012, the Fund seeks to replicate, before fees and expenses, the performance of the NASDAQ OMX US Water IndexSM. "One Year," "Five Years" and "Since Inception" performance for the NASDAQ OMX US Water IndexSM is not available because that Index did not commence calculation and publication until July 27, 2011.

PowerShares Wilderhill Clean Energy Portfolio (Prospectus Summary) | PowerShares Wilderhill Clean Energy Portfolio
PowerShares WilderHill Clean Energy Portfolio
Investment Objective
The PowerShares WilderHill Clean Energy Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the WilderHill Clean Energy Index (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Wilderhill Clean Energy Portfolio
Management Fees		0.50%
Other Expenses		0.26%
Total Annual Fund Operating Expenses		0.76%
Fee Waivers and Expense Assumption	[1]	0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.70%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Funds Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Wilderhill Clean Energy Portfolio	72	237	416	937

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 46% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of companies engaged in the business of the advancement of cleaner energy and conservation that comprise the Underlying Index. As of the date of this
Prospectus, the Underlying Index was comprised of the stocks of approximately 56 companies that are publicly traded in the United States, and that WilderHill
(the "Index Provider") believes will substantially benefit from a societal transition toward the use of cleaner energy and conservation. Strictly in accordance with its guidelines and mandated procedures, the Index Provider includes stocks in the Underlying Index based on its evaluation. At its discretion, the Index Provider reviews the Underlying Index's components stocks quarterly or more often.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Clean Energy Industry Concentration Risk. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect the clean energy industry. In addition, intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts can significantly affect the clean energy industry. Risks associated with hazardous materials, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations can significantly affect this industry. Also, supply and demand for specific products or services, the supply and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions may affect this industry. Currently, certain valuation methods used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded publicly, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was (10.31)%. Best Quarter Worst Quarter 31.54% (1st Quarter 2006) (41.88)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Wilderhill Clean Energy Portfolio	Return Before Taxes	(50.07%)	(21.41%)	(14.84%)	Mar 3, 2005
PowerShares Wilderhill Clean Energy Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(50.40%)	(21.52%)	(14.93%)	Mar 3, 2005
PowerShares Wilderhill Clean Energy Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(32.50%)	(16.58%)	(11.54%)	Mar 3, 2005
PowerShares Wilderhill Clean Energy Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes	2.11%	(0.24%)	2.67%	Mar 3, 2005
PowerShares Wilderhill Clean Energy Portfolio WilderHill Clean Energy Index	WilderHill Clean Energy Index (reflects no deduction for fees, expenses or taxes)	(50.70%)	(22.16%)	(15.64%)	Mar 3, 2005
PowerShares Wilderhill Clean Energy Portfolio NASDAQ Composite Index	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	(1.79%)	1.52%	3.51%	Mar 3, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Wilderhill Clean Energy Portfolio (Prospectus Summary) | PowerShares Wilderhill Clean Energy Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares WilderHill Clean Energy Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares WilderHill Clean Energy Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and
		yield of the WilderHill Clean Energy Index (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 46% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's
		in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of companies engaged in the business of the advancement of cleaner energy and conservation that comprise the Underlying Index. As of the date of this
Prospectus, the Underlying Index was comprised of the stocks of approximately 56 companies that are publicly traded in the United States, and that WilderHill
(the "Index Provider") believes will substantially benefit from a societal transition toward the use of cleaner energy and conservation. Strictly in accordance with its guidelines and mandated procedures, the Index Provider includes stocks in the Underlying Index based on its evaluation. At its discretion, the Index Provider reviews the Underlying Index's components stocks quarterly or more often.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one
		industry or group of industries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Clean Energy Industry Concentration Risk. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect the clean energy industry. In addition, intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts can significantly affect the clean energy industry. Risks associated with hazardous materials, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations can significantly affect this industry. Also, supply and demand for specific products or services, the supply and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions may affect this industry. Currently, certain valuation methods used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded publicly, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was (10.31)%. Best Quarter Worst Quarter 31.54% (1st Quarter 2006) (41.88)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Fund Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Fund Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Fund Shares may exceed the Fund's returns before taxes
		and/or returns after taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Wilderhill Clean Energy Portfolio (Prospectus Summary) | PowerShares Wilderhill Clean Energy Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Wilderhill Clean Energy Portfolio (Prospectus Summary) | PowerShares Wilderhill Clean Energy Portfolio | WilderHill Clean Energy Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	WilderHill Clean Energy Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(50.70%)
5 Years	rr_AverageAnnualReturnYear05	(22.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(15.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Wilderhill Clean Energy Portfolio (Prospectus Summary) | PowerShares Wilderhill Clean Energy Portfolio | NASDAQ Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Wilderhill Clean Energy Portfolio (Prospectus Summary) | PowerShares Wilderhill Clean Energy Portfolio | PowerShares Wilderhill Clean Energy Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.70%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	237
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	937
Annual Return 2006	rr_AnnualReturn2006	7.52%
Annual Return 2007	rr_AnnualReturn2007	59.52%
Annual Return 2008	rr_AnnualReturn2008	(69.09%)
Annual Return 2009	rr_AnnualReturn2009	29.01%
Annual Return 2010	rr_AnnualReturn2010	(5.62%)
Annual Return 2011	rr_AnnualReturn2011	(50.07%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(10.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(41.88%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(50.07%)
5 Years	rr_AverageAnnualReturnYear05	(21.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.84%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Wilderhill Clean Energy Portfolio (Prospectus Summary) | PowerShares Wilderhill Clean Energy Portfolio | PowerShares Wilderhill Clean Energy Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(50.40%)
5 Years	rr_AverageAnnualReturnYear05	(21.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.93%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Wilderhill Clean Energy Portfolio (Prospectus Summary) | PowerShares Wilderhill Clean Energy Portfolio | PowerShares Wilderhill Clean Energy Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(32.50%)
5 Years	rr_AverageAnnualReturnYear05	(16.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Funds Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares WilderHill Progressive Energy Portfolio (Prospectus Summary) | PowerShares WilderHill Progressive Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio
Investment Objective
The PowerShares WilderHill Progressive Energy Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the WilderHill Progressive Energy Index (the "Underlying
Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares WilderHill Progressive Energy Portfolio
Management Fee		0.50%
Other Expenses		0.36%
Total Annual Fund Operating Expenses		0.86%
Fee Waivers and Expense Assumption	[1]	0.15%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.71%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares WilderHill Progressive Energy Portfolio	73	259	462	1,047

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 36% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of companies engaged principally in the progressive energy business that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Progressive Energy Index LLC ("Progressive Energy Index" or
the "Index Provider") includes the companies in the Underlying Index pursuant to a proprietary selection methodology. As of the date of this Prospectus, the
Underlying Index was composed of common stocks of approximately 52 companies that are publicly traded in the United States and engaged in a business or businesses that the Index Provider believes may substantially benefit from a societal shift toward the transitional energy technologies significant in improving the use of fossil fuels and nuclear power. The Index Provider includes stocks based on its evaluation. At its discretion, the Index Provider reviews the Underlying Index component stocks quarterly, or more often.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending can significantly affect companies in the energy sector.
Changes in government regulation, world events and economic conditions can affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Any such event could have serious consequences for the general population of the area affected and result in a material adverse impact on the Fund's portfolio securities and the performance of the Fund. The nuclear power plant catastrophe in Japan in March 2011 may have short-term and long-term effects on the nuclear energy industry, the extent of which are unknown.
Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the
Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the
Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 5.89%. Best Quarter Worst Quarter 31.96% (2nd Quarter 2009) (32.63)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares WilderHill Progressive Energy Portfolio	Return Before Taxes	(19.02%)	(2.15%)	(1.36%)	Oct 24, 2006
PowerShares WilderHill Progressive Energy Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(19.30%)	(2.36%)	(1.56%)	Oct 24, 2006
PowerShares WilderHill Progressive Energy Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(12.35%)	(1.93%)	(1.26%)	Oct 24, 2006
PowerShares WilderHill Progressive Energy Portfolio WilderHill Progressive Energy Index	WilderHill Progressive Energy Index (reflects no deduction for fees, expenses or taxes)	(19.05%)	(2.47%)	(1.67%)	Oct 24, 2006
PowerShares WilderHill Progressive Energy Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.40%	Oct 24, 2006
PowerShares WilderHill Progressive Energy Portfolio NASDAQ Composite Index	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)	(1.79%)	1.52%	2.05%	Oct 24, 2006

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares WilderHill Progressive Energy Portfolio (Prospectus Summary) | PowerShares WilderHill Progressive Energy Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares WilderHill Progressive Energy Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares WilderHill Progressive Energy Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the WilderHill Progressive Energy Index (the "Underlying
		Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 36% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of companies engaged principally in the progressive energy business that comprise the Underlying Index. Strictly in accordance with its guidelines and mandated procedures, Progressive Energy Index LLC ("Progressive Energy Index" or
the "Index Provider") includes the companies in the Underlying Index pursuant to a proprietary selection methodology. As of the date of this Prospectus, the
Underlying Index was composed of common stocks of approximately 52 companies that are publicly traded in the United States and engaged in a business or businesses that the Index Provider believes may substantially benefit from a societal shift toward the transitional energy technologies significant in improving the use of fossil fuels and nuclear power. The Index Provider includes stocks based on its evaluation. At its discretion, the Index Provider reviews the Underlying Index component stocks quarterly, or more often.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Energy Sector Risk. Changes in worldwide energy prices, exploration and production spending can significantly affect companies in the energy sector.
Changes in government regulation, world events and economic conditions can affect these companies. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. Any such event could have serious consequences for the general population of the area affected and result in a material adverse impact on the Fund's portfolio securities and the performance of the Fund. The nuclear power plant catastrophe in Japan in March 2011 may have short-term and long-term effects on the nuclear energy industry, the extent of which are unknown.
Commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, development of alternative energy sources, technological developments and labor relations also could affect companies in this sector.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Concentration Risk. A significant percentage of the Underlying Index is comprised of issuers in a single industry or sector of the economy. By focusing in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries and sectors of the economy. At times, such industry or sector may be out of favor and underperform other industries or sectors or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the
Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the
Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is
		available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 5.89%. Best Quarter Worst Quarter 31.96% (2nd Quarter 2009) (32.63)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares WilderHill Progressive Energy Portfolio (Prospectus Summary) | PowerShares WilderHill Progressive Energy Portfolio | WilderHill Progressive Energy Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	WilderHill Progressive Energy Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(19.05%)
5 Years	rr_AverageAnnualReturnYear05	(2.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares WilderHill Progressive Energy Portfolio (Prospectus Summary) | PowerShares WilderHill Progressive Energy Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares WilderHill Progressive Energy Portfolio (Prospectus Summary) | PowerShares WilderHill Progressive Energy Portfolio | NASDAQ Composite Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
5 Years	rr_AverageAnnualReturnYear05	1.52%
Since Inception	rr_AverageAnnualReturnSinceInception	2.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares WilderHill Progressive Energy Portfolio (Prospectus Summary) | PowerShares WilderHill Progressive Energy Portfolio | PowerShares WilderHill Progressive Energy Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.71%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	73
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	462
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,047
Annual Return 2007	rr_AnnualReturn2007	15.47%
Annual Return 2008	rr_AnnualReturn2008	(49.71%)
Annual Return 2009	rr_AnnualReturn2009	59.30%
Annual Return 2010	rr_AnnualReturn2010	19.71%
Annual Return 2011	rr_AnnualReturn2011	(19.02%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(32.63%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(19.02%)
5 Years	rr_AverageAnnualReturnYear05	(2.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.36%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares WilderHill Progressive Energy Portfolio (Prospectus Summary) | PowerShares WilderHill Progressive Energy Portfolio | PowerShares WilderHill Progressive Energy Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(19.30%)
5 Years	rr_AverageAnnualReturnYear05	(2.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.56%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006
PowerShares WilderHill Progressive Energy Portfolio (Prospectus Summary) | PowerShares WilderHill Progressive Energy Portfolio | PowerShares WilderHill Progressive Energy Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(1.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 24, 2006

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Dynamic Large Cap Growth Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Growth Portfolio
PowerShares Dynamic Large Cap Growth Portfolio
Investment Objective
The PowerShares Dynamic Large Cap Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Large Cap Growth IntellidexSM Index (the "Underlying
Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Dynamic Large Cap Growth Portfolio
Management Fees	0.50%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.61%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Large Cap Growth Portfolio	62	195	340	762

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of large capitalization companies that comprise the Underlying Intellidex. NYSE
Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") considers a company to be a large capitalization company if it falls within the Underlying Intellidex model, as described below. The Underlying Intellidex for PowerShares Dynamic
Large Cap Growth Portfolio is composed of 50 large capitalization U.S. growth stocks that, strictly in accordance with its guidelines and mandated procedures, the Intellidex Provider includes principally on the basis of their capital appreciation potential. The Intellidex Provider ranks the 2,000 largest U.S.
stocks (by market capitalization) traded on the NYSE, NYSE MKT and the NASDAQ for investment potential using a proprietary NYSE Arca Intellidex model.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Growth Investing Style Risk. The market values of "growth" securities may be more volatile than other types of investments. The returns on "growth"
securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Large Capitalization Company Risk. Companies with large market capitalizations may go in and out of favor based on market and economic conditions. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization
U.S. companies could trail the returns on investments in stocks of smaller companies.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers or expense assumptions, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes)
is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at
www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 11.97%. Best Quarter Worst Quarter 15.32% (3rd Quarter 2009) (26.06)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Large Cap Growth Portfolio	Return Before Taxes	0.09%	(0.09%)	1.72%	Mar 3, 2005
PowerShares Dynamic Large Cap Growth Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(0.22%)	(0.30%)	1.55%	Mar 3, 2005
PowerShares Dynamic Large Cap Growth Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	0.06%	(0.20%)	1.37%	Mar 3, 2005
PowerShares Dynamic Large Cap Growth Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	2.67%	Mar 3, 2005
PowerShares Dynamic Large Cap Growth Portfolio S&P 500 Growth Index	S&P 500 Growth Index (reflects no deduction for fees, expenses or taxes)	4.65%	2.38%	3.83%	Mar 3, 2005
PowerShares Dynamic Large Cap Growth Portfolio Russell 1000 ® Growth Index	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	2.64%	2.50%	4.17%	Mar 3, 2005
PowerShares Dynamic Large Cap Growth Portfolio Dynamic Large Cap Growth Intellidex SM Index	Dynamic Large Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	0.79%	0.60%	2.42%	Mar 3, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Large Cap Growth Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Large Cap Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Large Cap Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Large Cap Growth IntellidexSM Index (the "Underlying
		Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
		Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of large capitalization companies that comprise the Underlying Intellidex. NYSE
Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") considers a company to be a large capitalization company if it falls within the Underlying Intellidex model, as described below. The Underlying Intellidex for PowerShares Dynamic
Large Cap Growth Portfolio is composed of 50 large capitalization U.S. growth stocks that, strictly in accordance with its guidelines and mandated procedures, the Intellidex Provider includes principally on the basis of their capital appreciation potential. The Intellidex Provider ranks the 2,000 largest U.S.
stocks (by market capitalization) traded on the NYSE, NYSE MKT and the NASDAQ for investment potential using a proprietary NYSE Arca Intellidex model.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Growth Investing Style Risk. The market values of "growth" securities may be more volatile than other types of investments. The returns on "growth"
securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Large Capitalization Company Risk. Companies with large market capitalizations may go in and out of favor based on market and economic conditions. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization
U.S. companies could trail the returns on investments in stocks of smaller companies.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers or expense assumptions, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes)
is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at
		www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 11.97%. Best Quarter Worst Quarter 15.32% (3rd Quarter 2009) (26.06)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Large Cap Growth Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Growth Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Dynamic Large Cap Growth Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Growth Portfolio | S&P 500 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	4.65%
5 Years	rr_AverageAnnualReturnYear05	2.38%
Since Inception	rr_AverageAnnualReturnSinceInception	3.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Dynamic Large Cap Growth Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Growth Portfolio | Russell 1000 ® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.64%
5 Years	rr_AverageAnnualReturnYear05	2.50%
Since Inception	rr_AverageAnnualReturnSinceInception	4.17%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Dynamic Large Cap Growth Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Growth Portfolio | Dynamic Large Cap Growth Intellidex SM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Large Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	0.60%
Since Inception	rr_AverageAnnualReturnSinceInception	2.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Dynamic Large Cap Growth Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Growth Portfolio | PowerShares Dynamic Large Cap Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.11%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	340
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	762
Annual Return 2006	rr_AnnualReturn2006	5.49%
Annual Return 2007	rr_AnnualReturn2007	12.18%
Annual Return 2008	rr_AnnualReturn2008	(42.06%)
Annual Return 2009	rr_AnnualReturn2009	34.24%
Annual Return 2010	rr_AnnualReturn2010	14.00%
Annual Return 2011	rr_AnnualReturn2011	0.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.06%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	0.09%
5 Years	rr_AverageAnnualReturnYear05	(0.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Dynamic Large Cap Growth Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Growth Portfolio | PowerShares Dynamic Large Cap Growth Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(0.22%)
5 Years	rr_AverageAnnualReturnYear05	(0.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Dynamic Large Cap Growth Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Growth Portfolio | PowerShares Dynamic Large Cap Growth Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	(0.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005

PowerShares Dynamic Large Cap Value Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Value Portfolio
PowerShares Dynamic Large Cap Value Portfolio
Investment Objective
The PowerShares Dynamic Large Cap Value Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Large Cap Value IntellidexSM Index (the "Underlying
Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PowerShares Dynamic Large Cap Value Portfolio
Management Fees	0.50%
Other Expenses	0.09%
Total Annual Fund Operating Expenses	0.59%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Large Cap Value Portfolio	60	189	329	738

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of large capitalization companies that comprise the Underlying Intellidex. NYSE
Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") considers a company to be a large capitalization company if it falls within the Underlying Intellidex model, as described below. The Underlying Intellidex for PowerShares Dynamic
Large Cap Value Portfolio is composed of 50 large capitalization U.S. value stocks that, strictly in accordance with its guidelines and mandated procedures, the Intellidex Provider included principally on the basis of their capital appreciation potential. The Intellidex Provider ranks the 2,000 largest U.S.
stocks (by market capitalization) traded on the NYSE, NYSE MKT and the NASDAQ for investment potential using a proprietary NYSE Arca Intellidex model.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Value Investing Style Risk. "Value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and, at times, may be lower or higher than that of other types of investments.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Large Capitalization Company Risk. Companies with large market capitalizations may go in and out of favor based on market and economic conditions. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization
U.S. companies could trail the returns on investments in stocks of smaller companies.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers or expense assumptions, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at
www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.48%. Best Quarter Worst Quarter 14.96% (2nd Quarter 2009) (14.17)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Large Cap Value Portfolio	Return Before Taxes	6.27%	1.84%	5.93%	Mar 3, 2005
PowerShares Dynamic Large Cap Value Portfolio After Taxes on Distributions	Return After Taxes on Distributions	5.43%	1.01%	5.16%	Mar 3, 2005
PowerShares Dynamic Large Cap Value Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	4.05%	1.07%	4.67%	Mar 3, 2005
PowerShares Dynamic Large Cap Value Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	2.67%	Mar 3, 2005
PowerShares Dynamic Large Cap Value Portfolio S&P 500 Value Index	S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	(0.48%)	(2.96%)	1.41%	Mar 3, 2005
PowerShares Dynamic Large Cap Value Portfolio Dynamic Large Cap Value Intellidex SM Index	Dynamic Large Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	6.96%	2.53%	6.67%	Mar 3, 2005
PowerShares Dynamic Large Cap Value Portfolio Russell 1000 ® Value Index	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.63%)	1.70%	Mar 3, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Dynamic Large Cap Value Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Dynamic Large Cap Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Dynamic Large Cap Value Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Large Cap Value IntellidexSM Index (the "Underlying
		Intellidex").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
		Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of large capitalization companies that comprise the Underlying Intellidex. NYSE
Arca, Inc. ("NYSE Arca" or the "Intellidex Provider") considers a company to be a large capitalization company if it falls within the Underlying Intellidex model, as described below. The Underlying Intellidex for PowerShares Dynamic
Large Cap Value Portfolio is composed of 50 large capitalization U.S. value stocks that, strictly in accordance with its guidelines and mandated procedures, the Intellidex Provider included principally on the basis of their capital appreciation potential. The Intellidex Provider ranks the 2,000 largest U.S.
stocks (by market capitalization) traded on the NYSE, NYSE MKT and the NASDAQ for investment potential using a proprietary NYSE Arca Intellidex model.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Value Investing Style Risk. "Value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and, at times, may be lower or higher than that of other types of investments.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Large Capitalization Company Risk. Companies with large market capitalizations may go in and out of favor based on market and economic conditions. Although larger companies tend to be less volatile than companies with smaller market capitalizations, returns on investments in securities of large capitalization
U.S. companies could trail the returns on investments in stocks of smaller companies.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers or expense assumptions, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at
		www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.48%. Best Quarter Worst Quarter 14.96% (2nd Quarter 2009) (14.17)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
		401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Dynamic Large Cap Value Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Value Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Dynamic Large Cap Value Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Value Portfolio | S&P 500 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.48%)
5 Years	rr_AverageAnnualReturnYear05	(2.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Dynamic Large Cap Value Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Value Portfolio | Dynamic Large Cap Value Intellidex SM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Large Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	6.96%
5 Years	rr_AverageAnnualReturnYear05	2.53%
Since Inception	rr_AverageAnnualReturnSinceInception	6.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Dynamic Large Cap Value Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Value Portfolio | Russell 1000 ® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Dynamic Large Cap Value Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Value Portfolio | PowerShares Dynamic Large Cap Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	189
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	329
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	738
Annual Return 2006	rr_AnnualReturn2006	24.39%
Annual Return 2007	rr_AnnualReturn2007	5.53%
Annual Return 2008	rr_AnnualReturn2008	(27.73%)
Annual Return 2009	rr_AnnualReturn2009	19.19%
Annual Return 2010	rr_AnnualReturn2010	13.39%
Annual Return 2011	rr_AnnualReturn2011	6.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.48%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.17%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	6.27%
5 Years	rr_AverageAnnualReturnYear05	1.84%
Since Inception	rr_AverageAnnualReturnSinceInception	5.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Dynamic Large Cap Value Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Value Portfolio | PowerShares Dynamic Large Cap Value Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	5.43%
5 Years	rr_AverageAnnualReturnYear05	1.01%
Since Inception	rr_AverageAnnualReturnSinceInception	5.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Dynamic Large Cap Value Portfolio (Prospectus Summary) | PowerShares Dynamic Large Cap Value Portfolio | PowerShares Dynamic Large Cap Value Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.05%
5 Years	rr_AverageAnnualReturnYear05	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	4.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005

PowerShares Zacks Micro Cap Portfolio (Prospectus Summary) | PowerShares Zacks Micro Cap Portfolio
PowerShares Zacks Micro Cap Portfolio
Investment Objective
The PowerShares Zacks Micro Cap Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Zacks Micro Cap IndexTM (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Zacks Micro Cap Portfolio
Management Fees		0.50%
Other Expenses		0.42%
Acquired Fund Fees and Expenses	[1]	0.21%
Total Annual Fund Operating Expenses		1.13%
Fee Waivers and Expense Assumption	[2]	0.22%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2]	0.91%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Zacks Micro Cap Portfolio	93	337	601	1,355

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of micro capitalization companies that comprise the Underlying Index. Zacks
Investment Research ("Zacks" or the "Index Provider") considers a company to be a micro capitalization company if it falls within the Underlying Index model, as described below. As of June 30, 2012, the Underlying Index was composed of approximately 400 U.S. stocks that, strictly in accordance with its guidelines and mandated procedures, Zack's includes from a universe of 7,000 domestic companies. For the purpose of constituent selection, the micro capitalization subset is defined relative to the entire investable universe of stocks, with the upper threshold equal to 0.15% of the capitalization of the largest capitalization domestic company at the time of selection (currently approximately $800 million)
and a minimum capitalization of approximately 0.015% of the largest capitalization domestic company (currently approximately $80 million).

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Micro Capitalization Company Risk. Investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations than stocks with larger capitalization. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth. In addition, less public information may be available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, the Fund may take a long time before it realizes a gain, if any, on an investment in a micro capitalization company.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers or expense assumptions, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes)
is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 9.68%. Best Quarter Worst Quarter 20.88% (2nd Quarter 2009) (29.12)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and
may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of
Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Zacks Micro Cap Portfolio	Return Before Taxes	(13.95%)	(9.76%)	(4.94%)	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(14.30%)	(10.06%)	(5.21%)	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(9.07%)	(8.16%)	(4.24%)	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	2.62%	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio Zacks Micro Cap IndexTM	Zacks Micro Cap IndexTM (reflects no deduction for fees, expenses or taxes)	(14.58%)	(10.28%)	5.44%	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio Russell Microcap® Index	Russell Microcap® Index (reflects no deduction for fees, expenses or taxes)	(9.27%)	(3.75%)	(0.05%)	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio Dow Jones Select Micro Cap Index	Dow Jones Select Micro Cap Index (reflects no deduction for fees, expenses or taxes)	(8.15%)	(2.07%)	1.67%	Aug 18, 2005

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Zacks Micro Cap Portfolio (Prospectus Summary) | PowerShares Zacks Micro Cap Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Zacks Micro Cap Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Zacks Micro Cap Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of
		the Zacks Micro Cap IndexTM (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 67% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the
		Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	67.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy
		and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of micro capitalization companies that comprise the Underlying Index. Zacks
Investment Research ("Zacks" or the "Index Provider") considers a company to be a micro capitalization company if it falls within the Underlying Index model, as described below. As of June 30, 2012, the Underlying Index was composed of approximately 400 U.S. stocks that, strictly in accordance with its guidelines and mandated procedures, Zack's includes from a universe of 7,000 domestic companies. For the purpose of constituent selection, the micro capitalization subset is defined relative to the entire investable universe of stocks, with the upper threshold equal to 0.15% of the capitalization of the largest capitalization domestic company at the time of selection (currently approximately $800 million)
and a minimum capitalization of approximately 0.015% of the largest capitalization domestic company (currently approximately $80 million).

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate
		its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Micro Capitalization Company Risk. Investments in the securities of micro capitalization companies involve substantially greater risks of loss and price fluctuations than stocks with larger capitalization. Micro capitalization companies carry additional risks because their earnings and revenues tend to be less predictable (and some companies may experience significant losses), their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro capitalization companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and they may lack management depth. In addition, less public information may be available about these companies. The shares of micro capitalization companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, the Fund may take a long time before it realizes a gain, if any, on an investment in a micro capitalization company.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers or expense assumptions, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes)
is not necessarily indicative of how the Fund will perform in the future.
		Updated performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The table below the bar chart shows the Fund's average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 9.68%. Best Quarter Worst Quarter 20.88% (2nd Quarter 2009) (29.12)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and
may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k)
plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of
Shares may exceed the Fund's returns before taxes and/or returns after taxes on
		distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Zacks Micro Cap Portfolio (Prospectus Summary) | PowerShares Zacks Micro Cap Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio (Prospectus Summary) | PowerShares Zacks Micro Cap Portfolio | Zacks Micro Cap IndexTM
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Zacks Micro Cap IndexTM (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.58%)
5 Years	rr_AverageAnnualReturnYear05	(10.28%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio (Prospectus Summary) | PowerShares Zacks Micro Cap Portfolio | Russell Microcap® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Microcap® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.27%)
5 Years	rr_AverageAnnualReturnYear05	(3.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.05%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio (Prospectus Summary) | PowerShares Zacks Micro Cap Portfolio | Dow Jones Select Micro Cap Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dow Jones Select Micro Cap Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(8.15%)
5 Years	rr_AverageAnnualReturnYear05	(2.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio (Prospectus Summary) | PowerShares Zacks Micro Cap Portfolio | PowerShares Zacks Micro Cap Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.91%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	93
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,355
Annual Return 2006	rr_AnnualReturn2006	17.95%
Annual Return 2007	rr_AnnualReturn2007	(13.72%)
Annual Return 2008	rr_AnnualReturn2008	(41.24%)
Annual Return 2009	rr_AnnualReturn2009	11.51%
Annual Return 2010	rr_AnnualReturn2010	23.03%
Annual Return 2011	rr_AnnualReturn2011	(13.95%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.68%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.12%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(13.95%)
5 Years	rr_AverageAnnualReturnYear05	(9.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio (Prospectus Summary) | PowerShares Zacks Micro Cap Portfolio | PowerShares Zacks Micro Cap Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(14.30%)
5 Years	rr_AverageAnnualReturnYear05	(10.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2005
PowerShares Zacks Micro Cap Portfolio (Prospectus Summary) | PowerShares Zacks Micro Cap Portfolio | PowerShares Zacks Micro Cap Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(9.07%)
5 Years	rr_AverageAnnualReturnYear05	(8.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug 18, 2005

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013 and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Large Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Growth Portfolio
PowerShares Fundamental Pure Large Growth Portfolio
Investment Objective
The PowerShares Fundamental Pure Large Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Large Growth Index (the "Underlying
Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Large Growth Portfolio
Management Fees		0.29%
Other Expenses		7.40%
Total Annual Fund Operating Expenses		7.69%
Fee Waivers and Expense Assumption	[1]	7.30%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.39%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the
Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Fundamental Pure Large Growth Portfolio	40	1,606	3,089	6,460

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the period from the Fund's commencement of operations (June 16, 2011) through the fiscal year ending April 30, 2012, the
Fund's portfolio turnover was 3% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "large growth" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index
Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its existing guidelines and mandated procedures, the Index
Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. The Index Provider calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider divides the "large" size group further into "growth," "core" or "value" subsets based on the Fundamental Index®
methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "large" and "growth."
The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally large" companies. The Fund considers "fundamentally large"
companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds also could include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.
Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its net assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of
"fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies or other large companies based on market capitalization.

Growth Risk. The market values of "growth" securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The Fund commenced operations on June 16, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has a full calendar year of performance, the Fund will present total return information, which also is accessible on the Fund's website at www.InvescoPowerShares.com and provides some indication of the risks of investing in the Fund.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Fundamental Pure Large Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Fundamental Pure Large Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Fundamental Pure Large Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Large Growth Index (the "Underlying
Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the period from the Fund's commencement of operations (June 16, 2011) through the fiscal year ending April 30, 2012, the
Fund's portfolio turnover was 3% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the
Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "large growth" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index
Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its existing guidelines and mandated procedures, the Index
Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. The Index Provider calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider divides the "large" size group further into "growth," "core" or "value" subsets based on the Fundamental Index®
methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "large" and "growth."
The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally large" companies. The Fund considers "fundamentally large"
companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds also could include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.
Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its net assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its net assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of
"fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies or other large companies based on market capitalization.

Growth Risk. The market values of "growth" securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on June 16, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has a full calendar year of performance, the Fund will present total return information, which also is accessible on the Fund's website at www.InvescoPowerShares.com and provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on June 16, 2011 and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares Fundamental Pure Large Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Growth Portfolio | PowerShares Fundamental Pure Large Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	7.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.69%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(7.30%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,606
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,089
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,460

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio
PowerShares Fundamental Pure Large Core Portfolio
Investment Objective
The PowerShares Fundamental Pure Large Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Large Core Index (the "Underlying
Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Large Core Portfolio
Management Fees		0.29%
Other Expenses		0.57%
Total Annual Fund Operating Expenses	[1]	0.86%
Fee Waivers and Expense Assumption	[2]	0.47%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1][2]	0.39%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Fundamental Pure Large Core Portfolio	40	227	431	1,017

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 58% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "large core" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index
Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small"
size group. The Index Provider further divides the "large" size group into
"growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "large" and "core." The
Fund generally will invest at least 80% of its total assets in common stocks of
"fundamentally large" companies. The Fund considers "fundamentally large"
companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds also could include some stocks that, based on their classification, would be considered
"growth" or "value," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "core" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of
"fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies or other large companies based on market capitalization.

Core Risk. The returns on "core" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 9.64%. Best Quarter Worst Quarter 12.44% (2nd Quarter 2009) (18.98)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label		1 Year	5 Years	Since Inception	Inception Date
PowerShares Fundamental Pure Large Core Portfolio	Return Before Taxes		2.71%	0.54%	0.88%	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio After Taxes on Distributions	Return After Taxes on Distributions		1.92%	0.01%	0.35%	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		1.75%	0.14%	0.44%	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio RAFI ® Fundamental Large Core Index	RAFI® Fundamental Large Core Index (reflects no deduction for fees, expenses or taxes)	[1]
PowerShares Fundamental Pure Large Core Portfolio Russell Top 200® Index	Russell Top 200® Index (reflects no deduction for fees, expenses or taxes)		2.82%	(0.55%)	(0.15%)	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio Dynamic Large Cap IntellidexSM Index	Dynamic Large Cap IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]	4.62%	1.48%	1.83%	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio Blended-RAFI® Fundamental Large Core Index	Blended-RAFI® Fundamental Large Core Index (reflects no deduction for fees, expenses or taxes)	[2]	3.30%	1.23%	1.57%	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	0.08%	Dec 1, 2006
[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Large Cap IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Large Core Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended- RAFI® Fundamental Large Core Index" is comprised of the performance of the Dynamic Large Cap IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Large Core Index starting at the conversion date and through December 31, 2011.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Fundamental Pure Large Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Fundamental Pure Large Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Large Core Index (the "Underlying
		Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 58% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of
		the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "large core" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index
Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small"
size group. The Index Provider further divides the "large" size group into
"growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "large" and "core." The
Fund generally will invest at least 80% of its total assets in common stocks of
"fundamentally large" companies. The Fund considers "fundamentally large"
companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds also could include some stocks that, based on their classification, would be considered
"growth" or "value," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "core" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of
"fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies or other large companies based on market capitalization.

Core Risk. The returns on "core" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 9.64%. Best Quarter Worst Quarter 12.44% (2nd Quarter 2009) (18.98)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
		401(k) plans or individual retirement accounts.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio | RAFI ® Fundamental Large Core Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RAFI® Fundamental Large Core Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio | Russell Top 200® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Top 200® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	(0.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio | Dynamic Large Cap IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Large Cap IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	4.62%
5 Years	rr_AverageAnnualReturnYear05	1.48%
Since Inception	rr_AverageAnnualReturnSinceInception	1.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio | Blended-RAFI® Fundamental Large Core Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended-RAFI® Fundamental Large Core Index (reflects no deduction for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	1.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio | PowerShares Fundamental Pure Large Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[3]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	227
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	431
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,017
Annual Return 2007	rr_AnnualReturn2007	9.46%
Annual Return 2008	rr_AnnualReturn2008	(33.34%)
Annual Return 2009	rr_AnnualReturn2009	20.25%
Annual Return 2010	rr_AnnualReturn2010	13.99%
Annual Return 2011	rr_AnnualReturn2011	2.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.64%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.98%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.71%
5 Years	rr_AverageAnnualReturnYear05	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	0.88%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio | PowerShares Fundamental Pure Large Core Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.92%
5 Years	rr_AverageAnnualReturnYear05	0.01%
Since Inception	rr_AverageAnnualReturnSinceInception	0.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Large Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Core Portfolio | PowerShares Fundamental Pure Large Core Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.14%
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006

[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Large Cap IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Large Core Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended- RAFI® Fundamental Large Core Index" is comprised of the performance of the Dynamic Large Cap IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Large Core Index starting at the conversion date and through December 31, 2011.
[3]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[4]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Large Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Value Portfolio
PowerShares Fundamental Pure Large Value Portfolio
Investment Objective
The PowerShares Fundamental Pure Large Value Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Large Value Index (the "Underlying
Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Large Value Portfolio
Management Fees		0.29%
Other Expenses		2.58%
Total Annual Fund Operating Expenses		2.87%
Fee Waivers and Expense Assumption	[1]	2.48%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1]	0.39%
[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Fundamental Pure Large Value Portfolio	40	653	1,293	3,015

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the period from the Fund's commencement of operations (June 16, 2011) through the fiscal year ending April 30, 2012, the
Fund's portfolio turnover rate was 2% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the component securities that compose the Underlying Index. The Underlying Index is comprised of common stocks of "large value" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index
Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. The Index Provider calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider ranks each common stock by its fundamental weight and, based on this ranking, divides common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top
70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider divides the "large" size group further into "growth," "core" or "value" subsets based on the Fundamental Index®
methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "large" and "value."
The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally large" companies. The Fund considers "fundamentally large"
companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "value." Although "value" funds also could include some stocks that, based on their classification, would be considered
"growth" or "core," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "value" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its net assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of
"fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies or other large companies based on market capitalization.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Value Risk. "Value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The Fund commenced operations on June 16, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has a full calendar year of performance, the Fund will present total return information, which also is accessible on the Fund's website at www.InvescoPowerShares.com and provides some indication of the risks of investing in the Fund.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Fundamental Pure Large Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Fundamental Pure Large Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Fundamental Pure Large Value Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Large Value Index (the "Underlying
Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the period from the Fund's commencement of operations (June 16, 2011) through the fiscal year ending April 30, 2012, the
Fund's portfolio turnover rate was 2% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	2.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the component securities that compose the Underlying Index. The Underlying Index is comprised of common stocks of "large value" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index
Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. The Index Provider calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider ranks each common stock by its fundamental weight and, based on this ranking, divides common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top
70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider divides the "large" size group further into "growth," "core" or "value" subsets based on the Fundamental Index®
methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "large" and "value."
The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally large" companies. The Fund considers "fundamentally large"
companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "value." Although "value" funds also could include some stocks that, based on their classification, would be considered
"growth" or "core," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "value" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its net assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its net assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

"Fundamentally Large" Company Risk. Returns on investments in common stocks of
"fundamentally large" U.S. companies could trail the returns on investments in common stocks of smaller companies or other large companies based on market capitalization.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Value Risk. "Value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund commenced operations on June 16, 2011 and therefore does not have performance history for a full calendar year. Once the Fund has a full calendar year of performance, the Fund will present total return information, which also is accessible on the Fund's website at www.InvescoPowerShares.com and provides some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund commenced operations on June 16, 2011 and therefore does not have performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
PowerShares Fundamental Pure Large Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Large Value Portfolio | PowerShares Fundamental Pure Large Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	2.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.87%
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(2.48%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	653
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,293
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,015

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, offering costs, brokerage commissions and other trading expenses, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio
PowerShares Fundamental Pure Mid Growth Portfolio
Investment Objective
The PowerShares Fundamental Pure Mid Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Mid Growth Index (the "Underlying
Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Mid Growth Portfolio
Management Fees		0.29%
Other Expenses		0.23%
Total Annual Fund Operating Expenses	[1]	0.52%
Fee Waivers and Expense Assumption	[2]	0.13%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1][2]	0.39%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Fundamental Pure Mid Growth Portfolio	40	154	278	640

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 75% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid growth" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index
Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small"
size group. The Index Provider further divides the "mid" size group into
"growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "mid" and "growth." The
Fund generally will invest at least 80% of its total assets in common stocks of
"fundamentally mid" companies. The Fund considers "fundamentally mid" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds also could include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

"Fundamentally Mid-Sized" Company Risk. Investing in common stocks of
"fundamentally mid-sized" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid-sized"
companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Growth Risk. The market values of "growth" securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.04%. Best Quarter Worst Quarter 17.26% (4th Quarter 2010) (24.14)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label		1 Year	5 Years	Since Inception	Inception Date
PowerShares Fundamental Pure Mid Growth Portfolio	Return Before Taxes		(5.92%)	1.46%	4.73%	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio After Taxes on Distributions	Return After Taxes on Distributions		(6.03%)	1.41%	4.66%	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		(3.85%)	1.22%	4.06%	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	2.67%	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio RAFI ® Fundamental Mid Growth Index	RAFI® Fundamental Mid Growth Index (reflects no deduction for fees, expenses or taxes)	[1]
PowerShares Fundamental Pure Mid Growth Portfolio S&P Mid Cap 400 Growth Index	S&P Mid Cap 400 Growth Index (reflects no deduction for fees, expenses or taxes)		(0.94%)	5.25%	6.37%	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio Blended-RAFI ® Fundamental Mid Growth Index	Blended-RAFI® Fundamental Mid Growth Index (reflects no deduction for fees, expenses or taxes)	[2]	(5.43%)	(3.52%)	5.45%	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio Russell Midcap ® Growth Index	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)		(1.65%)	2.43%	5.00%	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio Dynamic Mid Cap Growth Intellidex SM Index	Dynamic Mid Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]	(2.93%)	2.68%	5.86%	Mar 3, 2005
[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap Growth IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Mid Growth Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended-RAFI® Fundamental Mid Growth Index" is comprised of the performance of the Dynamic Mid Cap Growth IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Mid Growth Index starting at the conversion date and through December 31, 2011.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Fundamental Pure Mid Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Fundamental Pure Mid Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Mid Growth Index (the "Underlying
		Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 75% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of
		the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid growth" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index
Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small"
size group. The Index Provider further divides the "mid" size group into
"growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "mid" and "growth." The
Fund generally will invest at least 80% of its total assets in common stocks of
"fundamentally mid" companies. The Fund considers "fundamentally mid" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds also could include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

"Fundamentally Mid-Sized" Company Risk. Investing in common stocks of
"fundamentally mid-sized" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid-sized"
companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Growth Risk. The market values of "growth" securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.04%. Best Quarter Worst Quarter 17.26% (4th Quarter 2010) (24.14)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio | RAFI ® Fundamental Mid Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RAFI® Fundamental Mid Growth Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio | S&P Mid Cap 400 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Mid Cap 400 Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(0.94%)
5 Years	rr_AverageAnnualReturnYear05	5.25%
Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio | Blended-RAFI ® Fundamental Mid Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended-RAFI® Fundamental Mid Growth Index (reflects no deduction for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	(5.43%)
5 Years	rr_AverageAnnualReturnYear05	(3.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio | Russell Midcap ® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.65%)
5 Years	rr_AverageAnnualReturnYear05	2.43%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio | Dynamic Mid Cap Growth Intellidex SM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Mid Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(2.93%)
5 Years	rr_AverageAnnualReturnYear05	2.68%
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio | PowerShares Fundamental Pure Mid Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%	[3]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	154
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	278
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	640
Annual Return 2006	rr_AnnualReturn2006	9.46%
Annual Return 2007	rr_AnnualReturn2007	27.55%
Annual Return 2008	rr_AnnualReturn2008	(43.92%)
Annual Return 2009	rr_AnnualReturn2009	23.32%
Annual Return 2010	rr_AnnualReturn2010	29.56%
Annual Return 2011	rr_AnnualReturn2011	(5.92%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.14%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.92%)
5 Years	rr_AverageAnnualReturnYear05	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	4.73%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio | PowerShares Fundamental Pure Mid Growth Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(6.03%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	4.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Growth Portfolio | PowerShares Fundamental Pure Mid Growth Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.85%)
5 Years	rr_AverageAnnualReturnYear05	1.22%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005

[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap Growth IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Mid Growth Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended-RAFI® Fundamental Mid Growth Index" is comprised of the performance of the Dynamic Mid Cap Growth IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Mid Growth Index starting at the conversion date and through December 31, 2011.
[3]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[4]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio
PowerShares Fundamental Pure Mid Core Portfolio
Investment Objective
The PowerShares Fundamental Pure Mid Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Mid Core Index (the "Underlying
Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Mid Core Portfolio
Management Fees		0.29%
Other Expenses		0.69%
Total Annual Fund Operating Expenses	[1]	0.98%
Fee Waivers and Expense Assumption	[2]	0.59%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1][2]	0.39%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Fundamental Pure Mid Core Portfolio	40	253	484	1,148

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 83% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid core" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index Provider")
classifies based on the its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small"
size group. The Index Provider further divides the "mid" size group into
"growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "mid" and "core." The
Fund generally will invest at least 80% of its total assets in common stocks of
"fundamentally mid" companies. The Fund considers "fundamentally mid" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds also could include some stocks that, based on their classification, would be considered
"growth" or "value," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "core" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

"Fundamentally Mid-sized" Company Risk. Investing in common stocks of
"fundamentally mid-sized" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid-sized"
companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Core Risk. The returns on "core" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 4.18%. Best Quarter Worst Quarter 16.57% (3rd Quarter 2009) (23.24)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label		1 Year	5 Years	Since Inception	Inception Date
PowerShares Fundamental Pure Mid Core Portfolio	Return Before Taxes		(1.32%)	(0.40%)	(0.11%)	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio After Taxes on Distributions	Return After Taxes on Distributions		(1.68%)	(0.68%)	(0.40%)	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		(0.86%)	(0.50%)	(0.27%)	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio RAFI® Fundamental Mid Core Index	RAFI® Fundamental Mid Core Index (reflects no deduction for fees, expenses or taxes)	[1]
PowerShares Fundamental Pure Mid Core Portfolio S&P Mid Cap 400® Index	S&P Mid Cap 400® Index (reflects no deduction for fees, expenses or taxes)		(1.73%)	3.31%	3.16%	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio Russell Midcap® Index	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)		(1.54%)	1.41%	1.44%	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio Dynamic Mid Cap IntellidexSM Index	Dynamic Mid Cap IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]	(3.06%)	(0.19%)	0.09%	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio Blended-RAFI® Fundamental Mid Core Index	Blended-RAFI® Fundamental Mid Core Index (reflects no deduction for fees, expenses or taxes)	[2]	(0.69%)	(1.34%)	0.57%	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.09%	(0.24%)	0.08%	Dec 1, 2006
[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Mid Core Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended-RAFI® Fundamental Mid Core Index" is comprised of the performance of the Dynamic Mid Cap IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Mid Core Index starting at the conversion date and through December 31, 2011.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Fundamental Pure Mid Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Fundamental Pure Mid Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Mid Core Index (the "Underlying
		Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 83% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of
		the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors
		may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid core" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index Provider")
classifies based on the its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small"
size group. The Index Provider further divides the "mid" size group into
"growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "mid" and "core." The
Fund generally will invest at least 80% of its total assets in common stocks of
"fundamentally mid" companies. The Fund considers "fundamentally mid" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds also could include some stocks that, based on their classification, would be considered
"growth" or "value," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "core" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

"Fundamentally Mid-sized" Company Risk. Investing in common stocks of
"fundamentally mid-sized" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid-sized"
companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Core Risk. The returns on "core" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 4.18%. Best Quarter Worst Quarter 16.57% (3rd Quarter 2009) (23.24)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio | RAFI® Fundamental Mid Core Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RAFI® Fundamental Mid Core Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio | S&P Mid Cap 400® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Mid Cap 400® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.73%)
5 Years	rr_AverageAnnualReturnYear05	3.31%
Since Inception	rr_AverageAnnualReturnSinceInception	3.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio | Russell Midcap® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.54%)
5 Years	rr_AverageAnnualReturnYear05	1.41%
Since Inception	rr_AverageAnnualReturnSinceInception	1.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio | Dynamic Mid Cap IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Mid Cap IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(3.06%)
5 Years	rr_AverageAnnualReturnYear05	(0.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio | Blended-RAFI® Fundamental Mid Core Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended-RAFI® Fundamental Mid Core Index (reflects no deduction for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	(0.69%)
5 Years	rr_AverageAnnualReturnYear05	(1.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.09%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio | PowerShares Fundamental Pure Mid Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.69%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%	[3]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	253
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	484
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,148
Annual Return 2007	rr_AnnualReturn2007	6.22%
Annual Return 2008	rr_AnnualReturn2008	(40.46%)
Annual Return 2009	rr_AnnualReturn2009	29.92%
Annual Return 2010	rr_AnnualReturn2010	20.88%
Annual Return 2011	rr_AnnualReturn2011	(1.32%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.18%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.24%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.32%)
5 Years	rr_AverageAnnualReturnYear05	(0.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio | PowerShares Fundamental Pure Mid Core Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.68%)
5 Years	rr_AverageAnnualReturnYear05	(0.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.40%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Mid Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Core Portfolio | PowerShares Fundamental Pure Mid Core Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
5 Years	rr_AverageAnnualReturnYear05	(0.50%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006

[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Mid Core Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended-RAFI® Fundamental Mid Core Index" is comprised of the performance of the Dynamic Mid Cap IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Mid Core Index starting at the conversion date and through December 31, 2011.
[3]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[4]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio
PowerShares Fundamental Pure Mid Value Portfolio
Investment Objective
The PowerShares Fundamental Pure Mid Value Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Mid Value Index (the "Underlying
Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Mid Value Portfolio
Management Fees		0.29%
Other Expenses		0.47%
Total Annual Fund Operating Expenses	[1]	0.76%
Fee Waivers and Expense Assumption	[2]	0.37%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1][2]	0.39%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Fundamental Pure Mid Value Portfolio	40	206	386	908

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 83% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid value" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index Provider")
classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word
"Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index
Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid"
and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the
"mid" size group, and the final 10% comprise the "small" size group. The Index
Provider further divides the "mid" size group into "growth," "core" or "value"
subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The
Underlying Index is composed only of those common stocks that the Index Provider classifies as both "mid" and "value." The Fund generally will invest at least
80% of its total assets in common stocks of "fundamentally mid" companies. The
Fund considers "fundamentally mid" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "value." Although "value" funds also could include some stocks that, based on their classification, would be considered
"growth" or "core," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "value" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

"Fundamentally Mid-Sized" Company Risk. Investing in common stocks of
"fundamentally mid-sized" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid-sized"
companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Risk. "Value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.87%. Best Quarter Worst Quarter 18.56% (2nd Quarter 2009) (21.46)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label		1 Year	5 Years	Since Inception	Inception Date
PowerShares Fundamental Pure Mid Value Portfolio	Return Before Taxes		(1.12%)	(2.22%)	1.81%	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio After Taxes on Distributions	Return After Taxes on Distributions		(1.53%)	(2.74%)	1.27%	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		(0.73%)	(2.17%)	1.23%	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	2.67%	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio RAFI ® Fundamental Mid Value Index	RAFI® Fundamental Mid Value Index (reflects no deduction for fees, expenses or taxes)	[1]
PowerShares Fundamental Pure Mid Value Portfolio Russell MidCap Value ® Index	Russell MidCap Value® Index (reflects no deduction for fees, expenses or taxes)		(1.38%)	0.03%	4.26%	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio Dynamic Mid Cap Value Intellidex SM Index	Dynamic Mid Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]	0.39%	(1.36%)	2.72%	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio Blended-RAFI ® Fundamental Mid Value Index	Blended-RAFI® Fundamental Mid Value Index (reflects no deduction for fees, expenses or taxes)	[2]	(0.49%)	(1.54%)	2.59%	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio S&P Mid Cap 400 Value Index	S&P Mid Cap 400 Value Index (reflects no deduction for fees, expenses or taxes)		(2.43%)	1.38%	4.53%	Mar 3, 2005
[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap Value IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Mid Value Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended-RAFI® Fundamental Mid Value Index" is comprised of the performance of the Dynamic Mid Cap Value IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Mid Value Index starting at the conversion date and through December 31, 2011.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Fundamental Pure Mid Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Fundamental Pure Mid Value Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Mid Value Index (the "Underlying
		Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 83% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of
		the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense
Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that
		investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "mid value" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index Provider")
classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word
"Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index
Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid"
and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the
"mid" size group, and the final 10% comprise the "small" size group. The Index
Provider further divides the "mid" size group into "growth," "core" or "value"
subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The
Underlying Index is composed only of those common stocks that the Index Provider classifies as both "mid" and "value." The Fund generally will invest at least
80% of its total assets in common stocks of "fundamentally mid" companies. The
Fund considers "fundamentally mid" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "value." Although "value" funds also could include some stocks that, based on their classification, would be considered
"growth" or "core," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "value" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

"Fundamentally Mid-Sized" Company Risk. Investing in common stocks of
"fundamentally mid-sized" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies. These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally mid-sized"
companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Value Risk. "Value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.87%. Best Quarter Worst Quarter 18.56% (2nd Quarter 2009) (21.46)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio | RAFI ® Fundamental Mid Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RAFI® Fundamental Mid Value Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio | Russell MidCap Value ® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell MidCap Value® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	0.03%
Since Inception	rr_AverageAnnualReturnSinceInception	4.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio | Dynamic Mid Cap Value Intellidex SM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Mid Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(1.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio | Blended-RAFI ® Fundamental Mid Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended-RAFI® Fundamental Mid Value Index (reflects no deduction for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	(0.49%)
5 Years	rr_AverageAnnualReturnYear05	(1.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio | S&P Mid Cap 400 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Mid Cap 400 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.43%)
5 Years	rr_AverageAnnualReturnYear05	1.38%
Since Inception	rr_AverageAnnualReturnSinceInception	4.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio | PowerShares Fundamental Pure Mid Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[3]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-30
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	206
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	386
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	908
Annual Return 2006	rr_AnnualReturn2006	14.32%
Annual Return 2007	rr_AnnualReturn2007	0.32%
Annual Return 2008	rr_AnnualReturn2008	(37.42%)
Annual Return 2009	rr_AnnualReturn2009	25.90%
Annual Return 2010	rr_AnnualReturn2010	14.35%
Annual Return 2011	rr_AnnualReturn2011	(1.12%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.87%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.56%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.46%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.12%)
5 Years	rr_AverageAnnualReturnYear05	(2.22%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio | PowerShares Fundamental Pure Mid Value Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.53%)
5 Years	rr_AverageAnnualReturnYear05	(2.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.27%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Mid Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Mid Value Portfolio | PowerShares Fundamental Pure Mid Value Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.73%)
5 Years	rr_AverageAnnualReturnYear05	(2.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005

[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Mid Cap Value IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Mid Value Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended-RAFI® Fundamental Mid Value Index" is comprised of the performance of the Dynamic Mid Cap Value IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Mid Value Index starting at the conversion date and through December 31, 2011.
[3]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[4]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio
PowerShares Fundamental Pure Small Growth Portfolio
Investment Objective
The PowerShares Fundamental Pure Small Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Small Growth Index (the
"Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Small Growth Portfolio
Management Fees		0.29%
Other Expenses		0.33%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses	[2]	0.64%
Fee Waivers and Expense Assumption	[3]	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[2][3]	0.41%
[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[3]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Fundamental Pure Small Growth Portfolio	42	182	334	777

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 189% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small growth" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index
Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small"
size group. The Index Provider further divides the "small" size group into
"growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "small" and "growth."
The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally small" companies. The Fund considers "fundamentally small"
companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds also could include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25%
or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Growth Risk. The market values of "growth" securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying
Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the
Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations.
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.61%. Best Quarter Worst Quarter 18.01% (4th Quarter 2010) (23.82)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label		1 Year	5 Years	Since Inception	Inception Date
PowerShares Fundamental Pure Small Growth Portfolio	Return Before Taxes		(1.61%)	(2.01%)	0.82%	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio After Taxes on Distributions	Return After Taxes on Distributions		(1.61%)	(2.06%)	0.78%	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		(1.05%)	(1.73%)	0.68%	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	2.67%	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio RAFI® Fundamental Small Growth Index	RAFI® Fundamental Small Growth Index (reflects no deduction for fees, expenses or taxes)	[1]
PowerShares Fundamental Pure Small Growth Portfolio S&P Small Cap 600 Growth Index	S&P Small Cap 600 Growth Index (reflects no deduction for fees, expenses or taxes)		3.61%	3.80%	5.04%	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio Russell 2000® Growth Index	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		(2.90%)	2.08%	4.46%	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio Dynamic Small Cap Growth IntellidexSM Index	Dynamic Small Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]	1.57%	(0.67%)	1.92%	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio Blended-RAFI® Fundamental Small Growth Index	Blended-RAFI® Fundamental Small Growth Index (reflects no deduction for fees, expenses or taxes)	[2]	(0.97%)	(1.18%)	1.54%	Mar 3, 2005
[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap Growth IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Small Growth Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended-RAFI® Fundamental Small Growth Index" is comprised of the performance of the Dynamic Small Cap Growth IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Small Growth Index starting at the conversion date and through December 31, 2011.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Fundamental Pure Small Growth Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Fundamental Pure Small Growth Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Small Growth Index (the
		"Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 189% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of
		the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	189.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy
		and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small growth" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index
Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small"
size group. The Index Provider further divides the "small" size group into
"growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "small" and "growth."
The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally small" companies. The Fund considers "fundamentally small"
companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "growth." Although "growth" funds also could include some stocks that, based on their classification, would be considered "core" or "value," the Underlying Index contains only those stocks that the Index Provider classifies as pure "growth" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest 25%
or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate
		its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Growth Risk. The market values of "growth" securities may be more volatile than other types of investments. The returns on "growth" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying
Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the
Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations.
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund.
Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.61%. Best Quarter Worst Quarter 18.01% (4th Quarter 2010) (23.82)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio | RAFI® Fundamental Small Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RAFI® Fundamental Small Growth Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio | S&P Small Cap 600 Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Small Cap 600 Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.61%
5 Years	rr_AverageAnnualReturnYear05	3.80%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio | Russell 2000® Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.90%)
5 Years	rr_AverageAnnualReturnYear05	2.08%
Since Inception	rr_AverageAnnualReturnSinceInception	4.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio | Dynamic Small Cap Growth IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Small Cap Growth IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	1.57%
5 Years	rr_AverageAnnualReturnYear05	(0.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio | Blended-RAFI® Fundamental Small Growth Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended-RAFI® Fundamental Small Growth Index (reflects no deduction for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
5 Years	rr_AverageAnnualReturnYear05	(1.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio | PowerShares Fundamental Pure Small Growth Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%	[4]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.41%	[4],[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	42
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	182
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	334
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	777
Annual Return 2006	rr_AnnualReturn2006	5.55%
Annual Return 2007	rr_AnnualReturn2007	(0.96%)
Annual Return 2008	rr_AnnualReturn2008	(38.26%)
Annual Return 2009	rr_AnnualReturn2009	18.16%
Annual Return 2010	rr_AnnualReturn2010	27.13%
Annual Return 2011	rr_AnnualReturn2011	(1.61%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.61%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.82%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.61%)
5 Years	rr_AverageAnnualReturnYear05	(2.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio | PowerShares Fundamental Pure Small Growth Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.61%)
5 Years	rr_AverageAnnualReturnYear05	(2.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Growth Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Growth Portfolio | PowerShares Fundamental Pure Small Growth Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.05%)
5 Years	rr_AverageAnnualReturnYear05	(1.73%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005

[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap Growth IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Small Growth Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended-RAFI® Fundamental Small Growth Index" is comprised of the performance of the Dynamic Small Cap Growth IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Small Growth Index starting at the conversion date and through December 31, 2011.
[3]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table may differ from the ratio of expenses prior to waivers to average net assets included in the "Financial Highlights" section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[4]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[5]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio
PowerShares Fundamental Pure Small Core Portfolio
Investment Objective
The PowerShares Fundamental Pure Small Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Small Core Index (the "Underlying
Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Small Core Portfolio
Management Fees		0.29%
Other Expenses		0.93%
Total Annual Fund Operating Expenses	[1]	1.22%
Fee Waivers and Expense Assumption	[2]	0.83%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1][2]	0.39%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and
Expense Assumption in the first year and the Total Annual Fund Operating
Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Fundamental Pure Small Core Portfolio	40	305	590	1,404

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 97% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small core" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index
Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stock into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small"
size group. The Index Provider further divides the "small" size group into
"growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "small" and "core." The
Fund generally will invest at least 80% of its total assets in common stocks of
"fundamentally small" companies. The Fund considers "fundamentally small"
companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds also could include some stocks that, based on their classification, would be considered
"growth" or "value," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "core" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Core Risk. The returns on "core" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.69%. Best Quarter Worst Quarter 17.31% (2nd Quarter 2009) (27.15)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label		1 Year	5 Years	Since Inception	Inception Date
PowerShares Fundamental Pure Small Core Portfolio	Return Before Taxes		(1.14%)	(2.33%)	(2.07%)	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio After Taxes on Distributions	Return After Taxes on Distributions		(1.38%)	(2.56%)	(2.30%)	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		(0.74%)	(2.10%)	(1.87%)	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio RAFI® Fundamental Small Core Index	RAFI® Fundamental Small Core Index (reflects no deduction for fees, expenses or taxes)	[1]				Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio S&P Small Cap 600® Index	S&P Small Cap 600® Index (reflects no deduction for fees, expenses or taxes)		1.01%	1.94%	2.00%	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		(4.17%)	0.15%	0.34%	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio Dynamic Small Cap IntellidexSM Index	Dynamic Small Cap IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]	(0.81%)	(1.54%)	(1.28%)	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio Blended-RAFI® Fundamental Small Core Index	Blended-RAFI® Fundamental Small Core Index (reflects no deduction for fees, expenses or taxes)	[2]	(0.68%)	(1.52%)	(1.25%)	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	0.08%	Dec 1, 2006
[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Small Core Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended-RAFI® Fundamental Small Core Index" is comprised of the performance of the Dynamic Small Cap IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Small Core Index starting at the conversion date and through December 31, 2011.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Fundamental Pure Small Core Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Fundamental Pure Small Core Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the RAFI® Fundamental Small Core Index (the "Underlying
		Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 97% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of
		the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	97.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and
Expense Assumption in the first year and the Total Annual Fund Operating
Expenses thereafter. This example does not include the brokerage commissions
		that investors may pay to buy and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small core" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index
Provider") classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word "Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stock into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small"
size group. The Index Provider further divides the "small" size group into
"growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both "small" and "core." The
Fund generally will invest at least 80% of its total assets in common stocks of
"fundamentally small" companies. The Fund considers "fundamentally small"
companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "core." Although "core" funds also could include some stocks that, based on their classification, would be considered
"growth" or "value," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "core" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or
		sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Core Risk. The returns on "core" securities may or may not move in tandem with the returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying
Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 6.69%. Best Quarter Worst Quarter 17.31% (2nd Quarter 2009) (27.15)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio | RAFI® Fundamental Small Core Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RAFI® Fundamental Small Core Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio | S&P Small Cap 600® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Small Cap 600® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.01%
5 Years	rr_AverageAnnualReturnYear05	1.94%
Since Inception	rr_AverageAnnualReturnSinceInception	2.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio | Russell 2000® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.17%)
5 Years	rr_AverageAnnualReturnYear05	0.15%
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio | Dynamic Small Cap IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Small Cap IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	(0.81%)
5 Years	rr_AverageAnnualReturnYear05	(1.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.28%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio | Blended-RAFI® Fundamental Small Core Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended-RAFI® Fundamental Small Core Index (reflects no deduction for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	(0.68%)
5 Years	rr_AverageAnnualReturnYear05	(1.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.25%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio | PowerShares Fundamental Pure Small Core Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.93%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[3]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.83%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	305
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	590
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,404
Annual Return 2007	rr_AnnualReturn2007	(4.00%)
Annual Return 2008	rr_AnnualReturn2008	(34.78%)
Annual Return 2009	rr_AnnualReturn2009	17.85%
Annual Return 2010	rr_AnnualReturn2010	21.81%
Annual Return 2011	rr_AnnualReturn2011	(1.14%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.69%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.15%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.14%)
5 Years	rr_AverageAnnualReturnYear05	(2.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio | PowerShares Fundamental Pure Small Core Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.38%)
5 Years	rr_AverageAnnualReturnYear05	(2.56%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.30%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006
PowerShares Fundamental Pure Small Core Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Core Portfolio | PowerShares Fundamental Pure Small Core Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.74%)
5 Years	rr_AverageAnnualReturnYear05	(2.10%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.87%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 1, 2006

[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Small Core Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended-RAFI® Fundamental Small Core Index" is comprised of the performance of the Dynamic Small Cap IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Small Core Index starting at the conversion date and through December 31, 2011.
[3]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[4]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio
PowerShares Fundamental Pure Small Value Portfolio
Investment Objective
The PowerShares Fundamental Pure Small Value Portfolio (the "Fund) seeks investment results that generally correspond (before fees and expenses)
to the price and yield of the RAFI® Fundamental Small Value Index (the
"Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Pure Small Value Portfolio
Management Fees		0.29%
Other Expenses		0.32%
Total Annual Fund Operating Expenses	[1]	0.61%
Fee Waivers and Expense Assumption	[2]	0.22%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1][2]	0.39%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Fundamental Pure Small Value Portfolio	40	173	318	741

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 109% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small value" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index Provider")
classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word
"Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight is calculated for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider further divides the "small" size group into "growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both
"small" and "value." The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally small" companies. The Fund considers "fundamentally small" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "value." Although "value" funds also could include some stocks that, based on their classification, would be considered
"growth" or "core," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "value" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Value Risk. "Value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they focus are still evolving and, as a result, may be more sensitive to changing market conditions.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying
Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations.
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.91%. Best Quarter Worst Quarter 17.58% (4th Quarter 2011) (26.75)% (4th Quarter 2008)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label		1 Year	5 Years	Since Inception	Inception Date
PowerShares Fundamental Pure Small Value Portfolio	Return Before Taxes		(1.42%)	(2.59%)	0.95%	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio After Taxes on Distributions	Return After Taxes on Distributions		(1.78%)	(3.09%)	0.50%	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares		(0.93%)	(2.46%)	0.55%	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)		2.11%	(0.24%)	2.67%	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio RAFI® Fundamental Small Value Index	RAFI® Fundamental Small Value Index (reflects no deduction for fees, expenses or taxes)	[1]
PowerShares Fundamental Pure Small Value Portfolio S&P Small Cap 600 Value Index	S&P Small Cap 600 Value Index (reflects no deduction for fees, expenses or taxes)		(1.37%)	0.12%	3.59%	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio Russell 2000® Value Index	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)		(5.50%)	(1.87%)	2.56%	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio Dynamic Small Cap Value IntellidexSM Index	Dynamic Small Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]	0.01%	(1.68%)	1.84%	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio Blended-RAFI® Fundamental Small Value Index	Blended-RAFI® Fundamental Small Value Index (reflects no deduction for fees, expenses or taxes)	[2]	(0.86%)	(1.86%)	1.71%	Mar 3, 2005
[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap Value IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Small Value Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended-RAFI® Fundamental Small Value Index" is comprised of the performance of the Dynamic Small Cap Value IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Small Value Index starting at the conversion date and through December 31, 2011.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Aug 31, 2012
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Fundamental Pure Small Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Fundamental Pure Small Value Portfolio (the "Fund) seeks investment results that generally correspond (before fees and expenses)
to the price and yield of the RAFI® Fundamental Small Value Index (the
		"Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the
		example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the fiscal year ended April 30, 2012, the
Fund's portfolio turnover rate was 109% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of
		the Fund's in-kind creations and redemptions.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	109.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest
$10,000 in the Fund for the time periods indicated and then sell all of your
Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are equal to the
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in
the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy
		and sell Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in the component securities that comprise the Underlying Index. The Underlying Index is comprised of common stocks of "small value" U.S. companies (including real estate investment trusts ("REITs")) that Research Affiliates, LLC ("RA" or the "Index Provider")
classifies based on its Fundamental Index® methodology. Strictly in accordance with its guidelines and mandated procedures, the Index Provider identifies the common stocks for inclusion in the Underlying Index from a universe of the 2,500 largest U.S. companies based on fundamental weight. The use of the word
"Fundamental" in the Fund's name reflects the fact that, in identifying the common stocks, the Index Provider uses fundamental measures of company size, rather than market capitalization (company share price multiplied by number of shares outstanding). The Index Provider uses the following fundamental measures to include common stocks in the Underlying Index: book value, income, sales and dividends. It then calculates a composite fundamental weight is calculated for each common stock by equally weighting the above four fundamental measures. The Index Provider then ranks each common stock by its fundamental weight and, based on this ranking, divides the common stocks into three size groups: "large," "mid" and "small." The common stocks it ranks in the top 70% of the eligible universe by fundamental weight comprise the "large" size group, the next 20% comprise the "mid" size group, and the final 10% comprise the "small" size group. The Index Provider further divides the "small" size group into "growth," "core" or "value" subsets based on the Fundamental Index® methodology style score, which uses a combination of fundamental growth rates and fundamental valuation ratios. The Underlying Index is composed only of those common stocks that the Index Provider classifies as both
"small" and "value." The Fund generally will invest at least 80% of its total assets in common stocks of "fundamentally small" companies. The Fund considers "fundamentally small" companies to be those companies that comprise the Underlying Index.

The use of the word "Pure" in the Fund's name reflects that, in selecting securities for the Underlying Index, the Index Provider includes only those securities that it has classified as "value." Although "value" funds also could include some stocks that, based on their classification, would be considered
"growth" or "core," the Underlying Index contains only those stocks that the
Index Provider classifies as pure "value" stocks. The Fund generally will invest in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate
		its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Value Risk. "Value" securities are subject to the risk that the valuations never improve or that the returns on "value" securities are less than returns on other styles of investing or the overall stock market. Thus, the value of the Fund's investments will vary and at times may be lower or higher than that of other types of investments.

"Fundamentally Small" Company Risk. Investing in common stocks of "fundamentally small" companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' common stocks may be more volatile and less liquid than those of more established companies.
These common stocks may have returns that vary, sometimes significantly, from the overall stock market. Often "fundamentally small" companies and the industries in which they focus are still evolving and, as a result, may be more sensitive to changing market conditions.

REIT Risk. Although the Fund will not invest in real estate directly, the REITs in which the Fund may invest are subject to risks inherent in the direct ownership of real estate. These risks include, but are not limited to, a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages and changes in neighborhood values and appeal to purchasers.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the
Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the Underlying
Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations.
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
		Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated
		performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns-Calendar Years
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's year-to-date total return for the six months ended June 30, 2012 was 8.91%. Best Quarter Worst Quarter 17.58% (4th Quarter 2011) (26.75)% (4th Quarter 2008)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after
		taxes on distributions.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the Periods Ended December 31, 2011
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | S&P 500® Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | RAFI® Fundamental Small Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	RAFI® Fundamental Small Value Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01
5 Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | S&P Small Cap 600 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P Small Cap 600 Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.37%)
5 Years	rr_AverageAnnualReturnYear05	0.12%
Since Inception	rr_AverageAnnualReturnSinceInception	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | Russell 2000® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(5.50%)
5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | Dynamic Small Cap Value IntellidexSM Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Dynamic Small Cap Value IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	[1]
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	(1.68%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | Blended-RAFI® Fundamental Small Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Blended-RAFI® Fundamental Small Value Index (reflects no deduction for fees, expenses or taxes)	[2]
1 Year	rr_AverageAnnualReturnYear01	(0.86%)
5 Years	rr_AverageAnnualReturnYear05	(1.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.29%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%	[3]
Fee Waivers and Expense Assumption	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	rr_NetExpensesOverAssets	0.39%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-08-31
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	173
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	318
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	741
Annual Return 2006	rr_AnnualReturn2006	17.43%
Annual Return 2007	rr_AnnualReturn2007	(8.45%)
Annual Return 2008	rr_AnnualReturn2008	(32.06%)
Annual Return 2009	rr_AnnualReturn2009	20.44%
Annual Return 2010	rr_AnnualReturn2010	18.78%
Annual Return 2011	rr_AnnualReturn2011	(1.42%)
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.91%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.75%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.42%)
5 Years	rr_AverageAnnualReturnYear05	(2.59%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(1.78%)
5 Years	rr_AverageAnnualReturnYear05	(3.09%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005
PowerShares Fundamental Pure Small Value Portfolio (Prospectus Summary) | PowerShares Fundamental Pure Small Value Portfolio | PowerShares Fundamental Pure Small Value Portfolio | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(0.93%)
5 Years	rr_AverageAnnualReturnYear05	(2.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 3, 2005

[1]	Prior to June 16, 2011, the Fund sought to replicate, before fees and expenses, the performance of an index called the "Dynamic Small Cap Value IntellidexSM Index." "1 Year," "5 Years" and "Since Inception" performance for the RAFI® Fundamental Small Value Index is not available because the Index did not commence calculation and publication until April 15, 2011.
[2]	The data shown as "Blended-RAFI® Fundamental Small Value Index" is comprised of the performance of the Dynamic Small Cap Value IntellidexSM Index from Fund inception through the conversion date, June 16, 2011, followed by the performance of the RAFI® Fundamental Small Value Index starting at the conversion date and through December 31, 2011.
[3]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[4]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.39% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.